united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22865

Forethought Variable Insurance Trust

(Exact name of registrant as specified in charter)

10 West Market Street, Suite 2300, Indianapolis, IN 46204

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-223-2703

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2018

Item 1. Schedule of Investments.

Global Atlantic BlackRock Allocation Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 99.8%
	DEBT FUNDS - 36.1%
67,000	iShares iBoxx $ Investment Grade Corporate Bond	$7,700,310
116,826	iShares Intermediate Credit Bond ETF	6,203,461
39,140	iShares JP Morgan USD Emerging Markets Bond ETF	4,219,683
222,595	iShares Short Maturity Bond ETF	11,170,930
101,800	iShares U.S. Treasury Bond ETF	2,477,812
		31,772,196
	EQUITY FUNDS - 63.7%
94,327	iShares Core MSCI EAFE ETF	6,044,474
81,287	iShares Core MSCI Emerging Markets ETF	4,209,041
73,217	iShares Core S&P 500 ETF	21,432,812
21,490	iShares Core S&P Mid-Cap ETF	4,325,722
20,119	iShares Core S&P Small-Cap ETF	1,755,182
64,015	iShares Edge MSCI Min Vol USA ETF	3,651,416
53,724	iShares Edge MSCI USA Momentum Factor ETF	6,393,156
25,650	iShares Global Tech ETF	4,491,828
10,646	iShares S&P 500 Growth ETF	1,886,152
15,492	iShares S&P 500 Value ETF	1,794,593
		55,984,376

	TOTAL EXCHANGE TRADED FUNDS (Cost $84,143,510)	87,756,572

	SHORT-TERM INVESTMENT - 0.5%
	MONEY MARKET FUND - 0.5%
392,901	Fidelity investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.92% (a) (Cost - $392,901)	392,901

	TOTAL INVESTMENTS - 100.3% (Cost - $84,536,411)	$88,149,473
	OTHER ASSETS LESS LIABILITIES - NET - (0.3)%	(244,843)
	TOTAL NET ASSETS - 100.0%	$87,904,630

(a)	Money market rate shown represents the rate at September 30, 2018.

ETF - Exchange Traded Fund

Global Atlantic BlackRock Disciplined Core Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Value
	COMMON STOCKS - 98.3%
	ADVERTISING - 0.1%
30,502	Interpublic Group of Cos, Inc.	$697,581

	AEROSPACE/DEFENSE - 2.8%
11,428	Boeing Co.	4,250,073
3,496	Curtiss-Wright Corp.	480,420
55,841	Embraer SA - ADR	1,093,925
13,547	General Dynamics Corp.	2,773,342
8,659	Lockheed Martin Corp.	2,995,668
1,550	Northrop Grumman Corp.	491,923
22,652	Raytheon Co.	4,681,262
4,137	Rockwell Collins, Inc.	581,124
		17,347,737
	AGRICULTURE - 1.3%
26,947	Altria Group, Inc.	1,625,174
84,216	Archer-Daniels-Midland Co.	4,233,538
31,083	Philip Morris International, Inc.	2,534,508
		8,393,220
	AIRLINES - 0.4%
46,180	Delta Air Lines, Inc.	2,670,589

	APPAREL - 0.9%
17,469	Michael Kors Holdings Ltd. *	1,197,675
38,650	NIKE, Inc.	3,274,428
12,948	VF Corp.	1,209,991
		5,682,094
	AUTO MANUFACTURERS - 0.7%
28,990	General Motors Co.	976,093
22,109	Honda Motor Co. Ltd. - ADR	665,039
38,992	PACCAR, Inc.	2,658,864
		4,299,996
	BANKS - 6.5%
150,167	Bank of America Corp.	4,423,920
19,636	Capital One Financial Corp.	1,864,045
107,202	Citigroup, Inc.	7,690,671
91,617	Citizens Financial Group, Inc.	3,533,668
5,505	East West Bancorp, Inc.	332,337
34,922	First Republic Bank	3,352,512
77,060	JPMorgan Chase & Co.	8,695,450
45,105	KeyCorp.	897,138
171,329	Morgan Stanley	7,978,792
2,632	Signature Bank	302,259
34,417	Wells Fargo & Co.	1,808,958
		40,879,750

	BEVERAGES - 1.5%
202,128	Ambev SA - ADR	923,725
15,482	Anheuser-Busch InBev SA - ADR	1,355,759
8,377	Diageo PLC - ADR	1,186,770
5,377	Monster Beverage Corp. *	313,372
48,730	PepsiCo, Inc.	5,448,014
		9,227,640
	BIOTECHNOLOGY - 2.9%
21,054	Amgen, Inc.	4,364,284
545	Biogen, Inc. *	192,554
40,990	Celgene Corp. *	3,668,195
84,394	Gilead Sciences, Inc.	6,516,061
2,012	Incyte Corp. *	138,989
17,746	Vertex Pharmaceuticals, Inc. *	3,420,364
		18,300,447
	BUILDING MATERIALS - 0.8%
97,146	Fortune Brands Home & Security, Inc.	5,086,565

	CHEMICALS - 1.3%
32,495	Air Products & Chemicals, Inc.	5,428,290
1,934	Celanese Corp.	220,476
13,394	Eastman Chemical Co.	1,282,074
8,610	Huntsman Corp.	234,450
12,603	WR Grace & Co.	900,610
		8,065,900
	COMMERCIAL SERVICES - 2.0%
33,434	Booz Allen Hamilton Holding Corp.	1,659,329
13,577	Ecolab, Inc.	2,128,602
3,925	Green Dot Corp. *	348,619
41,636	H&R Block, Inc.	1,072,127
5,181	Insperity, Inc.	611,099
10,488	ManpowerGroup, Inc.	901,548
18,374	S&P Global, Inc.	3,590,096
7,844	Square, Inc. *	776,634
13,832	Total System Services, Inc.	1,365,772
		12,453,826
	COMPUTERS - 5.4%
116,732	Apple, Inc.	26,351,082
2,288	Cognizant Technology Solutions Corp.	176,519
1	EPAM Systems, Inc. *	138
97,892	HP, Inc.	2,522,677
27,148	International Business Machines Corp.	4,105,049
21,886	Pure Storage, Inc. *	567,942
		33,723,407
	COSMETICS/PERSONAL CARE - 0.6%
5,021	Colgate-Palmolive Co.	336,156
21,508	Estee Lauder Cos, Inc.	3,125,543
		3,461,699
	DIVERSIFIED FINANCIAL SERVICES - 4.3%
531	Affiliated Managers Group, Inc.	72,598
41,238	American Express Co.	4,391,435
84,988	Charles Schwab Corp.	4,177,160
7,563	Discover Financial Services	578,191
30,137	Mastercard, Inc.	6,708,798
40,109	Moelis & Co.	2,197,973
1,588	OneMain Holdings, Inc. *	53,373
57,076	Visa, Inc.	8,566,537
		26,746,065

	ELECTRIC - 2.1%
17,403	Ameren Corp.	1,100,218
55,758	CenterPoint Energy, Inc.	1,541,709
10,105	CMS Energy Corp.	495,145
16,043	Consolidated Edison, Inc.	1,222,316
14,664	Dominion Energy, Inc.	1,030,586
46,026	Evergy, Inc.	2,527,748
53,596	Eversource Energy	3,292,938
23,718	Pinnacle West Capital Corp.	1,877,991
		13,088,651
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
43,061	AMETEK, Inc.	3,406,986

	ELECTRONICS - 1.1%
21,821	Agilent Technologies, Inc.	1,539,253
16,130	Garmin Ltd.	1,129,907
15,640	Honeywell International, Inc.	2,602,496
17,255	TE Connectivity Ltd.	1,517,232
		6,788,888
	ENVIRONMENTAL CONTROL - 0.4%
18,561	Clean Harbors, Inc. *	1,328,596
11,201	Waste Management, Inc.	1,012,122
		2,340,718
	FOOD - 1.1%
58,770	Hershey Co.	5,994,540
10,314	Kellogg Co.	722,186
836	Lamb Weston Holdings, Inc.	55,678
4,357	Tyson Foods, Inc.	259,372
		7,031,776
	GAS - 0.1%
14,959	UGI Corp.	829,925

	HEALTHCARE PRODUCTS - 2.7%
13,553	Abbott Laboratories	994,248
31,533	Danaher Corp.	3,426,376
2,819	IDEXX Laboratories, Inc. *	703,792
26,805	Masimo Corp. *	3,338,295
26,299	Medtronic PLC	2,587,033
3,571	Smith & Nephew PLC - ADR	132,448
20,068	Stryker Corp.	3,565,682
8,674	Thermo Fisher Scientific, Inc.	2,117,150
		16,865,024
	HEALTHCARE - SERVICES - 2.7%
8,234	Aetna, Inc.	1,670,267
21,307	Humana, Inc.	7,212,846
24,137	UnitedHealth Group, Inc.	6,421,407
5,275	WellCare Health Plans, Inc. *	1,690,585
		16,995,105
	HOME BUILDERS - 0.1%
18,348	DR Horton, Inc.	773,919

	HOUSEHOLD PRODUCTS/WARES - 0.5%
8,030	Avery Dennison Corp.	870,051
40,242	Church & Dwight Co., Inc.	2,389,168
		3,259,219
	INSURANCE - 3.7%
52,033	Allstate Corp.	5,135,657
14,704	American Financial Group, Inc.	1,631,703
15,022	Athene Holding Ltd. *	776,037
30,235	Berkshire Hathaway, Inc. *	6,473,616
7,048	Essent Group Ltd. *	311,874
42,322	Hartford Financial Services Group, Inc.	2,114,407
27,801	Lincoln National Corp.	1,881,016
37,255	Progressive Corp.	2,646,595
24,465	Prudential Financial, Inc.	2,478,794
		23,449,699
	INTERNET - 9.1%
6,202	Alphabet, Inc. - Class A *	7,486,310
7,750	Alphabet, Inc. - Class C *	9,249,393
8,912	Amazon.com, Inc. *	17,850,736
2,198	Baidu, Inc. - ADR *	502,639
813	Booking Holdings, Inc. *	1,612,992
5,092	CDW Corp.	452,781
74,727	Facebook, Inc. *	12,289,602
11,336	GoDaddy, Inc. *	945,309
11,811	JD.com, Inc. - ADR *	308,149
5,936	Netflix, Inc. *	2,220,836
3,174	Palo Alto Networks, Inc. *	714,975
2,070	RingCentral, Inc. *	192,614
22,778	Twitter, Inc. *	648,262
3,208	VeriSign, Inc. *	513,665
17,566	Vipshop Holdings Ltd. - ADR *	109,612
14,942	Yelp, Inc. *	735,146
18,355	Zendesk, Inc. *	1,303,205
		57,136,226
	IRON/STEEL - 0.0% **
1,341	Reliance Steel & Aluminum Co.	114,374

	LEISURE - 0.4%
30,798	Carnival Corp.	1,963,988
4,705	Carnival PLC - ADR	296,791
		2,260,779
	LODGING - 0.8%
86,245	Las Vegas Sands Corp.	5,116,916

	MACHINERY - CONSTRUCTION & MINING - 0.1%
12,279	Oshkosh Corp.	874,756

	MACHINERY - DIVERSIFIED - 0.6%
7,883	Deere & Co.	1,185,051
13,249	Rockwell Automation, Inc.	2,484,452
		3,669,503

	MEDIA - 1.7%
10,112	CBS Corp.	580,934
131,403	Comcast Corp.	4,652,980
1,148	Discovery Communications, Inc. *	33,958
23,623	Liberty Media Corp-Liberty SiriusXM - Class A *	1,026,183
13,357	Liberty Media Corp-Liberty SiriusXM - Class C *	580,362
33,201	Twenty-First Century Fox, Inc. - Class A	1,538,202
11,088	Twenty-First Century Fox, Inc. - Class B	508,052
45,862	Viacom, Inc.	1,548,301
4,058	World Wrestling Entertainment, Inc.	392,530
		10,861,502
	MINING - 0.3%
54,426	Newmont Mining Corp.	1,643,665

	MISCELLANEOUS MANUFACTURER - 2.2%
5,453	3M Co	1,149,002
32,996	Crane Co.	3,245,157
74,539	General Electric Co.	841,545
43,469	Illinois Tool Works, Inc.	6,134,345
26,304	Ingersoll-Rand PLC	2,690,899
		14,060,948
	OFFICE/BUSINESS EQUIPMENT - 0.0% **
1,223	Zebra Technologies Corp. *	216,263

	OIL & GAS - 4.7%
69,692	Anadarko Petroleum Corp.	4,697,938
1,413	BP PLC - ADR	65,139
2,502	Canadian Natural Resources Ltd.	81,715
12,025	Chevron Corp.	1,470,417
75,834	ConocoPhillips	5,869,552
6,793	Continental Resources, Inc. *	463,826
86,788	Exxon Mobil Corp.	7,378,716
3,840	Helmerich & Payne, Inc.	264,077
28,417	Occidental Petroleum Corp.	2,335,025
59,803	Phillips 66	6,740,994
		29,367,399
	OIL & GAS SERVICES - 0.6%
74,037	Halliburton Co.	3,000,720
18,049	TechnipFMC PLC *	564,031
		3,564,751
	PACKAGING & CONTAINERS - 0.2%
9,368	Packaging Corp. of America	1,027,576
1,358	WestRock Co.	72,572
		1,100,148
	PHARMACEUTICALS - 6.4%
55,854	AbbVie, Inc.	5,282,671
24,569	AmerisourceBergen Corp.	2,265,753
81,538	Bristol-Myers Squibb Co.	5,061,879
10,373	Cardinal Health, Inc.	560,142
33,116	Eli Lilly & Co.	3,553,678
14,144	Express Scripts Holding Co. *	1,343,821
14,567	Herbalife Nutrition Ltd. *	794,630
66,475	Johnson & Johnson	9,184,851
16,758	McKesson Corp.	2,222,949

85,018	Merck & Co., Inc.	6,031,177
21,370	Novo Nordisk A/S - ADR	1,007,382
22,454	Roche Holding AG - ADR	677,213
27,143	Zoetis, Inc.	2,485,213
		40,471,359
	PIPELINES - 0.2%
65,944	Kinder Morgan, Inc.	1,169,187

	REAL ESTATE INVESTMENT TRUSTS - 2.6%
81,450	Host Hotels & Resorts, Inc.	1,718,595
11,903	Park Hotels & Resorts, Inc.	390,656
78,341	Prologis, Inc.	5,310,736
73,733	Realty Income Corp.	4,194,670
26,480	Simon Property Group, Inc.	4,680,340
		16,294,997
	RETAIL - 6.7%
11,246	AutoNation, Inc. *	467,271
16,211	Costco Wholesale Corp.	3,807,640
26,531	Darden Restaurants, Inc.	2,949,982
1,879	Domino’s Pizza, Inc.	553,929
28,124	Home Depot, Inc.	5,825,887
4,503	Lululemon Athletica, Inc. *	731,692
46,303	McDonald’s Corp.	7,746,029
17,243	Penske Automotive Group, Inc.	817,146
91,667	Target Corp.	8,085,946
11,195	Tiffany & Co.	1,443,819
28,180	TJX Cos, Inc.	3,156,724
70,316	Wal-Mart Stores, Inc.	6,603,376
		42,189,441
	SEMICONDUCTORS - 3.7%
51,814	Applied Materials, Inc.	2,002,611
11,053	Broadcom Ltd.	2,727,107
124,803	Intel Corp.	5,901,934
62,101	Maxim Integrated Products, Inc.	3,501,875
14,663	Mellanox Technologies Ltd. *	1,076,997
18,328	NVIDIA Corp.	5,150,535
11,240	QUALCOMM, Inc.	809,617
29,235	Xilinx, Inc.	2,343,770
		23,514,446
	SOFTWARE - 7.3%
12,078	Adobe Systems, Inc. *	3,260,456
3,955	CDK Global, Inc.	247,425
30,914	Fidelity National Information Services, Inc.	3,371,790
43,571	First Data Corp. *	1,066,182
2,275	Intuit, Inc.	517,335
222,784	Microsoft Corp.	25,479,806
1,691	New Relic, Inc. *	159,343
40,226	Oracle Corp.	2,074,053
25,309	salesforce.com, Inc. *	4,024,890
25,154	Veeva Systems, Inc. *	2,738,516
17,621	Vmware, Inc. *	2,749,933
		45,689,729

	TELECOMMUNICATIONS - 3.0%
151,815	AT&T, Inc.	5,097,948
19,754	BCE, Inc.	800,432
50,836	China Mobile Ltd. - ADR	2,487,405
184,108	Cisco Systems, Inc.	8,956,854
66,693	Mobile TeleSystems PJSC - ADR	568,891
2,888	Motorola Solutions, Inc.	375,844
6,998	Telephone & Data Systems, Inc.	212,949
8,538	Zayo Group Holdings, Inc. *	296,439
		18,796,762
	TRANSPORTATION - 1.0%
1,908	CSX Corp.	141,287
10,119	FedEx Corp.	2,436,554
7,260	Landstar System, Inc.	885,720
14,780	Norfolk Southern Corp.	2,667,790
		6,131,351
	WATER - 0.2%
17,441	American Water Works Co., Inc.	1,534,284

	TOTAL COMMON STOCKS (Cost - $563,664,693)	617,645,212

	SHORT-TERM INVESTMENT - 1.5%
	MONEY MARKET FUND - 1.5%
9,206,442	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.92% (a)(Cost - $9,206,442)	9,206,442

	TOTAL INVESTMENTS - 99.8% (Cost - $572,871,135)	$626,851,654
	OTHER ASSETS LESS LIABILITIES - NET - 0.2%	1,319,858
	TOTAL NET ASSETS - 100.0%	$628,171,512

*	Non-income producing security.

**	Amount is less than 0.05%

ADR - American Depository Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Money market rate shown represents the rate at September 30, 2018.

Futures Contracts
					Unrealized
Description	Counterparty	Contracts	Expiration Date	Notional Value	Appreciation
LONG
S&P 500 E-mini Future	Goldman Sachs	73	Dec-18	10,654,350	$20,765

Global Atlantic BlackRock Disciplined Growth Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Value
	COMMON STOCKS - 98.9%
	ADVERTISING - 0.0% **
636	Interpublic Group of Cos, Inc.	$14,545

	AEROSPACE/DEFENSE - 4.1%
741	Boeing Co.	275,578
767	Curtiss-Wright Corp.	105,401
205	General Dynamics Corp.	41,968
208	HEICO Corp.	15,704
441	Lockheed Martin Corp.	152,568
34	Northrop Grumman Corp.	10,791
1,027	Raytheon Co.	212,240
34	Rockwell Collins, Inc.	4,776
		819,026
	AGRICULTURE - 1.1%
2,765	Altria Group, Inc.	166,757
969	Archer-Daniels-Midland Co.	48,712
		215,469
	AIRLINES - 0.1%
406	Delta Air Lines, Inc.	23,479
141	Southwest Airlines Co.	8,805
		32,284
	APPAREL - 1.3%
39	Columbia Sportswear Co.	3,630
790	Michael Kors Holdings Ltd. *	54,162
1,822	NIKE, Inc.	154,360
486	VF Corp.	45,417
		257,569
	BANKS - 0.6%
688	First Republic Bank	66,048
1,235	Morgan Stanley	57,514
		123,562
	BEVERAGES - 1.5%
254	Keurig Dr Pepper, Inc.	5,885
1,717	Monster Beverage Corp. *	100,067
1,835	PepsiCo, Inc.	205,153
		311,105
	BIOTECHNOLOGY - 4.5%
794	Amgen, Inc.	164,588
87	Biogen, Inc. *	30,738
1,975	Celgene Corp. *	176,743
3,247	Gilead Sciences, Inc.	250,701
528	Incyte Corp. *	36,474
5	Regeneron Pharmaceuticals, Inc. *	2,020
1,257	Vertex Pharmaceuticals, Inc. *	242,274
		903,538
	BUILDING MATERIALS - 0.8%
2,495	Fortune Brands Home & Security, Inc.	130,638
188	Lennox International, Inc.	41,059
		171,697

	CHEMICALS - 0.7%
263	Air Products & Chemicals, Inc.	43,934
383	Celanese Corp.	43,662
111	Huntsman Corp.	3,023
592	WR Grace & Co.	42,304
		132,923
	COMMERCIAL SERVICES - 3.4%
64	Automatic Data Processing, Inc.	9,642
1,818	Booz Allen Hamilton Holding Corp.	90,227
213	Ecolab, Inc.	33,394
360	Green Dot Corp. *	31,975
1,045	H&R Block, Inc.	26,909
638	Insperity, Inc.	75,252
51	ManpowerGroup, Inc.	4,384
697	S&P Global, Inc.	136,187
1,087	Square, Inc. *	107,624
1,329	Total System Services, Inc.	131,225
399	TransUnion	29,358
55	Weight Watchers International, Inc. *	3,959
		680,136
	COMPUTERS - 8.7%
6,833	Apple, Inc.	1,542,481
296	Cognizant Technology Solutions Corp.	22,836
127	EPAM Systems, Inc. *	17,488
1,492	HP, Inc.	38,449
629	International Business Machines Corp.	95,111
1,694	Pure Storage, Inc. *	43,959
		1,760,324
	COSMETICS/PERSONAL CARE - 0.4%
520	Estee Lauder Cos, Inc.	75,566

	DISTRIBUTION/WHOLESALE - 0.1%
846	HD Supply Holdings, Inc. *	36,200

	DIVERSIFIED FINANCIAL SERVICES - 6.0%
588	American Express Co.	62,616
4,080	Charles Schwab Corp.	200,532
121	Evercore, Inc.	12,167
1,512	Mastercard, Inc.	336,586
1,838	Moelis & Co.	100,722
150	OneMain Holdings, Inc. *	5,042
428	SEI Investments Co.	26,151
3,187	Visa, Inc.	478,337
		1,222,153
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
1,797	AMETEK, Inc.	142,179

	ELECTRONICS - 0.6%
199	Agilent Technologies, Inc.	14,037
726	Garmin Ltd.	50,856
498	National Instruments Corp.	24,068
261	TE Connectivity Ltd.	22,950
		111,911
	ENTERTAINMENT - 0.4%
698	Dolby Laboratories, Inc.	48,839
98	Vail Resorts, Inc.	26,893
		75,732

	ENVIRONMENTAL CONTROL - 0.4%
750	Clean Harbors, Inc. *	53,685
242	Waste Management, Inc.	21,867
		75,552
	FOOD - 0.8%
1,537	Hershey Co.	156,774

	HEALTHCARE PRODUCTS - 2.4%
572	Danaher Corp.	62,154
331	IDEXX Laboratories, Inc. *	82,637
1,510	Masimo Corp. *	188,055
29	ResMed, Inc.	3,345
814	Stryker Corp.	144,632
		480,823
	HEALTHCARE - SERVICES - 3.2%
145	Aetna, Inc.	29,413
784	Humana, Inc.	265,400
936	UnitedHealth Group, Inc.	249,013
298	WellCare Health Plans, Inc. *	95,506
		639,332
	HOME BUILDERS - 0.0% **
588	DR Horton, Inc.	24,802

	HOUSEHOLD PRODUCTS/WARES - 0.5%
551	Avery Dennison Corp.	59,701
722	Church & Dwight Co., Inc.	42,865
		102,566
	INSURANCE - 0.7%
313	Allstate Corp.	30,893
1,423	Progressive Corp.	101,090
		131,983
	INTERNET - 18.1%
358	Alphabet, Inc. - Class A *	432,135
440	Alphabet, Inc. - Class C *	525,127
574	Amazon.com, Inc. *	1,149,722
55	Booking Holdings, Inc. *	109,120
406	CDW Corp.	36,102
4,027	Facebook, Inc. *	662,280
1,880	GoDaddy, Inc. *	156,773
59	GrubHub, Inc. *	8,179
454	Netflix, Inc. *	169,855
438	Palo Alto Networks, Inc. *	98,664
403	RingCentral, Inc. *	37,499
1,481	Twitter, Inc. *	42,149
627	VeriSign, Inc. *	100,395
863	Yelp, Inc. *	42,460
1,218	Zendesk, Inc. *	86,478
		3,656,938
	IRON/STEEL - 0.0% **
91	Reliance Steel & Aluminum Co.	7,761

	LEISURE - 0.0% **
288	Carnival Corp.	18,366

	LODGING - 1.1%
3,680	Las Vegas Sands Corp.	218,334

	MACHINERY - CONSTRUCTION & MINING - 0.4%
106	Caterpillar, Inc.	16,164
799	Oshkosh Corp.	56,921
		73,085
	MACHINERY - DIVERSIFIED - 0.9%
446	Deere & Co.	67,047
596	Rockwell Automation, Inc.	111,762
32	Roper Technologies, Inc.	9,479
		188,288
	MEDIA - 0.7%
265	CBS Corp.	15,224
989	Liberty Media Corp-Liberty SiriusXM - Class A *	42,962
397	Liberty Media Corp-Liberty SiriusXM - Class C *	17,250
917	Viacom, Inc.	30,958
330	World Wrestling Entertainment, Inc.	31,921
		138,315
	MISCELLANEOUS MANUFACTURER - 2.1%
17	3M Co.	3,582
1,505	Crane Co.	148,017
1,573	Illinois Tool Works, Inc.	221,982
518	Ingersoll-Rand PLC	52,991
		426,572
	OFFICE/BUSINESS EQUIPMENT - 0.1%
189	Zebra Technologies Corp. *	33,421

	OIL & GAS - 0.8%
1,494	Anadarko Petroleum Corp.	100,711
317	ConocoPhillips	24,536
316	Phillips 66	35,620
		160,867
	OIL & GAS SERVICES - 0.2%
1,045	Halliburton Co.	42,354

	PHARMACEUTICALS - 3.5%
3,098	AbbVie, Inc.	293,009
885	AmerisourceBergen Corp.	81,615
2,203	Bristol-Myers Squibb Co.	136,762
302	Eli Lilly & Co.	32,408
59	Express Scripts Holding Co. *	5,606
113	Herbalife Nutrition Ltd. *	6,164
18	Jazz Pharmaceuticals PLC *	3,026
1,531	Zoetis, Inc.	140,178
		698,768
	REAL ESTATE INVESTMENT TRUSTS - 1.9%
1,715	Host Hotels & Resorts, Inc.	36,187
1,167	Prologis, Inc.	79,111
2,590	Realty Income Corp.	147,345
707	Simon Property Group, Inc.	124,962
		387,605
	RETAIL - 7.7%
798	AutoNation, Inc. *	33,157
801	Costco Wholesale Corp.	188,139
1,330	Darden Restaurants, Inc.	147,883
261	Domino’s Pizza, Inc.	76,943

1,649	Home Depot, Inc.	341,590
312	Lululemon Athletica, Inc. *	50,697
950	McDonald’s Corp.	158,926
870	Penske Automotive Group, Inc.	41,229
2,505	Target Corp.	220,966
412	Tiffany & Co.	53,136
1,550	TJX Cos, Inc.	173,631
686	Walmart, Inc.	64,422
		1,550,719
	SEMICONDUCTORS - 4.2%
3,069	Applied Materials, Inc.	118,617
313	Broadcom Ltd.	77,226
220	Intel Corp.	10,404
3,212	Maxim Integrated Products, Inc.	181,125
994	NVIDIA Corp.	279,334
27	NXP Semiconductors NV	2,309
196	Skyworks Solutions, Inc.	17,779
542	Texas Instruments, Inc.	58,151
1,270	Xilinx, Inc.	101,816
		846,761
	SOFTWARE - 12.1%
860	Adobe Systems, Inc. *	232,157
132	Atlassian Corp. PLC *	12,690
722	Cadence Design Systems, Inc. *	32,721
379	CDK Global, Inc.	23,710
91	Electronic Arts, Inc. *	10,965
349	Fidelity National Information Services, Inc.	38,065
2,156	First Data Corp. *	52,757
369	Intuit, Inc.	83,911
11,468	Microsoft Corp.	1,311,595
304	New Relic, Inc. *	28,646
1,900	salesforce.com, Inc. *	302,157
150	Splunk, Inc. *	18,137
100	Ultimate Software Group, Inc. *	32,219
1,329	Veeva Systems, Inc. *	144,688
750	VMware, Inc. *	117,045
		2,441,463
	TELECOMMUNICATIONS - 1.1%
109	Arista Networks, Inc. *	28,979
997	Cisco Systems, Inc.	48,504
25	Motorola Solutions, Inc.	3,254
578	FedEx Corp.	139,177
		219,914
	TRANSPORTATION - 1.0%
416	JB Hunt Transport Services, Inc.	49,479
843	Landstar System, Inc.	102,846
165	Norfolk Southern Corp.	29,782
124	United Parcel Service, Inc.	14,477
		196,584

	TOTAL COMMON STOCKS (Cost - $17,300,533)	20,003,866

	SHORT-TERM INVESTMENT - 1.2%
	MONEY MARKET FUND - 1.2%
234,225	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.92% (a)(Cost - $234,225)	234,225

TOTAL INVESTMENTS - 100.1% (Cost - $17,534,758)	$20,238,091
OTHER ASSETS LESS LIABILITIES - NET - (0.1)%	(22,927)
TOTAL NET ASSETS - 100.0%	$20,215,164

*	Non-income producing security.

**	Represents less than 0.05%

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Money market rate shown represents the rate at September 30, 2018.

FUTURES CONTRACTS
					Unrealized
Description	Counterparty	Contracts	Expiration Date	Notional Value	Appreciation
LONG
S&P 500 E-mini Future	Goldman Sachs	1	Dec-18	145,950	$383

Global Atlantic BlackRock Disciplined International Core Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 6.0%
	EQUITY FUNDS - 6.0%
126,270	iShares MSCI India ETF	$4,099,987
126,972	iShares MSCI Taiwan Capped ETF	4,786,845
40,778	iShares MSCI Turkey ETF	970,924
	TOTAL EQUITY FUNDS (Cost - $10,126,336)	9,857,756

	COMMON STOCKS - 90.7%
	ADVERTISING - 0.0% ^
472	Publicis Groupe SA	28,223

	AEROSPACE/DEFENSE - 0.4%
639	Airbus SE	80,291
1,224	CAE, Inc.	24,828
14	DasSAult Aviation SA	25,920
2,164	MTU Aero Engines AG	487,868
6,624	Rolls-Royce Holdings PLC	85,292
		704,199
	AGRICULTURE - 1.4%
777	British American Tobacco PLC	36,320
78,000	China Agri-Industries Holdings Ltd. *	30,104
1,858	Easy Bio, Inc. *	12,948
28,200	Gudang Garam Tbk PT	140,134
10,888	Imperial Brands PLC	379,242
29,300	Japan Tobacco, Inc.	765,099
17,994	Swedish Match AB	920,621
		2,284,468
	AIRLINES - 0.5%
92,000	China Eastern Airlines Corp. Ltd.	59,022
7,415	Deutsche Lufthansa AG	182,241
33,491	International Consolidated Airlines Group SA	287,936
59,282	Qantas Airways Ltd.	253,072
		782,271
	APPAREL - 1.8%
1,631	adidas AG	399,531
827	Christian Dior SE	354,447
1,412	Kering SA	757,206
2,277	LVMH Moet Hennessy Louis Vuitton SE	805,587
7,219	Moncler SpA	311,079
570	Puma SE	281,374
		2,909,224
	AUTO MANUFACTURERS - 1.8%
40,500	BAIC Motor Corp. Ltd.	32,452
663	Bayerische Motoren Werke AG	59,842
22,000	China First Capital Group Ltd. *	11,808
3,576	Ferrari NV	492,608
18,000	Geely Automobile Holdings Ltd.	35,885
8,800	Honda Motor Co. Ltd.	266,436
716	Hyundai Motor Co.	83,590
2,290	Kia Motors Corp.	72,462
7,000	Mitsubishi Motors Corp.	49,425
5,930	Peugeot SA	160,001
13,500	Sinotruk Hong Kong Ltd.	29,398
2,900	Suzuki Motor Corp.	166,159
16,200	Toyota Motor Corp.	1,011,920
21,605	Volvo AB	381,656
		2,853,642

	AUTO PARTS & EQUIPMENT - 2.7%
4,100	Aisin Seiki Co. Ltd.	199,613
1,600	Bridgestone Corp.	60,473
3,474	Cie Generale des Etablissements Michelin SCA	415,409
2,936	Continental AG	511,354
2,300	Denso Corp.	121,475
7,892	Faurecia SA	475,195
464	Georg Fischer AG *	527,273
4,503	Hella GmbH & Co. KGaA	251,261
266	Hyundai Mobis Co. Ltd.	54,675
29,200	JTEKT Corp.	427,518
5,974	Magna International, Inc.	313,582
2,338	Rheinmetall AG	244,566
10,400	Sumitomo Electric Industries Ltd. *	163,162
10,600	Tokai Rika Co. Ltd. *	223,973
7,500	Toyoda Gosei Co. Ltd.	185,214
9,300	Toyota Boshoku Corp.	173,661
		4,348,404
	BANKS - 11.6%
7,000	ABSA Group Ltd.	75,128
100	Agricultura Bank of China Ltd.	56
465,000	Agricultural Bank of China Ltd.	228,195
11,976	Australia & New Zealand Banking Group Ltd.	244,186
126,993	Banco Bilbao Vizcaya Argentaria SA	809,789
9,350	Banco Bradesco SA *	59,796
27,060	Banco Bradesco SA (Preference Shares) *	193,656
9,300	Banco do Brasil SA *	68,442
20,600	Banco SAntander Brasil SA	183,894
145,100	Bank Mandiri Persero Tbk PT	65,483
923,000	Bank of China Ltd.	410,489
108,000	Bank of Communications Co. Ltd.	81,018
4,203	Bank of Montreal	346,424
17,432	Bank of Nova Scotia (The)	1,038,287
303,000	Bank Rakyat Indonesia Persero Tbk PT	64,051
8,196	BNP Paribas SA	501,781
22,000	BOC Hong Kong Holdings Ltd.	104,589
4,427	Canadian Imperial Bank of Commerce	414,513
214,000	China CITIC Bank Corp. Ltd.	137,016
693,000	China Construction Bank Corp.	605,774
345,600	China Minsheng Banking Corp. Ltd.	256,609
119,000	Chongqing Rural Commercial Bank Co. Ltd.	65,090
1,041	Commonwealth Bank of Australia	53,787
398	Credicorp Ltd.	88,786
611	Credit Agricole SA	8,790
726	Danske Bank A/S	19,076
12,600	DBS Group Holdings Ltd.	240,593
14,487	DNB ASA	304,655
7,607	Erste Group Bank AG	316,136
928	FinecoBank Banca Fineco SpA	12,412
90,328	FirstRand Ltd. *	433,217
19,100	Grupo Financiero Banorte SAB de CV	138,281
3,900	Hachijuni Bank Ltd. (The)	17,889
72,386	HSBC Holdings PLC	632,258
513,000	Industrial & Commercial Bank of China Ltd.	375,003
1,090	Industrial Bank of Korea *	14,985
9,269	ING Groep NV	120,406
5,178	Intesa Sanpaolo SpA	13,237
70,100	Itau Unibanco Holding SA *	774,627
1,143	KBC Group NV	85,099

2,100	Kyushu Financial Group, Inc.	9,984
4,221	Macquarie Group Ltd.	384,939
119,700	Malayan Banking Bhd	283,161
24,487	Mediobanca SpA	244,712
154,000	Mitsubishi UFJ Financial Group, Inc.	961,407
22,600	Mizuho Financial Group, Inc.	39,436
545	National Australia Bank Ltd.	10,966
22,234	Natixis SA	150,920
11,278	OTP Bank PLC	417,956
3,700	Oversea-Chinese Banking Corp Ltd.	30,979
13,000	Postal Savings Bank of China Co. Ltd.	8,190
18,800	Public Bank Bhd	113,568
36,900	Resona Holdings, Inc.	207,362
20,306	Royal Bank of Canada	1,626,554
36,603	Skandinaviska Enskilda Banken AB	408,456
27,737	Standard Bank Group Ltd.	343,007
31,500	Sumitomo Mitsui Financial Group, Inc.	1,271,814
7,200	Sumitomo Mitsui Trust Holdings, Inc.	296,405
13,500	Suruga Bank Ltd.	67,509
381	Sydbank A/S *	11,216
92,700	Thanachart Capital PCL - NVDR *	154,070
28,310	Toronto-Dominion Bank (The)	1,719,056
1,041	UBS Group AG	16,519
25,842	Westpac Banking Corp.	522,234
2,054	Woori Bank *	31,294
		18,935,217
	BASE METALS - 0.1%
21,573	OZ Minerals Ltd. *	145,633

	BEVERAGES - 2.3%
75,000	Ambev SA	345,557
700	Asahi Group Holdings Ltd.	30,352
3,565	Carlsberg A/S	427,777
12,000	China Resources Beer Holdings Co. Ltd.	48,231
46,474	Diageo PLC	1,647,836
1,700	Fraser & Neave Holdings Bhd. *	15,494
18,400	Kirin Holdings Co. Ltd.	471,562
4,332	Pernod Ricard SA	710,968
210	Royal Unibrew A/S	17,303
		3,715,080
	BIOTECHNOLOGY - 0.5%
7,500	3SBio, Inc.	12,613
3,440	CSL Ltd.	500,565
416	Genmab AS*	65,442
3,033	H Lundbeck A/S	187,403
33	Medy-Tox, Inc.	18,415
		784,438
	BUILDING MATERIALS - 1.1%
73,000	BBMG Corp.	25,002
180,400	Cemex Sab De CV *	127,057
32,000	China Resources Cement Holdings Ltd.	37,255
21,569	Cie de Saint-Gobain	930,572
47,229	CSR Ltd.	128,830
7,324	Norbord, Inc.	242,509
2,203	Sika AG	322,286
547	Wienerberger AG	13,685
		1,827,196
	CHEMICALS - 3.1%
269	Air Liquide SA	35,400
3,099	Arkema SA	384,066
7,212	BASF SE *	641,240

1,426	Covestro AG	115,709
23,000	Daicel Corp.	267,289
2,300	DIC Corp.	82,819
1,749	Evonik Industries AG	62,671
1,194	Hanwha Chemical Corp. *	20,774
2,500	Hitachi Chemical Co. Ltd. *	50,909
1,600	JSR Corp.	29,877
15,000	Kingboard Laminates Holdings Ltd.	13,304
11,663	Koninklijke DSM NV	1,235,990
315	LG Chem Ltd.	103,793
729	Linde AG	150,761
63	Lotte Chemical Corp. *	15,789
2,000	Lotte Chemical Titan Holding Bhd	2,436
162	Lotte Fine Chemical Co. Ltd. *	7,580
4,002	Methanex Corp.	315,677
21,800	Mitsubishi Chemical Holdings Corp.	208,720
100	Nippon Shokubai Co. Ltd. *	7,774
1,200	NITTO DEKNO Corp.	89,970
623	Nutrien Ltd.	35,946
159,300	PTT Global Chemical PCL - NVDR	400,220
6,200	Shin-Etsu Chemical Co. Ltd.	549,395
16,000	Sumitomo Chemical Co. Ltd.	93,674
1,700	Tokai Carbon Co. Ltd.	33,391
1,036	Victrex PLC	45,123
900	Zeon Corp.	9,477
		5,009,774
	COAL - 0.1%
188,800	Bukit Asam PerseroTBK PT *	54,734
103,000	China Coal Energy Co. Ltd.	43,438
46,000	China Shenhua Energy Co. Ltd.	105,111
9,084	Whitehaven Coal Ltd.	35,756
		239,039
	COMMERCIAL SERVICES - 0.9%
3,349	Ashtead Group PLC	106,430
10,560	Atlantia SpA	219,183
10,000	CAR, Inc.	7,911
5,598	Experian PLC	143,848
67,654	G4S PLC	213,503
362	Intertek Group PLC	23,566
3,600	Recruit Holdings Co. Ltd.	120,185
2,848	RELX PLC	60,017
9,500	Shenzhen International Holdings Ltd.	19,619
500	Toppan Pricing Co. Ltd.	8,034
2,869	Wirecard AG	622,149
		1,544,445
	COMPUTERS - 1.1%
2,249	Atos SE	267,752
100	BOE Technology Group Co. Ltd.	46
2,257	Capgemini SE	284,171
4,029	CGI Group, Inc. *	259,582
1,776	Check Point Software Technologies Ltd. *	208,982
3,348	Computershare Ltd.	48,328
2,500	Fujitsu Ltd.	178,193
600	Itochu Techno-Solutions Corp.	13,042
256	Jenoptik AG	9,438
42,000	Lenovo Group Ltd.	30,702
2,351	Logitech International SA	105,564
13,100	Nihon Unisys Ltd. *	338,154
1,100	NTT Data Corp. *	15,234
156	Samsung SDS Co. Ltd.	32,487
204	SK Holdings Co. Ltd.	52,782
64	Sopra Steria Group *	10,266
		1,854,723

	COSMETICS - 1.9%
94	Amorepacific Corp.	22,118
5,110	Essity AB	128,365
300	Fancl Corp. *	14,738
4,100	Kao Corp.	331,148
33	LG Household & Health Care Ltd.	37,961
3,890	L’Oreal SA	938,438
1,700	Pigeon Corp.	95,787
11,300	Pola Orbis Holdings, Inc.	412,863
400	Shiseido Co. Ltd.	30,986
18,319	Svenska Cellulosa AB SCA	207,431
1,300	Unicharm Corp.	43,011
4,025	Unilever NV	224,238
10,317	Unilever PLC	567,216
		3,054,300
	DISTRIBUTION/WHOLESALE - 0.7%
671	Ferguson PLC	57,007
35,836	Inchcape PLC	312,637
1,800	ITOCHU Corp.	32,962
233	LG Corp. *	15,250
745	LG International Corp. *	14,876
7,300	Marubeni Corp.	66,840
5,000	Mitsubishi Corp.	154,114
23,000	Mitsui & Co. Ltd.	409,134
432	Posco Daewoo Corp. *	8,159
3,900	Sumitomo Corp.	65,049
		1,136,028
	DIVERSIFIED FIANACIAL SERVICES - 2.0%
3,486	Aareal Bank AG	145,845
2,128	ASX Ltd.	98,018
3,300	BOC Aviation Ltd.	25,599
20,000	China International Capital Corp. Ltd.	36,959
108,000	Chong Sing Holdings FinTech Gr *	5,797
88,400	Daiwa Securities Group, Inc.	537,941
2,950	Deutsche Boerse AG	395,410
651	Euronext NV	42,835
47,400	Guotai Junan Securities Co. Ltd.	97,527
1,705	Hana Financial Group, Inc.	68,477
7,900	Hitachi Capital Corp. *	220,130
7,900	Hong Kong Exchanges & Clearing Ltd.	226,150
5,457	IG Group Holdings PLC	45,117
3,437	KB Financial Group, Inc.	167,938
206	Korea Investment Holdings Co. Ltd. *	14,133
13,300	Krungthai Card Public Co. Ltd. *	14,805
9,333	Man Group PLC	21,469
5,297	Meritz Securities Co. Ltd. *	19,841
1,128	Mirae Asset Daewoo Co. Ltd. *	8,613
12,200	Mitsubishi UFJ Lease & Finance Co. Ltd. *	71,856
1,090	NH Investment & Securities Co. Ltd. *	14,052
29,706	Old Mutual Ltd.	63,584
16,000	ORIX Corp.	259,471
1,245	Samsung Securities Co. Ltd. *	36,646
10,025	Schroders PLC	404,613
2,770	Shinhan Financial Group Co. Ltd. *	112,373
600	Tokyo Century Corp. *	37,294
		3,192,493
	ELECTRIC- 1.5%
5,415	A2A SpA	9,403
1,823	AGL Energy Ltd.	25,721

47,000	China Power International Development Ltd.	10,451
5,700	Chubu Electric Power Co., Inc.	86,239
8,500	CLP Holdings Ltd.	99,557
124,000	Datang International Power Generation Co. Ltd.	31,377
13,543	E.ON SE	138,111
1,091	EDP Renovaveis SA	11,075
36,340	Enel SpA *	186,226
33,909	Engie SA *	498,815
3,599	Fortis, Inc./Canada	116,607
7,000	Gulf Energy Development PCL	16,504
3,349	Hera SpA *	10,433
19,900	Hokuriku Electric Power Co. *	203,757
62,000	Huadian Power International Corp. Ltd.	24,246
1,686	Korea Electric Power Corp. *	44,610
10,455	Origin Energy Ltd. *	62,485
24,900	Shikoku Electric Power Co., Inc.	325,102
61,500	Tenaga Nasional Bhd	229,743
52,200	Tokyo Electric Power Co. Holdings, Inc. *	256,439
1,510	Uniper SE	46,495
468	VERBUND AG	23,059
		2,456,455
	ELECTRICAL COMPONENT & EQUIPMENT - 0.3%
3,400	Casio Computer Co. Ltd.	55,587
296	LS Corp. *	18,279
242	LS Industrial Systems Co. Ltd. *	16,275
4,287	Schneider Electric SE	345,069
25,600	Xinjiang Goldwind Science & Technology Co. Ltd.	27,514
		462,724
	ELECTRONICS - 0.4%
14,654	Electrocomponents PLC	137,245
3,800	Hoya Corp.	225,822
1,669	LG Display Co. Ltd. *	28,738
433	Samsung Electro-Mechanics Co. Ltd. *	54,259
10,000	Venture Corp. Ltd.	129,030
		575,094
	ENERGY-ALTERNATE SOURCES - 0.1%
453	ERG SpA *	9,229
885	Landis+Gyr Group AG	59,390
83	OCI Co. Ltd. *	8,231
36,000	Xinyi Solar Holdings Ltd.	11,088
		87,938
	ENGINEERING & CONSTRUCTION - 2.4%
9,753	ACS Actividades de Construccion y Servicios SA	415,515
2,035	Aena SME SA	353,366
1,604	Bouygues SA	69,361
157,000	China Communications Construction Co. Ltd.	160,513
110,000	China Communications Services Corp. Ltd.	101,356
174,000	China Railway Construction Corp. Ltd.	234,820
178,000	China Railway Group Ltd.	176,524
7,697	CIMIC Group Ltd.	286,032
197	Daelim Industrial Co. Ltd. *	14,670
1,783	Daewoo Engineering & Construction Co. Ltd. *	9,516
72	Flughafen Zurich AG	14,624
423	GS Engineering & Construction Corp. *	19,944
5,838	HOCHTIEF AG	968,304
606	Hyundai Engineering & Construction Co. Ltd. *	36,876
3,900	Kandenko Co. Ltd. *	40,276
173,000	Metallurgical Corp. of China Ltd.	48,640
1,322	Samsung Engineering Co. Ltd. *	23,002
21,860	Sydney Airport	108,978
7,461	Vinci SA	710,782
683	WSP Global, Inc.	37,352
		3,830,451

	ENTERTAINEMENT - 0.7%
21,731	Aristocrat Leisure Ltd.	447,175
406,000	Genting Singapore PLC	314,971
1,267	Kindred Group PLC	14,218
4,000	Sankyo Co. Ltd.	156,535
8,100	Toho Co. Ltd.	254,228
10,828	William Hill PLC	35,597
		1,222,724
	FOOD - 2.9%
4,031	A2 Milk Co. Ltd.	30,091
1,600	Aeon Co. Ltd.	38,561
16,933	Associated British Foods PLC	505,666
38	Barry Callebaut AG	72,359
900	BRF SA *	4,938
70	CJ CheilJedang Corp.	21,046
66,000	Dali Foods Group Co. Ltd.	47,487
5,224	Danone SA	404,714
16,500	Indofood Sukses Makmur Tbk PT	6,533
40,900	JBS SA	95,758
2,826	Kesko OYJ	153,584
800	Kikkoman Corp.	47,612
15,991	Koninklijke Ahold Delhaize NV	366,828
2,720	Magnit PJSC - GDR	38,638
13,266	Nestle SA	1,111,204
6,200	Nichirei Corp. *	164,300
47	NongShim Co. Ltd.	10,317
305	Salmar ASA	15,214
9,000	Seven & i Holdings Co. Ltd.	400,933
25,662	SSP Group PLC	242,518
22,144	Suedzucker AG	294,369
9,136	Tate & Lyle PLC	81,348
21,000	Uni-President China Holdings Ltd.	22,409
315	Wesfarmers Ltd.	11,362
220,000	WH Group Ltd.	154,916
113,475	Wm Morrison Supermarkets PLC	383,853
8,448	Woolworths Holdings Ltd. South Africa	29,610
1,200	Yamazaki Baking Co. Ltd. *	24,024
		4,780,192
	FOOD SERVICE - 0.9%
5,416	Bid Corp. Ltd.	112,872
62,008	Compass Group PLC	1,379,499
		1,492,371
	FOREST PRODUCTS & PAPER - 0.5%
506	Canfor Corp. *	9,426
26,300	Indah Kiat Pulp & Paper Corp. Tbk PT	30,621
1,178	Smurfit Kappa Group PLC	46,603
9,951	Stora Enso OYJ	190,420
3,300	Suzano Papel E Celulose SA	39,656
12,914	UPM-Kymmene OYJ	506,987
157	West Fraser Timber Co. Ltd.	8,929
		832,642
	GAS - 0.4%
55,807	Centrica PLC	112,729
431	Korea Gas Corp. *	23,585
47,132	National Grid PLC	486,415
14,000	Towngas China Co. Ltd.	12,256
		634,985

	HAND/MACHINE TOOLS - 0.3%
500	Disco Corp. *	83,726
400	DMG Mori Seiki Co. Ltd. *	6,684
11,883	Sandvik AB	210,784
20,500	Techtronic Industries Co. Ltd.	130,992
		432,186
	HEALTHCARE-PRODUCTS - 0.9%
5,428	Aspen Pharmacare Holdings Ltd.	64,969
2,434	Cochlear Ltd.	353,351
2,277	GN Store Nord AS	110,971
24,000	Hengan International Group Co. Ltd.	221,447
10,230	Koninklijke Philips NV *	466,196
16,661	Smith & Nephew PLC	304,067
		1,521,001
	HEALTHCARE-SERVICES - 0.4%
28,000	Bangkok Dusit Medical Services Public Co. - NVDR	22,078
3,063	Fresenius Medical Care AG & Co. KGaA	315,139
1,836	Fresenius SE & Co. KGaA	134,860
6,000	Genscript Biotech Corp.	10,137
300	Miraca Holdings, Inc.	7,805
986	NMC Health PLC	43,640
420	SillaJen, Inc. *	38,772
		572,431
	HOLDING COMPANIES-DIVERSIFIED - 0.3%
18,300	Alfa SAB de CV	23,546
16,976	Barloworld Ltd.	147,756
66	CJ Corp. *	8,032
7,100	Keppel Corp. Ltd.	36,166
15,500	KWG Property Holding Ltd. *	14,183
11,300	Legend Holdings Corp.	34,659
11,139	Remgro Ltd.	155,263
53,000	Wharf Holdings Ltd. (The)	144,270
		563,875
	HOME BUILDERS - 0.6%
2,397	Bovis Homes Group PLC	33,524
10,940	Persimmon PLC	337,399
900	Sekisui Chemical Co. Ltd.	16,608
9,600	Sekisui House Ltd.	146,428
181,006	Taylor Wimpey PLC	405,519
		939,478
	HOME FURNISHINGS - 0.2%
676	Electrolux AB	14,899
1,387	LG Electronics, Inc.	88,778
14,000	Skyworth Digital Holdings Ltd.	3,954
4,300	Sony Corp.	263,713
		371,344
	HOUSEHOLD PRODUCTS - 0.0% ^
308	Aekyung Industrial Co. Ltd. *	18,687

	INSURANCE - 5.0%
74,600	AIA Group Ltd.	666,403
5,126	Allianz SE	1,143,140
26,832	Aviva PLC	171,278
11,867	AXA SA	319,089
89,000	China Life Insurance Co. Ltd.	202,229
202,000	China Reinsurance Group Corp.	40,013
671	CNP Assurances	16,180
12,800	Dai-ichi Life Holdings, Inc.	266,570
4,188	Direct Line Insurance Group PLC	17,689
324	Genworth MI Canada, Inc.	10,676
1,794	Hanwha Life Insurance Co. Ltd.	8,556
1,500	IRB Brasil Resseguros SA	24,846
7,100	Japan Post Holdings Co. Ltd.	84,511

95,853	Legal & General Group PLC	327,743
44,679	Manulife Financial Corp.	798,111
50,903	Medibank Pvt Ltd.	107,178
47,411	MMI Holdings Ltd. *	58,161
8,200	MS&AD Insurance Group Holdings, Inc.	273,899
163,000	People’s Insurance Co. Group of China Ltd. (The)	73,325
72,000	PICC Property & Casualty Co. Ltd.	85,021
48,000	Ping An Insurance Group Co. of China Ltd.	487,674
556	Power Corp. of Canada	12,070
3,834	Sampo Oyj	198,612
77	Samsung Fire & Marine Insurance Co. Ltd. *	19,714
300	Samsung Life Insurance Co. Ltd.	26,315
41,276	Sanlam Ltd.	230,746
1,972	Storebrand ASA	17,605
10,355	Sun Life Financial, Inc.	411,364
722	Swiss Life Holding AG	274,963
7,912	Swiss Re AG	733,853
289	Talanx AG	10,990
13,200	Tokio Marine Holdings, Inc.	655,090
1,320	Topdanmark A/S	60,322
2,853	Unipol Gruppo SpA *	12,712
808	Zurich Insurance Group AG	256,595
		8,103,243
	INTERNET - 3.4%
11,002	Alibaba Group Holding Ltd. - ADR *	1,812,690
223	ASOS PLC *	16,756
21,174	Auto Trader Group PLC	123,315
2,004	Baidu, Inc. - ADR *	458,275
1,000	China Literature Ltd.	6,288
300	CyberAgent, Inc. *	15,979
200	En-Japan, Inc. *	10,037
368,000	HengTen Networks Group Ltd. *	13,874
264	Kakao Corp. *	28,322
4,390	Moneysupermarket.com Group PLC	15,966
3,569	Naspers Ltd.	769,635
109	Naver Corp.	70,357
62	NCSoft Corp.	24,733
514	Scout24 AG	23,976
453	Shopify, Inc. *	74,402
1,075	SINA Corp. *	74,691
47,900	Tencent Holdings Ltd.	1,978,464
7,000	Yahoo Japan Corp.	25,206
209	YY, Inc. - ADR	15,658
		5,558,624
	INVESTMENT COMPANIES - 0.0% ^
1,069	Investor AB	49,368
690	Reinet Investments SCA	12,829
		62,197
	IRON/STEEL - 0.7%
34,000	Angang Steel Co. Ltd.	30,416
26,502	BlueScope Steel Ltd.	325,600
3,700	Cia Siderugica Nacional SA *	8,663
1,054	Dongkuk Steel Mill Co. Ltd. *	8,846
13,200	Gerdau SA *	56,455
397	Hyundai Steel Co. *	20,221
42,000	Maanshan Iron & Steel Co. Ltd.	22,543
494	POSCO	131,154
2,569	Salzgitter AG	128,457
23,631	SSAB AB	118,724
14,400	Usinas Siderurgicas De Minas Gersais SA *	29,928
18,500	Vale SA *	276,790
		1,157,797

	LEISURE TIME - 0.7%
3,641	Amer Sports Oyj	148,862
1,716	BRP, Inc.	80,437
3,829	Carnival PLC	237,877
26,000	China Travel International Investment Hong Kong Ltd.	8,373
1,517	CTS Eventim AG & Co. KGaA	68,048
273,473	Thomas Cook Group PLC	206,485
23,742	TUI AG	456,052
		1,206,134
	LODGING - 0.2%
2,839	Crown Resorts Ltd.	28,121
25,000	Galaxy Entertainment Group Ltd.	158,628
1,513	Melia Hotels International SA	16,941
11,535	NH Hotel Group SA	84,206
12,800	Sands China Ltd.	57,989
		345,885
	MACHINERY-CONSTRUCTION & MINING - 0.5%
5,302	Doosan Infracore Co. Ltd. *	46,842
14,200	Hitachi Ltd.	482,564
3,800	Komatsu Ltd.	115,621
55,800	United Tractors Tbk PT	123,571
		768,598
	MACHINERY-DIVERSIFIED - 0.3%
5,000	Amada Holdings Co. Ltd.	53,396
884	Bucher Industries AG	285,255
6,501	OC Oerlikon Corp. AG *	89,582
204	Toromont Industries Ltd.	10,538
2	Valmet OYJ	45
		438,816
	MEDIA - 1.5%
6,306	Altice NV *	17,015
204,200	Astro Malaysia Holdings Bhd.	72,532
673	Lagardere SCA	20,723
50,685	Mediaset Espana Comunicacion SA	370,297
11,967	Pearson PLC	138,890
20,066	Quebecor, Inc.	402,065
280	Schibsted ASA	10,508
5,500	Tokyo Broadcasting System Holdings, Inc. *	114,469
20,854	Wolters Kluwer NV *	1,300,234
		2,446,733
	METAL FABRICATE/HARDWARE - 0.2%
1,177	Aurubis AG	82,353
16,231	Bodycote PLC	191,764
25,600	China Zhongwang Holdings Ltd.	12,530
35	Hyosung Corp. *	1,515
4,900	NTN Corp.	20,060
9,743	Sims Metal Management Ltd.	89,177
		397,399
	MINING - 2.3%
11,405	Anglo American PLC	256,257
13,498	Anglo American PLC *	305,028
8,484	Barrick Gold Corp.	93,793
47,783	BHP Billiton Ltd.	1,197,276
13,118	BHP Billiton PLC	285,885
3,981	Boliden AB	110,971
73,719	Centamin PLC	102,094
2,281	Detour Gold Corp. *	18,423
5,229	Evolution Mining Ltd.	10,026
674	Franco-Nevada Corp.	42,132
18,156	Glencore PLC	78,534

3,465	Iluka Resources Ltd.	24,946
81,000	Jiangxi Copper Co. Ltd.	94,510
40,000	MMG Ltd. *	20,703
2,118	Northern Star Resources Ltd.	12,720
27,056	Regis Resources Ltd.	72,824
2,400	Rio Tinto Ltd.	136,768
13,060	Rio Tinto PLC	660,799
35,272	South32 Ltd.	100,043
930	Southern Copper Corp.	40,120
3,240	St. Barbara Ltd.	8,182
1,445	Teck Resources Ltd.	34,800
15,000	Zhaojin Mining Industry Co. Ltd.	11,617
		3,718,451
	MISCELLANEOUS MANUFACTURING - 1.0%
5,400	Aalberts Industries NV *	230,061
506	Ansell Ltd.	9,244
17,200	China International Marine Containers Group Co. Ltd.	18,244
42,000	China Railway Signal & Communication Corp. Ltd.	29,736
14,000	FUJIFILM Holdings Corp.	630,453
1,200	Nikon Corp.	22,556
2,343	Siemens AG	300,279
20,435	Smiths Group PLC	398,525
6,200	Top Glove Corp. Bhd *	15,970
		1,655,068
	OFFICE/BUSINESS EQUIPMENT- 0.3%
14,500	Canon, Inc.	460,844
3,800	Ricoh Co. Ltd.	40,815
		501,659
	OIL & GAS - 6.5%
111,409	Beach Energy Ltd.	172,505
83,286	BP PLC	640,034
8,896	Caltex Australia Ltd.	192,457
3,020	Canadian Natural Resources Ltd.	98,595
536,000	China Petroleum & Chemical Corp.	537,034
11,000	China Petroleum & Chemical Corp. *	11,383
276,000	CNOOC Ltd.	546,716
3,863	DCC PLC	350,865
78,823	ECOPETROL SA	106,977
16,549	Enerplus Corp.	204,206
46,485	Eni SpA	879,104
12,937	Galp Energia SGPS SA	256,800
16,741	Husky Energy, Inc.	293,738
9,823	Imperial Oil Ltd.	317,655
24,100	JXTG Holdings, Inc.	182,111
2,918	Neste Oyj	241,315
677	Novatek PJSC - GDR	124,568
43,155	Oil Search Ltd.	281,960
7,688	OMV AG	432,104
4,935	Parex Resources, Inc. *	83,803
5,600	Petrobras Distribuidora SA	27,302
418,000	PetroChina Co. Ltd.	338,678
27,000	Petroleo Brasileiro SA *	164,425
25,800	Petroleo Brasileiro SA *	136,315
29,800	PTT Exploration & Production PCL - NVDR *	142,826
214,900	PTT PCL - NVDR	360,492
23,242	Repsol SA	463,380
27,805	Royal Dutch Shell PLC	955,972
21,418	Royal Dutch Shell PLC	751,042
33,847	Santos Ltd.	177,797
5,561	Saras SpA *	11,904
176	SK Innovation Co. Ltd. *	34,113

21,004	Suncor Energy, Inc.	812,146
20,500	Thai Oil PCL *	56,099
3,618	Total SA	234,657
2,800	Ultrapar Participacoes SA *	26,145
		10,647,223
	OIL & GAS SERVICES - 0.4%
4,724	CGG SA *	13,213
7,312	Petrofac Ltd.	61,769
6,022	Petroleum Geo-Services ASA *	27,073
31,790	Saipem SpA *	195,993
21,000	Sinopec Engineering Group Co. Ltd.	23,993
1,137	Subsea 7 SA	16,811
7,549	TGS Nopec Geophysical Co. ASA	307,492
		646,344
	PACKAGING & CONTAINERS - 0.0% ^
1,271	Metsa Board OYJ	12,858

	PHARMACEUTICALS - 6.3%
4,717	Amplifon SpA	104,864
47,100	Astellas Pharma, Inc.	821,871
1,447	AstraZeneca PLC	112,520
2,386	Bausch Health Cos, Inc. *	61,228
3,264	Bayer AG	290,060
628	Celltrion, Inc. *	168,146
174	Celltrion Pharm, Inc. *	12,549
24,000	China Traditional Chinese Medicine Holdings Co. Ltd.	16,317
53	Daewoong Pharmaceutical Co. Ltd.	9,269
300	Eisai Co. Ltd.	29,212
57,298	GlaxoSmithKline PLC	1,148,290
2,112	Grifols SA	59,512
12,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co.	42,786
8,700	Hypera SA	62,066
4,102	Indivior PLC *	9,851
252	Ipsen SA	42,383
400	Kissei Pharmaceutical Co. Ltd.	12,678
400	Kobayashi Pharmaceutical Co. Ltd.	29,441
16,500	Luye Pharma Group Ltd.	14,803
6,600	Medipal Holdings Corp.	137,770
1,200	Mitsubishi Tanabe Pharma Corp.	20,073
16,554	Novartis AG	1,430,342
18,812	Novo Nordisk AS	886,050
7,426	Roche Holding AG	1,807,465
7,114	Sanofi	632,609
7,400	Shionogi & Co. Ltd.	483,670
14,000	SSY Group Ltd.	13,526
800	Sumitomo Dainippon Pharma Co. Ltd.	18,376
17,300	Takeda Pharmaceutical Co. Ltd.	740,373
1,254	Teva Pharmaceutical Industries Ltd.	27,496
9,713	Teva Pharmaceutical Industries Ltd. - ADR	209,218
6,000	Tong Ren Tang Technologies Co. Ltd.	8,787
8,338	UCB SA	749,588
104	ViroMed Co. Ltd.	22,577
1,500	Wuxi Biologics Cayman, Inc.	15,173
		10,250,939
	PIPELINES - 0.2%
7,679	Enbridge, Inc.	247,610
598	Inter Pipeline Ltd.	10,363
		257,973
	PRIVATE EQUITY - 0.2%
7,289	Brookfield Asset Management, Inc.	324,187

	REAL ESTATE - 1.8%
159,000	CapitaLand Ltd.	392,162
66,000	China Overseas Land & Investment Ltd.	206,648
22,000	CK Asset Holdings Ltd.	165,178
18,000	Country Garden Holdings Co Ltd.	22,704
2,700	Daito Trust Construction Co. Ltd.	347,409
950	Fabege AB *	13,154
28,000	Future Land Development Holdings Ltd.	18,142
10,500	Greentown China Holdings Ltd.	9,809
10,000	Hang Lung Properties Ltd.	19,553
30,800	Hongkong Land Holdings Ltd.	203,896
12,000	Jiayuan International Group Ltd.	20,550
29,000	Kaisa Group Holdings Ltd. *	9,302
1,800	Leopalace21 Corp.	10,031
26,000	Logan Property Holdings Co. Ltd.	29,373
10,600	Mitsubishi Estate Co. Ltd.	180,298
58,000	Shanghai Industrial Holdings Ltd.	128,528
38,000	Shenzhen Investment Ltd.	12,141
38,500	Shui On Land Ltd.	8,955
33,000	Sun Hung Kai Properties Ltd.	480,773
99,600	Swire Properties Ltd.	377,403
30,000	Wharf Real Estate Investment Co. Ltd.	193,613
60,000	Yuexiu Property Co. Ltd.	10,735
20,000	Yuzhou Properties Co. Ltd.	8,128
		2,868,485
	REAL ESTATE INVESTMENT TRUSTS - 0.9%
127,400	Ascendas Real Estate Investment Trust	246,157
5,068	British Land Co. PLC (The)	40,764
339,200	CapitaLand Mall Trust *	551,121
15,352	Klepierre SA	544,391
1,500	Link REIT	14,770
18,189	Stockland *	54,617
		1,451,820
	RETAIL - 1.1%
4,000	Alsea SAB de CV	13,596
137,900	Astra International Tbk. PT	68,018
145,200	Chow Tai Fook Jewellery Group Ltd.	149,377
1,035	Cie Financiere Richemont SA	84,766
1,174	Clicks Group Ltd. *	14,518
47,100	CP ALL PCL - NVDR	100,492
3,142	Dollarama, Inc.	98,908
46	E-MART, Inc.	8,605
200	Fast Retailing Co. Ltd.	101,985
258	Galenica AG	14,765
218	Hotel Shilla Co. Ltd.	21,323
4,495	Industria de Diseno Textil SA	136,319
1,594	JD Sports Fashion PLC	9,543
10,500	Li Ning Co. Ltd. *	9,930
22,500	Lifestyle International Holdings Ltd.	44,167
900	Magazine Luiza SA	27,720
144,300	Matahari Department Store Tbk PT	67,059
300	Nitori Holdings Co. Ltd.	43,038
244	Restaurant Brands International, Inc.	14,437
535	Samsung C&T Corp.	62,459
17,390	Steinhoff International Holdings NV *	2,826
3,500	Takashimaya Co. Ltd. *	59,132
195,500	Wal-Mart de Mexico SAB de CV	593,528
11,000	Zhongsheng Group Holdings Ltd.	26,794
		1,773,305

	SEMICONDUCTORS - 1.9%
2,500	Advantest Corp.	52,670
2,595	ASML Holding NV	484,968
2,415	BE Semiconductor Industries NV	50,967
737	Dialog Semiconductor PLC *	16,106
5,000	Hua Hong Semiconductor Ltd.	10,773
16,936	Infineon Technologies AG	384,965
35,886	Samsung Electronics Co. Ltd.	1,502,731
2,147	Samsung Electronics Co. Ltd.	73,260
728	Seoul Semiconductor Co. Ltd.	13,454
115	Siltronic AG	14,085
3,183	SK Hynix, Inc. *	209,761
2,744	STMicroelectronics NV	49,943
1,500	Tokyo Electron Ltd.	206,145
3,200	Ulvac, Inc. *	120,157
		3,189,985
	SHIPBUILDING - 0.0% ^
447	Daewoo Shipbuilding & Marine Engineering Co. Ltd. *	13,963

	SOFTWARE - 1.8%
113	Adyen NV	92,268
1,838	Amadeus IT Group SA	170,830
600	Capcom Co. Ltd.	15,229
103	Com2uSCorp.	13,613
139	Constellation Software, Inc.	102,144
215	Dassault Systemes SE	32,152
29,000	Gree, Inc.	136,849
14,000	Kingdee International Software Group Co. Ltd.	15,244
3,200	Konami Holdings Corp.	125,369
400	Mixi, Inc.	9,600
693	Momo, Inc. - ADR *	30,353
113	Nemetschek SE	16,537
349	NetEase, Inc. - ADR	79,659
13,761	SAP SE	1,694,242
2,128	Software AG	97,038
802	Temenos Group AG	130,711
1,155	Ubisoft Entertainment SA *	125,326
304	Xero Ltd. *	10,778
		2,897,942
	TELECOMMUNICATIONS - 4.6%
454,000	America Movil SAB de CV	365,400
2,953	BCE, Inc.	119,550
83,000	China Mobile Ltd.	818,343
494,000	China Telecom Corp. Ltd.	245,583
66,593	Deutsche Telekom AG *	1,073,975
17,700	KDDI Corp.	489,152
237,666	Koninklijke KPN NV	627,184
7	KT Corp. *	190
2,255	LG Uplus Corp. *	37,202
3,876	Mobile TeleSystems PJSC - ADR	33,062
20,700	Nippon Telegraph & Telephone Corp.	935,268
41,225	Nokia OYJ	228,736
23,100	NTT DOCOMO, Inc.	621,301
9,402	Orange SA	149,992
222	Rogers Communications, Inc.	11,409
123	Samsung SDI Co. Ltd.	28,664
200	SK Telecom Co. Ltd.	50,845
198	Sunrise Communications Group AG	18,010
19,482	Telefonaktiebolaget LM Ericsson	172,799
11,637	Telefonica Deutschland Holding AG	49,213
26,140	Telefonica SA	207,006
23,430	Telenor ASA	457,764
12,300	TIM Participacoes SA	36,190

5,928	Vodacom Group Ltd.	52,752
288,836	Vodafone Group PLC	619,601
		7,449,191
	TOYS/GAMES/HOBBIES - 0.0% ^
100	Nintendo Co. Ltd.	36,501
62	Pearl Abyss Corp. *	11,950
		48,451
	TRANSPORTATION - 1.8%
313	Canadian National Railway Co.	28,065
886	Canadian Pacific Railway Ltd.	187,283
600	Central Japan Railway Co.	124,981
69	CJ Korea Express Corp. *	9,828
108,000	Cosco Shipping Development Co. Ltd. *	14,630
26,000	Cosco Shipping Energy Transportation Co. Ltd.	12,925
77,500	Cosco Shipping Holdings Co. Ltd. *	32,189
8,900	East Japan Railway Co.	827,041
8,700	Mitsubishi Logistics Corp.	224,882
5,200	Nippon Express Co. Ltd.	341,524
22,458	Royal Mail PLC	139,725
1,500	SG Holdings Co. Ltd.	39,314
152,000	Sinotrans Ltd.	61,966
6,408	TFI International, Inc.	232,405
9,700	West Japan Railway Co.	676,442
		2,953,200
	WATER - 0.3%
6,228	Severn Trent PLC	150,169
18,262	Veolia Environnement SA	364,623
		514,792

	TOTAL COMMON STOCKS (Cost - $151,334,901)	147,804,637

	SHORT-TERM INVESTMENT - 1.8%
	MONEY MARKET FUND - 1.8%
2,976,918	Fidelity Investments Money Market - Government Portfolio, Institutional Class to yield 1.92% (a)	2,976,918
	TOTAL SHORT-TERM INVESTMENT - (Cost -$2,976,918)	2,976,918

	TOTAL INVESTMENTS - 98.5% (Cost - $164,438,155)	$160,639,311
	OTHER ASSETS LESS LIABILITIES - NET - 1.5%	2,378,332
	TOTAL NET ASSETS - 100.0%	$163,017,643

ADR	- American Depositary Receipt

ETF	- Exchange Traded Fund

GDR	- Global Depositary Receipt

NVDR	- Non-voting Depositary Receipt

*	Non-income producing security.

^	Represents less than 0.05%.

(a)	Money market rate shown represents the rate at September 30, 2018.

Futures Contracts
					Unrealized
					Appreciation/
Description	Counterparty	Contracts	Expiration Date	Notional Value	(Depreciation)
LONG
Euro Stoxx 50 Index	Goldman Sachs	39	Dec-18	1,534,261	$21,287
FTSE 100 Index	Goldman Sachs	6	Dec-18	585,767	14,773
MSCI Emerging Market Index	Goldman Sachs	16	Dec-18	839,760	15,178
S&P/TSX 60 Index	Goldman Sachs	2	Dec-18	294,074	127
SPI 200 Index	Goldman Sachs	2	Dec-18	224,083	801
Yen Denom Nikkei	Goldman Sachs	12	Dec-18	1,275,697	84,703
					$136,869

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Value
	COMMON STOCKS - 98.4%
	ADVERTISING - 0.2%
18,715	Interpublic Group of Cos, Inc.	$428,012

	AEROSPACE/DEFENSE - 2.1%
7,202	Curtiss-Wright Corp.	989,699
8,154	Harris Corp.	1,379,738
644	HEICO Corp.	59,641
11,024	HEICO Corp. - Class A	832,312
474	Raytheon Co.	97,957
2,167	Rockwell Collins, Inc.	304,398
1,127	Spirit AeroSystems Holdings, Inc.	103,312
1,505	TransDigm Group, Inc. *	560,311
		4,327,368
	APPAREL - 2.0%
12,093	Columbia Sportswear Co.	1,125,496
12,793	Michael Kors Holdings Ltd. *	877,088
2,965	Skechers U.S.A., Inc. *	82,812
22,066	VF Corp.	2,062,068
758	Wolverine World Wide, Inc.	29,600
		4,177,064
	AUTO MANUFACTURERS - 0.1%
1,925	PACCAR, Inc.	131,266

	AUTO PARTS & EQUIPMENT - 0.4%
4,855	Allison Transmission Holdings, Inc.	252,509
3,466	Aptiv PLC	290,797
6,233	BorgWarner, Inc.	266,648
2,491	Delphi Technologies PLC	78,118
		888,072
	BANKS - 1.2%
11,020	East West Bancorp, Inc.	665,277
4,632	First Republic Bank	444,672
3,078	Morgan Stanley	143,342
4,614	Signature Bank	529,872
7,734	Synovus Financial Corp.	354,140
6,785	Western Alliance Bancorp *	385,999
		2,523,302
	BEVERAGES - 0.5%
15,555	Brown-Forman Corp. - Class B	786,305
9,545	Keurig Dr Pepper, Inc.	221,158
		1,007,463
	BIOTECHNOLOGY - 2.8%
1,188	Alnylam Pharmaceuticals, Inc. *	103,974
7,382	BioMarin Pharmaceutical, Inc. *	715,833
469	Bio-Rad Laboratories, Inc. *	146,792
6,483	Celgene Corp. *	580,164
4,064	Exact Sciences Corp. *	320,731
29,761	Exelixis, Inc. *	527,365
8,534	Gilead Sciences, Inc.	658,910

17,224	Incyte Corp. *	1,189,834
8,484	Ionis Pharmaceuticals, Inc. *	437,605
1,452	Sage Therapeutics, Inc. *	205,095
2,060	Seattle Genetics, Inc. *	158,867
1,035	United Therapeutics Corp. *	132,356
4,237	Vertex Pharmaceuticals, Inc. *	816,639
		5,994,165
	BUILDING MATERIALS - 2.3%
1,419	Armstrong World Industries, Inc. *	98,762
38,897	Fortune Brands Home & Security, Inc.	2,036,647
5,310	Lennox International, Inc.	1,159,704
2,099	Martin Marietta Materials, Inc.	381,913
11,306	Vulcan Materials Co.	1,257,227
		4,934,253
	CHEMICALS - 1.5%
9,451	Axalta Coating Systems Ltd. *	275,591
8,486	Celanese Corp.	967,404
11,565	Chemours Co.	456,124
9,903	Univar, Inc. *	303,626
15,689	WR Grace & Co.	1,121,136
		3,123,881
	COMMERCIAL SERVICES - 8.6%
34,232	Booz Allen Hamilton Holding Corp.	1,698,934
3,673	Bright Horizons Family Solutions, Inc. *	432,826
3,154	CoStar Group, Inc. *	1,327,329
3,745	FleetCor Technologies, Inc. *	853,261
956	Global Payments, Inc.	121,794
4,812	Green Dot Corp. *	427,402
18,613	H&R Block, Inc.	479,285
4,336	Insperity, Inc.	511,431
2,386	ManpowerGroup, Inc.	205,101
3,838	MarketAxess Holdings, Inc.	685,045
8,500	Moody’s Corp.	1,421,200
3,637	Morningstar, Inc.	457,898
958	Paylocity Holding Corp. *	76,947
9,550	Robert Half International, Inc.	672,129
9,837	Rollins, Inc.	597,008
215	S&P Global, Inc.	42,009
7,650	ServiceMaster Global Holdings, Inc. *	474,529
26,450	Square, Inc. *	2,618,814
27,393	Total System Services, Inc.	2,704,785
18,704	TransUnion	1,376,240
2,125	United Rentals, Inc. *	347,650
655	Weight Watchers International, Inc. *	47,153
18,121	Western Union Co.	345,386
1,045	WEX, Inc. *	209,794
382	Worldpay, Inc. *	38,685
		18,172,635

	COMPUTERS - 2.2%
2,109	Dell Technologies, Inc. - Class V *	204,826
6,478	EPAM Systems, Inc. *	892,021
12,513	Fortinet, Inc. *	1,154,574
18,096	NetApp, Inc.	1,554,265
5,763	Nutanix, Inc. *	246,195
24,869	Pure Storage, Inc. *	645,351
		4,697,232

	DISTRIBUTION/WHOLESALE - 1.4%
5,942	Fastenal Co.	344,755
16,437	HD Supply Holdings, Inc. *	703,339
3,358	Watsco, Inc.	598,060
597	WESCO International, Inc. *	36,686
3,309	WW Grainger, Inc.	1,182,670
		2,865,510
	DIVERSIFIED FINANCIAL SERVICES - 3.2%
396	Affiliated Managers Group, Inc.	54,141
1,427	Alliance Data Systems Corp.	337,000
1,318	Ameriprise Financial, Inc.	194,616
14,303	Charles Schwab Corp.	702,992
14,091	Discover Financial Services	1,077,257
7,601	Eaton Vance Corp.	399,509
7,535	Evercore, Inc.	757,644
7,148	Interactive Brokers Group, Inc.	395,356
11,556	Moelis & Co.	633,269
9,335	OneMain Holdings, Inc. *	313,749
19,191	SEI Investments Co.	1,172,570
8,907	Synchrony Financial	276,830
3,624	T Rowe Price Group, Inc.	395,668
		6,710,601
	ELECTRICAL COMPONENTS & EQUIPMENT- 1.2%
23,985	AMETEK, Inc.	1,897,693
3,101	Energizer Holdings, Inc.	181,874
3,476	Hubbell, Inc.	464,289
		2,543,856
	ELECTRONICS - 2.4%
5,321	Agilent Technologies, Inc.	375,343
19,356	Amphenol Corp.	1,819,851
2,139	FLIR Systems, Inc.	131,484
4,725	Garmin Ltd.	330,986
1,048	Mettler-Toledo International, Inc. *	638,211
18,335	National Instruments Corp.	886,131
4,040	Waters Corp. *	786,507
		4,968,513
	ENTERTAINMENT - 1.1%
2,149	Dolby Laboratories, Inc.	150,366
5,893	Lions Gate Entertainment Corp. - Class A	143,730
5,728	Lions Gate Entertainment Corp. - Class B	133,462
13,298	Live Nation Entertainment, Inc. *	724,342
2,239	Six Flags Entertainment Corp.	156,327
3,824	Vail Resorts, Inc.	1,049,382
		2,357,609
	ENVIRONMENTAL CONTROL - 0.2%
7,281	Clean Harbors, Inc. *	521,174

	FOOD - 1.2%
21,772	Hershey Co.	2,220,744
5,584	Kellogg Co.	390,992
		2,611,736
	HEALTHCARE PRODUCTS - 5.7%
2,330	ABIOMED, Inc. *	1,047,917
4,321	Align Technology, Inc. *	1,690,462
10,506	Bruker Corp.	351,426

4,396	Cantel Medical Corp.	404,696
590	Danaher Corp.	64,109
11,371	Edwards Lifesciences Corp. *	1,979,691
5,605	Hill-Rom Holdings, Inc.	529,112
216	ICU Medical, Inc. *	61,074
8,238	IDEXX Laboratories, Inc. *	2,056,699
14,015	Masimo Corp. *	1,745,428
1,239	Penumbra, Inc. *	185,478
12,178	ResMed, Inc.	1,404,610
3,777	Varian Medical Systems, Inc. *	422,760
		11,943,462
	HEALTHCARE - SERVICES - 2.1%
6,677	Centene Corp. *	966,696
953	Charles River Laboratories International, Inc. *	128,217
807	Chemed Corp.	257,901
2,479	Encompass Health Corp.	193,238
2,055	Humana, Inc.	695,659
2,904	Molina Healthcare, Inc. *	431,825
5,722	WellCare Health Plans, Inc. *	1,833,844
		4,507,380
	HOME BUILDERS - 1.0%
35,904	DR Horton, Inc.	1,514,431
167	NVR, Inc. *	412,624
2,252	Thor Industries, Inc.	188,492
		2,115,547
	HOUSEWARE PRODUCTS/WARES - 1.2%
9,856	Avery Dennison Corp.	1,067,898
21,880	Church & Dwight Co., Inc.	1,299,016
1,376	Clorox Co.	206,964
		2,573,878
	INSURANCE - 0.0% **
673	Athene Holding Ltd. *	34,767
157	Erie Indemnity Co.	20,022
493	Essent Group Ltd. *	21,815
		76,604
	INTERNET - 8.3%
18,486	CDW Corp.	1,643,775
8,149	Expedia, Inc.	1,063,282
1,520	Facebook, Inc. *	249,979
29,316	GoDaddy, Inc. *	2,444,661
7,405	GrubHub, Inc. *	1,026,481
2,848	InterActiveCorp *	617,219
2,131	Match Group, Inc. *	123,406
4,776	Okta, Inc. *	336,039
9,183	Palo Alto Networks, Inc. *	2,068,563
197	Proofpoint, Inc. *	20,947
11,560	RingCentral, Inc. *	1,075,658
7,094	TripAdvisor, Inc. *	362,291
6,310	Twilio, Inc. *	544,427
54,893	Twitter, Inc. *	1,562,255
13,672	VeriSign, Inc. *	2,189,161
2,212	Wayfair, Inc. *	326,646
8,449	Yelp, Inc. *	415,691
21,775	Zendesk, Inc. *	1,546,025
		17,616,506

	IRON/STEEL - 0.1%
1,415	Reliance Steel & Aluminum Co.	120,685

	LODGING - 1.8%
4,715	Boyd Gaming Corp.	159,603
1,789	Choice Hotels International, Inc.	149,024
5,830	Extended Stay America, Inc.	117,941
14,785	Hilton Grand Vacations, Inc. *	489,383
9,069	Hilton Worldwide Holdings, Inc.	732,594
12,465	Las Vegas Sands Corp.	739,548
1,431	Wyndham Destinations, Inc.	62,048
9,381	Wyndham Hotels & Resorts, Inc.	521,302
6,435	Wynn Resorts Ltd.	817,631
		3,789,074
	MACHINERY - CONSTRUCTION & MINING - 0.3%
8,519	Oshkosh Corp.	606,894

	MACHINERY - DIVERSIFIED - 2.7%
906	Cognex Corp.	50,573
2,370	Cummins, Inc.	346,186
7,197	Gardner Denver Holdings, Inc. *	203,963
22,678	Graco, Inc.	1,050,898
5,448	IDEX Corp.	820,796
11,380	Rockwell Automation, Inc.	2,133,978
1,551	Roper Technologies, Inc.	459,422
8,091	Xylem, Inc.	646,228
		5,712,044
	MEDIA - 1.2%
1,657	AMC Networks, Inc. *	109,925
26,315	CBS Corp.	1,511,797
1,614	FactSet Research Systems, Inc.	361,068
320	Liberty Media Corp-Liberty SiriusXM *	13,901
46,710	Sirius XM Holdings, Inc.	295,207
4,099	Viacom, Inc.	138,382
1,269	World Wrestling Entertainment, Inc.	122,750
		2,553,030
	MINING - 0.0% **
2,521	Newmont Mining Corp.	76,134

	MISCELLANEOUS MANUFACTURER - 2.2%
9,164	Crane Co.	901,279
3,546	Donaldson Co., Inc.	206,590
4,222	Illinois Tool Works, Inc.	595,809
16,398	Ingersoll-Rand PLC	1,677,515
3,229	ITT, Inc.	197,809
3,149	Parker-Hannifin Corp.	579,196
5,471	Textron, Inc.	391,012
		4,549,210
	OFFICE/BUSINESS EQUIPMENT - 0.5%
5,991	Zebra Technologies Corp. *	1,059,389

	OIL & GAS - 1.2%
11,313	Anadarko Petroleum Corp.	762,609
13,983	Antero Resources Corp. *	247,639
283	Concho Resources, Inc. *	43,228
2,182	ConocoPhillips	168,887
8,929	Continental Resources, Inc. *	609,672

389	Murphy USA, Inc. *	33,244
17,240	Parsley Energy, Inc. *	504,270
725	Phillips 66	81,722
		2,451,271
	PACKAGING & CONTAINERS - 0.5%
10,001	Packaging Corp of America	1,097,010

	PHARMACEUTICALS - 2.9%
2,578	AbbVie, Inc.	243,827
17,476	AmerisourceBergen Corp.	1,611,637
4,479	DexCom, Inc. *	640,676
6,204	Herbalife Nutrition Ltd. *	338,428
5,438	Jazz Pharmaceuticals PLC *	914,291
672	McKesson Corp.	89,141
8,509	Nektar Therapeutics *	518,709
4,274	Neurocrine Biosciences, Inc. *	525,488
5,296	PRA Health Sciences, Inc. *	583,566
1,780	Sarepta Therapeutics, Inc. *	287,488
4,748	Zoetis, Inc.	434,727
		6,187,978
	PIPELINES - 0.3%
6,478	Cheniere Energy, Inc. *	450,156
1,825	ONEOK, Inc.	123,717
		573,873
	REAL ESTATE - 0.0% **
813	CBRE Group, Inc. *	35,853

	REAL ESTATE INVESTMENT TRUSTS - 1.5%
2,847	CoreSite Realty Corp.	316,416
1,178	Equity LifeStyle Properties, Inc.	113,618
10,101	Extra Space Storage, Inc.	875,151
4,086	Host Hotels & Resorts, Inc.	86,215
1,720	Outfront Media, Inc.	34,314
4,080	Prologis, Inc.	276,583
14,206	Realty Income Corp.	808,179
3,636	SBA Communications Corp. *	584,050
		3,094,526
	RETAIL - 8.9%
4,810	American Eagle Outfitters, Inc.	119,432
8,411	AutoNation, Inc. *	349,477
998	AutoZone, Inc. *	774,149
751	Best Buy Co., Inc.	59,599
3,753	BJ’s Wholesale Club Holdings, Inc. *	100,505
410	Burlington Stores, Inc. *	66,797
4,923	CarMax, Inc. *	367,600
925	Chipotle Mexican Grill, Inc. *	420,431
9,067	Copart, Inc. *	467,222
12,739	Darden Restaurants, Inc.	1,416,449
15,486	Dollar General Corp.	1,692,620
4,847	Domino’s Pizza, Inc.	1,428,896
9,741	Lululemon Athletica, Inc. *	1,582,815
12,747	Nordstrom, Inc.	762,398
5,311	O’Reilly Automotive, Inc. *	1,844,616
10,561	Penske Automotive Group, Inc.	500,486
15,045	Ross Stores, Inc.	1,490,959
18,468	Target Corp.	1,629,062

5,466	Tiffany & Co.	704,950
3,285	TJX Cos, Inc.	367,986
9,395	Tractor Supply Co.	853,818
3,498	Ulta Beauty, Inc. *	986,856
14,499	Urban Outfitters, Inc. *	593,009
2,747	Williams-Sonoma, Inc.	180,533
2,245	Yum China Holdings, Inc.	78,822
		18,839,487
	SEMICONDUCTORS - 5.4%
44,819	Advanced Micro Devices, Inc. *	1,384,459
13,360	Applied Materials, Inc.	516,364
253	IPG Photonics Corp. *	39,486
7,146	KLA-Tencor Corp.	726,820
10,583	Lam Research Corp.	1,605,441
1	Marvell Technology Group Ltd.	19
50,367	Maxim Integrated Products, Inc.	2,840,195
1,234	MKS Instruments, Inc.	98,905
32,517	ON Semiconductor Corp. *	599,288
13,616	Skyworks Solutions, Inc.	1,235,107
28,904	Xilinx, Inc.	2,317,234
		11,363,318
	SHIPBUILDING - 0.2%
1,599	Huntington Ingalls Industries, Inc.	409,472

	SOFTWARE - 12.3%
2,536	Akamai Technologies, Inc. *	185,508
3,705	athenahealth, Inc. *	494,988
8,799	Atlassian Corp. PLC *	845,936
4,459	Autodesk, Inc. *	696,094
964	Black Knight, Inc. *	50,080
1,774	Box, Inc. *	42,416
8,199	Broadridge Financial Solutions, Inc.	1,081,858
35,800	Cadence Design Systems, Inc. *	1,622,456
23,437	CDK Global, Inc.	1,466,219
6,194	Cerner Corp. *	398,956
16,285	Fidelity National Information Services, Inc.	1,776,205
57,258	First Data Corp. *	1,401,103
7,533	Fiserv, Inc. *	620,569
3,341	GreenSky, Inc. *	60,138
876	Jack Henry & Associates, Inc.	140,230
2,346	MSCI, Inc.	416,204
3,029	New Relic, Inc. *	285,423
12,658	Paychex, Inc.	932,262
5,221	Paycom Software, Inc. *	811,396
1,325	Pegasystems, Inc.	82,945
2,276	Pivotal Software, Inc. *	44,564
9,874	Red Hat, Inc. *	1,345,629
509	salesforce.com, Inc. *	80,946
12,569	ServiceNow, Inc. *	2,458,873
12,632	Splunk, Inc. *	1,527,335
9,837	SS&C Technologies Holdings, Inc.	559,037
3,747	Tableau Software, Inc. *	418,690
3,239	Take-Two Interactive Software, Inc. *	446,950
4,661	Ultimate Software Group, Inc. *	1,501,728
16,426	Veeva Systems, Inc. *	1,788,299
3,612	Vmware, Inc. *	563,689
11,906	Workday, Inc. *	1,738,038
		25,884,764

	TELECOMMUNICATIONS - 1.6%
4,596	Arista Networks, Inc. *	1,221,893
963	LogMeIn, Inc.	85,803
7,140	Motorola Solutions, Inc.	929,200
4,680	Telephone & Data Systems, Inc.	142,412
747	Ubiquiti Networks, Inc.	73,848
23,862	Zayo Group Holdings, Inc. *	828,489
		3,281,645
	TRANSPORTATION - 1.9%
5,686	CH Robinson Worldwide, Inc.	556,773
7,253	Expeditors International of Washington, Inc.	533,313
8,414	JB Hunt Transport Services, Inc.	1,000,761
11,588	Landstar System, Inc.	1,413,736
4,061	Schneider National, Inc.	101,444
3,978	XPO Logistics, Inc. *	454,168
		4,060,195

	TOTAL COMMON STOCKS (Cost - $185,379,551)	207,562,941

	SHORT-TERM INVESTMENT - 1.5%
	MONEY MARKET FUND - 1.5%
3,156,935	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.92% (a)(Cost - $3,156,935)	3,156,935

	TOTAL INVESTMENTS - 99.9% (Cost - $188,536,486)	$210,719,876
	OTHER ASSETS LESS LIABILITIES - NET - 0.1%	315,421
	TOTAL NET ASSETS - 100.0%	$211,035,297

*	Non-income producing security.

**	Represents less than 0.05%

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Money market rate shown represents the rate at September 30, 2018.

Futures Contracts
					Unrealized
Description	Counterparty	Contracts	Expiration Date	Notional Value	Appreciation
LONG
S&P 500 E-mini Future	Goldman Sachs	24	Dec-18	3,502,800	$7,692

Global Atlantic BlackRock Disciplined Small Cap Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Value
	COMMON STOCKS - 97.9%
	ADVERTISING - 0.7%
931	Trade Desk, Inc. *	$140,497

	AEROSPACE/DEFENSE - 1.3%
433	Aerojet Rocketdyne Holdings, Inc. *	14,718
446	Curtiss-Wright Corp.	61,289
1,071	Esterline Technologies Corp. *	97,407
475	KLX, Inc. *	29,821
687	MSA Safety, Inc.	73,124
		276,359
	AGRICULTURE - 0.0% **
888	Vector Group Ltd.	12,241

	AIRLINES - 0.2%
923	Hawaiian Holdings, Inc.	37,012
225	SkyWest, Inc.	13,253
		50,265
	APPAREL - 1.1%
318	Columbia Sportswear Co.	29,596
1,821	Crocs, Inc. *	38,769
594	Deckers Outdoor Corp. *	70,437
415	Oxford Industries, Inc.	37,433
403	Perry Ellis International, Inc. *	11,014
1,352	Wolverine World Wide, Inc.	52,795
		240,044
	AUTO MANUFACTURERS - 0.1%
458	Navistar International Corp. *	17,633

	AUTO PARTS & EQUIPMENT - 1.0%
383	Altra Industrial Motion Corp.	15,818
174	Cooper-Standard Holdings, Inc. *	20,877
2,773	Dana, Inc.	51,772
1,114	Meritor, Inc. *	21,567
865	Modine Manufacturing Co. *	12,889
1,530	Tenneco, Inc.	64,474
732	Tower International, Inc.	22,142
		209,539
	BANKS - 8.5%
1,637	Bank of Commerce Holdings	19,971
183	Banner Corp.	11,377
4,679	Boston Private Financial Holdings, Inc.	63,868
2,030	Cadence BanCorp	53,024
330	Carolina Financial, Corp.	12,448
2,312	Cathay General Bancorp	95,809

1,696	CoBiz Financial, Inc.	37,549
79	Eagle Bancorp, Inc. *	3,997
780	FCB Financial Holdings, Inc. *	36,972
3,164	First Commonwealth Financial Corp.	51,067
1,028	First Connecticut Bancorp, Inc.	30,377
413	First Horizon National Corp.	7,128
1,239	First of Long Island Corp.	26,948
1,395	Glacier Bancorp, Inc.	60,111
307	Guaranty Bancorp	9,118
2,004	Hanmi Financial Corp.	49,900
1,449	Heritage Commerce Corp.	21,619
2,097	Home BancShares, Inc.	45,924
4,054	Hope Bancorp, Inc.	65,553
3,186	Independent Bank Corp.	75,349
404	International Bancshares Corp.	18,180
2,417	Lakeland Financial Corp.	112,342
3,085	LCNB Corp.	57,535
1,051	MBT Financial Corp.	11,876
745	Merchants Bancorp	18,938
567	National Bank Holdings Corp.	21,348
502	Preferred Bank	29,367
1,047	QCR Holdings, Inc.	42,770
510	Republic Bancorp, Inc.	23,511
1,015	Republic First Bancorp, Inc. *	7,257
2,046	Sandy Spring Bancorp, Inc.	80,428
520	Shore Bancshares, Inc.	9,266
797	Sierra Bancorp	23,033
1,284	SmartFinancial, Inc. *	30,238
621	South State Corp.	50,922
37	Sterling Bancorp, Inc.	418
875	TriCo Bancshares	33,793
3,832	TriState Capital Holdings, Inc. *	105,763
1,395	United Bankshares, Inc.	50,708
4,616	United Community Banks, Inc.	128,740
191	Walker & Dunlop, Inc. *	10,100
1,154	West Bancorporation, Inc.	27,119
1,765	Wintrust Financial Corp.	149,919
		1,821,680
	BIOTECHNOLOGY - 3.3%
4,507	Achillion Pharmaceuticals, Inc. *	16,586
1,093	Alder Biopharmaceuticals, Inc. *	18,198
807	AMAG Pharmaceuticals, Inc. *	16,140
875	Amicus Therapeutics, Inc. *	10,579
2,190	Ardelyx, Inc. *	9,527
298	Atara Biotherapeutics, Inc. *	12,322
61	Bluebird Bio, Inc. *	8,906
152	Blueprint Medicines Corp. *	11,865
1,099	Calithera Biosciences, Inc. *	5,770
429	Cambrex Corp. *	29,344
1,062	ChemoCentryx, Inc. *	13,424
905	CytomX Therapeutics, Inc. *	16,743

313	Editas Medicine, Inc. *	9,960
510	Emergent BioSolutions, Inc. *	33,573
2,668	Enzo Biochem, Inc. *	10,992
402	Exact Sciences Corp. *	31,726
337	FibroGen, Inc. *	20,473
216	Five Prime Therapeutics, Inc. *	3,007
1,472	Halozyme Therapeutics, Inc. *	26,746
269	Ligand Pharmaceuticals, Inc. *	73,838
270	Loxo Oncology, Inc. *	46,124
1,069	Medicines Co. *	31,974
807	Myriad Genetics, Inc. *	37,122
3,652	Nymox Pharmaceutical Corp. *	8,984
2,915	PDL BioPharma, Inc. *	7,666
648	Prothena Corp. PLC *	8,476
165	Puma Biotechnology, Inc. *	7,565
382	REGENXBIO, Inc. *	28,841
720	Retrophin, Inc. *	20,686
249	Sage Therapeutics, Inc. *	35,171
1,095	Sangamo Therapeutics, Inc. *	18,560
225	Spark Therapeutics, Inc. *	12,274
474	Spectrum Pharmaceuticals, Inc. *	7,963
258	Ultragenyx Pharmaceutical, Inc. *	19,696
2,039	Veracyte, Inc. *	19,472
2,433	ZIOPHARM Oncology, Inc. *	7,786
		698,079
	BUILDING MATERIALS - 1.7%
402	Boise Cascade Co.	14,794
2,392	Builders FirstSource, Inc. *	35,115
515	Continental Building Products, Inc. *	19,338
1,005	Griffon Corp.	16,231
178	JELD-WEN Holding, Inc. *	4,389
782	Louisiana-Pacific Corp.	20,715
5,394	LSI Industries, Inc.	24,812
540	Patrick Industries, Inc. *	31,968
828	PGT Innovations, Inc. *	17,885
716	Summit Materials, Inc. *	13,017
1,054	Trex Co., Inc. *	81,137
2,616	Universal Forest Products, Inc.	92,423
		371,824
	CHEMICALS - 2.3%
490	AdvanSix, Inc. *	16,636
1,297	Ferro Corp. *	30,116
989	GCP Applied Technologies, Inc. *	26,258
1,075	HB Fuller Co	55,545
587	Ingevity Corp. *	59,804
1,131	Innospec, Inc.	86,804
139	KMG Chemicals, Inc.	10,503
824	Koppers Holdings, Inc. *	25,668
306	Kraton Corp. *	14,428
1,298	PolyOne Corp.	56,749
1,065	Sensient Technologies Corp.	81,483
418	Stepan Co.	36,370
		500,364

	COAL - 0.2%
1,027	Peabody Energy Corp.	36,602

	COMMERCIAL SERVICES - 4.8%
649	Aaron’s, Inc.	35,345
575	AMN Healthcare Services, Inc. *	31,453
1,145	ASGN, Inc. *	90,375
279	Avis Budget Group, Inc. *	8,967
1,122	Care.com, Inc. *	24,807
1,179	Carriage Services, Inc.	25,407
496	Cimpress NV *	67,759
383	CorVel Corp. *	23,076
640	CRA International, Inc.	32,141
125	Forrester Research, Inc.	5,738
176	Grand Canyon Education, Inc. *	19,853
675	Green Dot Corp. *	59,954
370	HealthEquity, Inc. *	34,932
981	Insperity, Inc.	115,709
604	Kelly Services, Inc.	14,514
1,894	Kforce, Inc.	71,214
1,414	Korn/Ferry International	69,625
687	Laureate Education, Inc. *	10,607
1,092	Matthews International Corp.	54,764
143	Medifast, Inc.	31,682
282	National Research Corp.	10,885
268	Nutrisystem, Inc.	9,929
616	Paylocity Holding Corp. *	49,477
762	Quad/Graphics, Inc.	15,880
393	Sotheby’s *	19,332
690	SP Plus Corp. *	25,185
262	Strategic Education, Inc.	35,902
301	Weight Watchers International, Inc. *	21,669
		1,016,181
	COMPUTERS - 1.7%
35	CACI International, Inc. *	6,445
575	EPAM Systems, Inc. *	79,178
507	Insight Enterprises, Inc. *	27,424
376	Lumentum Holdings, Inc. *	22,541
1,132	Mitek Systems, Inc. *	7,981
671	NetScout Systems, Inc. *	16,943
648	Nutanix, Inc. *	27,683
1,744	Pure Storage, Inc. *	45,257
332	Qualys, Inc. *	29,581
335	Syntel, Inc. *	13,728
748	Varonis Systems, Inc. *	54,791
511	Virtusa Corp. *	27,446
382	Vocera Communications, Inc. *	13,974
		372,972
	COSMETICS/PERSONAL CARE - 0.3%
990	Inter Parfums, Inc.	63,806

	DISTRIBUTION/WHOLESALE - 1.2%
3,701	Core-Mark Holding Co., Inc.	125,686
1,514	Essendant, Inc.	19,409
321	Fossil Group, Inc. *	7,473
453	H&E Equipment Services, Inc.	17,114
308	Nexeo Solutions, Inc. *	3,773
1,922	ScanSource, Inc. *	76,688
457	Systemax, Inc.	15,054
		265,197
	DIVERSIFIED FINANCIAL SERVICES - 2.1%
2,067	BrightSphere Investment Group PLC	25,631
982	Enova International, Inc. *	28,282
86	Evercore, Inc.	8,647
446	Federal Agricultural Mortgage Corp.	32,192
464	HomeStreet, Inc. *	12,296
2,894	Ladder Capital Corp.	49,024
2,425	Ladenburg Thalmann Financial Services, Inc.	6,548
3,331	LendingClub Corp. *	12,924
31	LendingTree, Inc. *	7,133
13,134	Medley Management, Inc.	68,954
1,278	Moelis & Co.	70,034
368	Piper Jaffray Cos	28,097
321	Stifel Financial Corp.	16,454
1,498	TPG RE Finance Trust, Inc.	29,990
689	WageWorks, Inc. *	29,455
297	Westwood Holdings Group, Inc.	15,367
		441,028
	ELECTRIC - 2.4%
618	Avista Corp.	31,246
906	Black Hills Corp.	52,630
3,338	Clearway Energy, Inc. - Class A	63,556
1,517	Clearway Energy, Inc. - Class C	29,202
2,699	IDACORP, Inc.	267,822
1,131	PNM Resources, Inc.	44,618
760	Vistra Energy Corp. *	18,909
		507,983
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
594	EnerSys	51,755
1,593	Generac Holdings, Inc. *	89,861
147	Littelfuse, Inc.	29,090
		170,706
	ELECTRONICS - 3.1%
2,312	AVX Corp.	41,732
1,453	Brady Corp.	63,569
627	Control4 Corp. *	21,525
6,967	Fitbit, Inc. *	37,273
2,043	GoPro, Inc. *	14,710
951	OSI Systems, Inc. *	72,571
1,078	Stoneridge, Inc. *	32,038

918	SYNNEX Corp.	77,755
467	Tech Data Corp. *	33,423
3,747	Vishay Intertechnology, Inc.	76,251
531	Vishay Precision Group, Inc. *	19,859
1,298	Watts Water Technologies, Inc.	107,734
848	Woodward, Inc.	68,569
		667,009
	ENERGY - ALTERNATE SOURCES - 0.2%
4,326	Pacific Ethanol, Inc. *	8,219
649	Renewable Energy Group, Inc. *	18,691
128	REX American Resources Corp. *	9,670
		36,580
	ENGINEERING & CONSTRUCTION - 1.1%
377	Argan, Inc.	16,211
1,153	Comfort Systems USA, Inc.	65,029
545	EMCOR Group, Inc.	40,935
1,082	MasTec, Inc. *	48,311
694	MYR Group, Inc. *	22,652
973	Primoris Services Corp.	24,150
275	TopBuild Corp. *	15,626
		232,914
	ENTERTAINMENT - 0.9%
652	AMC Entertainment Holdings, Inc.	13,366
473	Eldorado Resorts, Inc. *	22,988
2,388	IMAX Corp. *	61,610
310	Marriott Vacations Worldwide Corp.	34,643
493	Pinnacle Entertainment, Inc. *	16,609
461	Scientific Games Corp. *	11,709
720	SeaWorld Entertainment, Inc. *	22,630
		183,555
	ENVIRONMENTAL CONTROL - 0.1%
291	Tetra Tech, Inc.	19,875

	FOOD - 1.2%
200	Calavo Growers, Inc.	19,320
545	Chefs’ Warehouse, Inc. *	19,811
3,512	Dean Foods Co.	24,935
5	J&J Snack Foods Corp.	754
417	John B Sanfilippo & Son, Inc.	29,765
2,810	Performance Food Group Co. *	93,573
128	Sanderson Farms, Inc.	13,231
7,157	Smart & Final Stores, Inc.	40,795
790	United Natural Foods, Inc. *	23,661
		265,845
	FOREST PRODUCTS & PAPER - 0.2%
1,045	Schweitzer-Mauduit International, Inc.	40,034

	GAS - 0.6%
780	Chesapeake Utilities Corp.	65,442
778	Southwest Gas Holdings, Inc.	61,485
		126,927

	HAND/MACHINE TOOLS - 0.2%
202	Kennametal, Inc.	8,799
2,019	Milacron Holdings Corp. *	40,885
		49,684
	HEALTHCARE PRODUCTS - 4.6%
3,283	Accuray, Inc. *	14,774
1,266	AtriCure, Inc. *	44,348
27	Atrion Corp.	18,760
658	Cantel Medical Corp.	60,575
680	CONMED Corp.	53,870
798	Genomic Health, Inc. *	56,036
882	Globus Medical, Inc. *	50,062
359	Haemonetics Corp. *	41,134
215	ICU Medical, Inc. *	60,791
306	Inogen, Inc. *	74,701
586	Insulet Corp. *	62,087
157	Integer Holdings Corp. *	13,023
628	Intersect ENT, Inc. *	18,055
251	LivaNova PLC *	31,116
506	Luminex Corp.	15,337
1,038	Masimo Corp. *	129,273
246	Merit Medical Systems, Inc. *	15,117
1,095	MiMedx Group, Inc. *	6,767
230	Nevro Corp. *	13,110
551	Novocure Ltd. *	28,872
1,722	NxStage Medical, Inc. *	48,027
379	Penumbra, Inc. *	56,736
209	Repligen Corp. *	11,591
203	STAAR Surgical Co. *	9,744
321	Surmodics, Inc. *	23,963
1,104	Wright Medical Group NV *	32,038
		989,907
	HEALTHCARE - SERVICES - 2.5%
684	American Renal Associates Holdings, Inc. *	14,809
1,713	Catalent, Inc. *	78,027
149	Chemed Corp.	47,617
1,093	Encompass Health Corp.	85,199
768	Ensign Group, Inc.	29,123
2,135	Invitae Corp. *	35,719
592	LHC Group, Inc. *	60,970
845	Medpace Holdings, Inc. *	50,624
183	Molina Healthcare, Inc. *	27,212
689	Natera, Inc. *	16,495
123	National HealthCare Corp.	9,271
991	Select Medical Holdings Corp. *	18,234
674	Syneos Health, Inc. *	34,745
410	Tenet Healthcare Corp. *	11,669
159	Tivity Health, Inc. *	5,112
		524,826
	HOLDING COMPANIES - 0.1%
295	Spectrum Brands Holdings, Inc.	22,042

	HOME BUILDERS - 0.9%
1,085	Beazer Homes USA, Inc. *	11,393
303	Century Communities, Inc. *	7,954
2,701	MDC Holdings, Inc.	79,896
1,458	Meritage Homes Corp. *	58,174
1,328	TRI Pointe Group, Inc. *	16,467
908	William Lyon Homes *	14,428
		188,312
	HOME FURNISHINGS - 0.5%
387	iRobot Corp. *	42,539
878	Roku, Inc. *	64,120
		106,659
	HOUSEWARE PRODUCTS/WARES - 0.4%
1,340	ACCO Brands Corp.	15,142
258	Central Garden & Pet Co. *	9,298
705	Central Garden & Pet Co. - Class A *	23,364
927	CSS Industries, Inc.	13,191
329	Rosetta Stone, Inc. *	6,544
137	WD-40 Co.	23,578
		91,117
	INSURANCE - 2.6%
179	American National Insurance Co.	23,143
817	Argo Group International Holdings Ltd.	51,512
1,368	Employers Holdings, Inc.	61,970
1,941	Essent Group Ltd. *	85,889
332	FBL Financial Group, Inc.	24,983
4,743	Genworth Financial, Inc. *	19,778
4,737	Greenlight Capital Re Ltd. *	58,739
455	HCI Group, Inc.	19,906
551	Horace Mann Educators Corp.	24,740
124	Kemper Corp.	9,976
494	Kinsale Capital Group, Inc.	31,547
4,927	MGIC Investment Corp. *	65,578
188	Navigators Group, Inc.	12,991
1,150	Protective Insurance Corp.	26,393
1,861	Radian Group, Inc.	38,467
1,182	WMIH Corp. *	1,643
		557,255
	INTERNET - 4.6%
1,125	Boingo Wireless, Inc. *	39,263
607	Cargurusm Inc. *	33,804
358	Cars.com, Inc. *	9,884
749	Cogent Communications Holdings, Inc.	41,794
1,126	Etsy, Inc. *	57,854
3,134	Groupon, Inc. *	11,815
628	GrubHub, Inc. *	87,053
1,827	Limelight Networks, Inc. *	9,172
1,242	LiveRamp Holdings, Inc. *	61,367
1,866	NIC, Inc.	27,617
920	Okta, Inc. *	64,731

339	Overstock.com, Inc. *	9,390
456	Proofpoint, Inc. *	48,486
317	Q2 Holdings, Inc. *	19,194
1,113	RingCentral, Inc. *	103,565
198	Shutterfly, Inc. *	13,046
446	Shutterstock, Inc.	24,343
86	Stamps.com, Inc. *	19,453
1,648	TechTarget, Inc. *	32,004
1,115	TrueCar, Inc. *	15,722
651	Twilio, Inc. *	56,168
3,043	US Auto Parts Network, Inc. *	4,717
1,048	Yelp, Inc. *	51,562
1,837	Zendesk, Inc. *	130,427
		972,431
	IRON/STEEL - 0.5%
1,105	Allegheny Technologies Inc. *	32,653
1,759	Cleveland-Cliffs Inc. *	22,269
2,495	Ryerson Holding Corp. *	28,194
991	Schnitzer Steel Industries Inc.	26,807
		109,923
	LEISURE TIME - 0.9%
841	Acushnet Holdings Corp.	23,069
363	Camping World Holdings, Inc.	7,739
259	Fox Factory Holding Corp. *	18,143
484	Malibu Boats, Inc. *	26,484
1,689	MCBC Holdings, Inc. *	60,601
1,042	Planet Fitness, Inc. *	56,299
		192,335
	LODGING - 0.7%
1,029	Caesars Entertainment Corp. *	10,547
1,507	Century Casinos, Inc. *	11,242
3,029	Marcus Corp.	127,369
		149,158
	MACHINERY - DIVERSIFIED - 1.7%
733	Alamo Group, Inc.	67,150
1,338	Applied Industrial Technologies, Inc.	104,699
1,081	Briggs & Stratton Corp.	20,788
1,056	Cactus, Inc. *	40,424
529	Kadant, Inc.	57,053
346	Lindsay Corp.	34,683
277	Manitowoc Co., Inc. *	6,645
618	SPX FLOW, Inc. *	32,136
		363,578
	MEDIA - 0.9%
1,456	Entercom Communications Corp.	11,502
4,818	Entravision Communications Corp.	23,608
2,003	Gray Television, Inc. *	35,053
222	Meredith Corp.	11,333
666	MSG Networks, Inc. *	17,183
190	Nexstar Media Group, Inc.	15,466
314	Sinclair Broadcast Group, Inc.	8,902
1,921	Townsquare Media, Inc.	15,041
480	World Wrestling Entertainment, Inc.	46,430
		184,518

	METAL FABRICATE/HARDWARE - 0.9%
570	CIRCOR International, Inc.	27,075
3,607	Rexnord Corp. *	111,096
1,088	TimkenSteel Corp. *	16,179
975	Worthington Industries, Inc.	42,276
		196,626
	MINING - 0.3%
6,536	Hecla Mining Co.	18,235
248	Kaiser Aluminum Corp.	27,047
320	Materion Corp.	19,360
		64,642
	MISCELLANEOUS MANUFACTURER - 1.4%
230	Ambarella, Inc. *	8,896
618	Axon Enterprise, Inc. *	42,290
447	EnPro Industries, Inc.	32,600
816	ESCO Technologies, Inc.	55,529
393	Harsco Corp. *	11,220
34	Hillenbrand, Inc.	1,778
142	John Bean Technologies Corp.	16,941
128	Proto Labs, Inc. *	20,704
366	Raven Industries, Inc.	16,745
432	Standex International Corp.	45,036
602	Trinseo SA	47,137
		298,876
	OFFICE FURNISHINGS - 0.3%
2,204	Interface, Inc.	51,463
1,019	Kimball International, Inc.	17,068
		68,531
	OIL & GAS - 2.5%
475	Carrizo Oil & Gas, Inc. *	11,970
854	CVR Energy, Inc.	34,348
550	Delek US Holdings, Inc.	23,337
3,248	Denbury Resources, Inc. *	20,138
3,289	Eclipse Resources Corp. *	3,914
5,928	Ensco PLC	50,032
5,122	Evolution Petroleum Corp.	56,598
3,999	Gulfport Energy Corp. *	41,630
1,404	HighPoint Resources Corp. *	6,852
1,933	Matador Resources Co. *	63,886
7,271	Noble Corp. PLC *	51,115
1,907	Oasis Petroleum, Inc. *	27,041
124	Parker Drilling Co. *	370
342	PDC Energy, Inc. *	16,744
365	Penn Virginia Corp. *	29,397
894	Rowan Cos PLC *	16,834
874	SandRidge Energy, Inc. *	9,500
8,102	Southwestern Energy Co. *	41,401
3,839	SRC Energy, Inc. *	34,129
1,458	Ultra Petroleum Corp. *	1,633
		540,869

	OIL & GAS SERVICES - 1.3%
2,783	Archrock, Inc.	33,953
394	Basic Energy Services, Inc. *	3,936
656	C&J Energy Services, Inc. *	13,645
473	Dril-Quip, Inc. *	24,714
949	Exterran Corp. *	25,177
1,688	FTS International, Inc. *	19,902
190	KLX Energy Services Holdings, Inc. *	6,082
676	McDermott International, Inc. *	12,459
607	MRC Global, Inc. *	11,393
1,382	Oil States International, Inc. *	45,882
680	PHI, Inc. *	6,351
3,545	Pioneer Energy Services Corp. *	10,458
1,973	ProPetro Holding Corp. *	32,535
1,992	Superior Energy Services, Inc. *	19,402
2,699	TETRA Technologies, Inc. *	12,172
510	US Silica Holdings, Inc.	9,603
		287,664
	PACKAGING & CONTAINERS - 0.1%
417	Greif, Inc.	22,376

	PHARMACEUTICALS - 4.2%
777	Aimmune Therapeutics, Inc. *	21,197
2,123	Akebia Therapeutics, Inc. *	18,746
3,496	Array BioPharma, Inc. *	53,139
842	BioSpecifics Technologies Corp. *	49,249
4,959	Chimerix, Inc. *	19,291
707	Clovis Oncology, Inc. *	20,765
2,382	Conatus Pharmaceuticals, Inc. *	13,816
855	Concert Pharmaceuticals, Inc. *	12,688
1,331	Corcept Therapeutics, Inc. *	18,661
1,799	Dermira, Inc. *	19,609
635	Diplomat Pharmacy, Inc. *	12,325
473	Enanta Pharmaceuticals, Inc. *	40,423
798	Endo International PLC *	13,430
785	Global Blood Therapeutics, Inc. *	29,830
642	Heron Therapeutics, Inc. *	20,319
1,612	Horizon Pharma PLC *	31,563
1,900	Ironwood Pharmaceuticals, Inc. *	35,074
428	Nektar Therapeutics *	26,091
1,252	Owens & Minor, Inc.	20,683
263	Pacira Pharmaceuticals, Inc. *	12,926
987	Phibro Animal Health Corp.	42,342
302	Portola Pharmaceuticals, Inc. *	8,042
383	PRA Health Sciences, Inc. *	42,203
839	Prestige Brands Holdings, Inc. *	31,790
3,355	Ra Pharmaceuticals, Inc. *	60,692
995	Revance Therapeutics, Inc. *	24,726
185	Sarepta Therapeutics, Inc. *	29,879

3,816	Seres Therapeutics, Inc. *	28,963
247	Supernus Pharmaceuticals, Inc. *	12,436
395	USANA Health Sciences, Inc. *	47,617
1,504	Vanda Pharmaceuticals, Inc. *	34,517
661	Xencor, Inc. *	25,759
207	Zogenix, Inc. *	10,267
		889,058
	PRIVATE EQUITY - 0.3%
2,654	Kennedy-Wilson Holdings, Inc.	57,061

	REAL ESTATE - 0.6%
291	LCI Industries	24,095
432	Marcus & Millichap, Inc. *	14,995
1,446	McGrath RentCorp.	78,763
		117,853
	REAL ESTATE INVESTMENT TRUSTS - 6.9%
3,916	Arbor Realty Trust, Inc.	44,956
937	Ares Commercial Real Estate Corp.	13,090
1,522	CareTrust REIT, Inc.	26,955
3,198	CatchMark Timber Trust, Inc.	36,553
7,553	Cedar Realty Trust, Inc.	35,197
2,378	Chatham Lodging Trust	49,676
5,618	DiamondRock Hospitality Co.	65,562
4,866	Easterly Government Properties, Inc.	94,254
1,071	EastGroup Properties, Inc.	102,409
5,838	First Industrial Realty Trust, Inc.	183,313
2,592	Four Corners Property Trust, Inc.	66,588
1,374	Franklin Street Properties Corp.	10,978
326	GEO Group, Inc.	8,202
1,444	Global Net Lease, Inc.	30,107
4,208	Hersha Hospitality Trust	95,395
4,360	Invesco Mortgage Capital, Inc.	68,975
3,509	Kite Realty Group Trust	58,425
1,647	National Storage Affiliates Trust	41,900
877	Pennsylvania Real Estate Investment Trust	8,296
3,098	Preferred Apartment Communities, Inc.	54,463
167	PS Business Parks, Inc.	21,224
363	QTS Realty Trust, Inc.	15,489
1,841	Redwood Trust, Inc.	29,898
1,539	Retail Opportunity Investments Corp.	28,733
1,391	Rexford Industrial Realty, Inc.	44,456
404	Ryman Hospitality Properties, Inc.	34,813
3,373	STAG Industrial, Inc.	92,758
1,954	Sunstone Hotel Investors, Inc.	31,967
2,012	Terreno Realty Corp.	75,852
		1,470,484
	RETAIL - 5.3%
1,169	Abercrombie & Fitch Co.	24,689
1,907	American Eagle Outfitters, Inc.	47,351
277	America’s Car-Mart, Inc. *	21,661
397	Asbury Automotive Group, Inc. *	27,294

303	Bassett Furniture Industries, Inc.	6,439
1,475	Beacon Roofing Supply, Inc. *	53,380
405	Big Lots, Inc.	16,925
1,173	BJ’s Restaurants, Inc.	84,691
1,473	Bloomin’ Brands, Inc.	29,151
1,364	BMC Stock Holdings, Inc. *	25,439
822	Brinker International, Inc.	38,412
1,672	Carrols Restaurant Group, Inc. *	24,411
1,182	Cato Corp.	24,846
742	Cheesecake Factory, Inc.	39,727
2,489	Chico’s FAS, Inc.	21,580
173	Children’s Place, Inc.	22,109
856	Citi Trends, Inc.	24,627
305	Dillard’s, Inc.	23,284
1,984	Express, Inc. *	21,943
512	Five Below, Inc. *	66,591
430	Group 1 Automotive, Inc.	27,907
605	Guess?, Inc.	13,673
435	Lithia Motors, Inc.	35,522
393	Ollie’s Bargain Outlet Holdings, Inc. *	37,767
5,489	Party City Holdco, Inc. *	74,376
345	PC Connection, Inc.	13,417
201	RH *	26,333
965	Rush Enterprises, Inc. *	37,934
2,203	Sonic Automotive, Inc.	42,628
2,283	Texas Roadhouse, Inc.	158,189
1,048	Zumiez, Inc. *	27,614
		1,139,910
	SAVINGS & LOANS - 2.1%
1,068	First Defiance Financial Corp.	32,157
2,732	First Financial Northwest, Inc.	45,269
1,971	Flagstar Bancorp, Inc.	62,027
2,835	Meridian Bancorp, Inc.	48,195
3,391	Riverview Bancorp, Inc.	29,976
4,730	TFS Financial Corp.	70,997
1,721	United Community Financial Corp.	16,642
4,279	Washington Federal, Inc.	136,928
		442,191
	SEMICONDUCTORS - 1.7%
625	Advanced Energy Industries, Inc. *	32,281
510	Alpha & Omega Semiconductor Ltd. *	5,931
2,345	Amkor Technology, Inc. *	17,330
976	Brooks Automation, Inc.	34,189
191	Cabot Microelectronics Corp.	19,705
693	Cirrus Logic, Inc. *	26,750
460	Cohu, Inc.	11,546
229	Cree, Inc. *	8,672
940	Diodes, Inc. *	31,293
2,074	Entegris, Inc.	60,042
1,249	Integrated Device Technology, Inc. *	58,715
150	Power Integrations, Inc.	9,480

372	Semtech Corp. *	20,683
454	Synaptics, Inc. *	20,711
858	Ultra Clean Holdings, Inc. *	10,768
		368,096
	SOFTWARE - 4.2%
2,129	Allscripts Healthcare Solutions, Inc. *	30,338
420	Appfolio, Inc. *	32,928
460	Bottomline Technologies de, Inc. *	33,447
942	Box, Inc. *	22,523
1,258	Cloudera, Inc. *	22,204
699	Cornerstone OnDemand, Inc. *	39,668
309	CSG Systems International, Inc.	12,403
376	Fair Isaac Corp. *	85,935
666	Five9, Inc. *	29,098
2,103	GreenSky, Inc. *	37,854
1,438	Hortonworks, Inc. *	32,801
231	HubSpot, Inc. *	34,869
1,963	InnerWorkings, Inc. *	15,547
358	Instructure, Inc. *	12,673
847	LivePerson, Inc. *	21,980
770	Medidata Solutions, Inc. *	56,449
569	MicroStrategy, Inc. *	80,013
507	MINDBODY, Inc. *	20,610
603	New Relic, Inc. *	56,821
595	Omnicell, Inc. *	42,781
788	Progress Software Corp.	27,809
651	Rapid7, Inc. *	24,035
794	SendGrid, Inc. *	29,211
250	SPS Commerce, Inc. *	24,810
1,765	TiVo Corp.	21,974
368	Verint Systems, Inc. *	18,437
636	Workiva, Inc. *	25,122
512	Yext, Inc. *	12,132
		904,472
	STOREAGE/WAREHOUSING - 0.0% **
228	Mobile Mini, Inc.	9,998

	TELECOMMUNICATIONS - 1.8%
6,098	A10 Networks, Inc. *	37,076
5,464	Aerohive Networks, Inc. *	22,512
2,561	Ciena Corp. *	80,006
1,334	Consolidated Communications Holdings, Inc.	17,395
1,833	Extreme Networks, Inc. *	10,045
1,440	Finisar Corp. *	27,432
2,005	Infinera Corp. *	14,637
487	InterDigital, Inc.	38,960
1,528	Iridium Communications, Inc. *	34,380
277	NETGEAR, Inc. *	17,409
958	Ooma, Inc. *	15,903
388	Ubiquiti Networks, Inc.	38,358
1,506	Vonage Holdings Corp. *	21,324
		375,437

	TRANSPORTATION - 1.3%
245	Atlas Air Worldwide Holdings, Inc. *	15,619
283	Covenant Transportation Group, Inc. *	8,224
810	Hub Group, Inc.	36,936
588	Knight-Swift Transportation Holdings, Inc.	20,274
2,720	Marten Transport Ltd.	57,256
584	Matson, Inc.	23,150
19,887	Nordic American Tankers Ltd.	41,564
220	Saia, Inc. *	16,819
16,995	Scorpio Tankers, Inc.	34,160
561	Werner Enterprises, Inc.	19,831
		273,833
	TRUCKING & LEASING - 0.3%
167	GATX Corp.	14,461
850	Greenbrier Cos, Inc.	51,085
		65,546
	WATER - 0.2%
601	SJW Group	36,751

	TOTAL COMMON STOCKS (Cost - $19,036,605)	20,917,758

	SHORT-TERM INVESTMENT - 1.9%
	MONEY MARKET FUND - 1.9%
395,564	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.92% (a)(Cost - $395,564)	395,564

	TOTAL INVESTMENTS - 99.8% (Cost - $19,432,169)	$21,313,322
	OTHER ASSETS LESS LIABILITIES - NET - 0.2%	44,898
	TOTAL NET ASSETS - 100.0%	$21,358,220

*	Non-income producing security.

**	Represents less than 0.05%

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Money market rate shown represents the rate at September 30, 2018.

Futures Contracts
					Unrealized
Description	Counterparty	Contracts	Expiration Date	Notional Value	Depreciation
LONG
E-mini Russell 2000 Future	Goldman Sachs	5	Dec-18	425,200	$(4,467)

Global Atlantic BlackRock Disciplined U.S. Core Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Value
	COMMON STOCKS - 97.8%
	ADVERTISING - 0.0% **
849	Interpublic Group of Cos, Inc.	$19,417

	AEROSPACE/DEFENSE - 2.9%
499	Boeing Co.	185,578
419	Curtiss-Wright Corp.	57,579
642	General Dynamics Corp.	131,430
439	Lockheed Martin Corp.	151,876
50	Northrop Grumman Corp.	15,869
1,009	Raytheon Co.	208,520
177	Rockwell Collins, Inc.	24,863
		775,715
	AGRICULTURE - 1.7%
1,814	Altria Group, Inc.	109,402
3,703	Archer-Daniels-Midland Co.	186,150
1,918	Philip Morris International, Inc.	156,394
		451,946
	AIRLINES - 0.4%
1,722	Delta Air Lines, Inc.	99,583
87	Southwest Airlines, Co.	5,433
		105,016
	APPAREL - 0.9%
778	Michael Kors Holdings Ltd. *	53,340
1,564	NIKE, Inc.	132,502
488	VF Corp.	45,604
		231,446
	AUTO MANUFACTURERS - 0.5%
1,484	General Motors Co.	49,966
1,223	PACCAR, Inc.	83,396
		133,362
	BANKS - 6.5%
5,887	Bank of America Corp.	173,431
1,280	Capital One Financial Corp.	121,510
4,315	Citigroup, Inc.	309,558
3,756	Citizens Financial Group, Inc.	144,869
733	East West Bancorp, Inc.	44,251
1,624	First Republic Bank	155,904
2,929	JPMorgan Chase & Co.	330,508
1,869	KeyCorp	37,174
7,225	Morgan Stanley	336,468
1,502	Wells Fargo & Co.	78,945
		1,732,618
	BEVERAGES - 1.1%
624	Monster Beverage Corp. *	36,367
2,292	PepsiCo, Inc.	256,246
		292,613
	BIOTECHNOLOGY - 3.0%
816	Amgen, Inc.	169,149
1,706	Celgene Corp. *	152,670
3,765	Gilead Sciences, Inc.	290,696
127	Incyte Corp. *	8,773
876	Vertex Pharmaceuticals, Inc. *	168,840
		790,128

	BUILDING MATERIALS - 0.7%
3,431	Fortune Brands Home & Security, Inc.	179,647

	CHEMICALS - 1.2%
1,309	Air Products & Chemicals, Inc.	218,668
234	Celanese Corp.	26,676
219	Eastman Chemical Co.	20,963
972	Huntsman Corp.	26,468
440	WR Grace & Co.	31,442
		324,217
	COMMERCIAL SERVICES - 1.8%
939	Booz Allen Hamilton Holding Corp.	46,603
541	Ecolab, Inc.	84,818
150	Green Dot Corp. *	13,323
1,044	H&R Block, Inc.	26,883
311	Insperity, Inc.	36,682
398	ManpowerGroup, Inc.	34,212
689	S&P Global, Inc.	134,624
315	Square, Inc. *	31,188
788	Total System Services, Inc.	77,807
		486,140
	COMPUTERS - 5.5%
4,812	Apple, Inc.	1,086,261
146	Cognizant Technology Solutions Corp.	11,264
4,555	HP, Inc.	117,382
1,440	International Business Machines Corp.	217,742
924	Pure Storage, Inc. *	23,978
		1,456,627
	COSMETICS/PERSONAL CARE - 0.6%
412	Colgate-Palmolive Co.	27,583
860	Estee Lauder Cos, Inc.	124,975
		152,558
	DIVERSIFIED FINANCIAL SERVICES - 4.4%
149	Affiliated Managers Group, Inc.	20,371
1,767	American Express Co.	188,168
3,906	Charles Schwab Corp.	191,980
152	Discover Financial Services	11,620
1,047	Mastercard, Inc.	233,073
1,934	Moelis & Co.	105,983
346	OneMain Holdings, Inc. *	11,629
230	SEI Investments Co.	14,053
2,593	Visa, Inc.	389,183
		1,166,060
	ELECTRIC - 2.1%
969	Ameren Corp.	61,260
1,797	CenterPoint Energy, Inc.	49,687
781	CMS Energy Corp.	38,269
596	Consolidated Edison, Inc.	45,409
461	Dominion Energy, Inc.	32,399
2,787	Evergy, Inc.	153,062
1,634	Eversource Energy	100,393
262	Pinnacle West Capital Corp.	20,745
580	Portland General Electric Co.	26,454
824	TechnipFMC PLC *	25,750
		553,428

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
1,656	AMETEK, Inc.	131,023

	ELECTRONICS - 1.2%
577	Agilent Technologies, Inc.	40,702
1,120	Garmin Ltd.	78,456
418	Honeywell International, Inc.	69,555
1,352	TE Connectivity Ltd.	118,881
		307,594
	ENTERTAINMENT - 0.1%
320	Dolby Laboratories, Inc.	22,390

	ENVIRONMENTAL CONTROL - 0.4%
882	Clean Harbors, Inc. *	63,134
375	Waste Management, Inc.	33,885
		97,019
	FOOD - 1.2%
2,641	Hershey Co.	269,382
192	Kellogg Co.	13,444
408	Tyson Foods, Inc.	24,288
		307,114
	GAS - 0.0% **
2	UGI Corp	111

	HEALTHCARE PRODUCTS - 2.8%
500	Abbott Laboratories	36,680
1,437	Danaher Corp.	156,144
139	IDEXX Laboratories, Inc. *	34,703
1,273	Masimo Corp. *	158,539
1,114	Medtronic PLC	109,584
924	Stryker Corp.	164,176
324	Thermo Fisher Scientific, Inc.	79,082
		738,908
	HEALTHCARE - SERVICES - 2.7%
350	Aetna, Inc.	70,998
891	Humana, Inc.	301,621
1,024	UnitedHealth Group, Inc.	272,425
255	WellCare Health Plans, Inc. *	81,725
		726,769
	HOME BUILDERS - 0.1%
488	DR Horton, Inc.	20,584

	HOUSEHOLD PRODUCTS/WARES - 0.7%
505	Avery Dennison Corp.	54,717
2,187	Church & Dwight Co., Inc.	129,842
		184,559
	INSURANCE - 3.5%
2,082	Allstate Corp.	205,493
92	American Financial Group, Inc.	10,209
538	Athene Holding Ltd. *	27,793
1,327	Berkshire Hathaway, Inc. *	284,124
197	Essent Group Ltd. *	8,717
2,352	Hartford Financial Services Group, Inc.	117,506

1,062	Lincoln National Corp.	71,855
1,637	Progressive Corp.	116,292
884	Prudential Financial, Inc.	89,567
		931,556
	INTERNET - 8.9%
327	Alphabet, Inc. - Class A *	390,265
253	Alphabet, Inc. - Class C *	305,391
381	Amazon.com, Inc. *	763,143
40	Booking Holdings, Inc. *	79,360
3,202	Facebook, Inc. *	526,601
541	GoDaddy, Inc. *	45,114
255	Netflix, Inc. *	95,403
142	Palo Alto Networks, Inc. *	31,987
886	Twitter, Inc. *	25,216
252	VeriSign, Inc. *	40,350
768	Yelp, Inc. *	37,786
468	Zendesk, Inc. *	33,228
		2,373,844
	IRON/STEEL - 0.1%
263	Reliance Steel & Aluminum Co.	22,431

	LEISURE - 0.3%
1,297	Carnival Corp.	82,710

	LODGING - 0.8%
3,802	Las Vegas Sands Corp.	225,573

	MACHINERY - CONSTRUCTION & MINING - 0.2%
774	Oshkosh Corp.	55,140

	MACHINERY - DIVERSIFIED - 0.6%
312	Deere & Co.	46,903
652	Rockwell Automation, Inc.	122,263
		169,166
	MEDIA - 1.7%
104	CBS Corp.	5,975
5,273	Comcast Corp.	186,717
1,593	Liberty Media Corp-Liberty SiriusXM - Class A *	69,200
877	Liberty Media Corp-Liberty SiriusXM - Class C *	38,106
1,003	Twenty-First Century Fox, Inc. - Class A	46,469
466	Twenty-First Century Fox, Inc. - Class C	21,352
2,207	Viacom, Inc.	74,508
192	World Wrestling Entertainment, Inc.	18,572
		460,899
	MINING - 0.3%
2,232	Newmont Mining Corp.	67,406

	MISCELLANEOUS MANUFACTURER - 2.4%
258	3M Co.	54,363
1,911	Crane Co.	187,947
3,678	General Electric Co.	41,525
1,841	Illinois Tool Works, Inc.	259,802
955	Ingersoll-Rand PLC	97,697
		641,334
	OFFICE/BUSINESS EQUIPMENT - 0.0% **
67	Zebra Technologies Corp. *	11,848

	OIL & GAS - 4.7%
3,190	Anadarko Petroleum Corp.	215,038
171	Antero Resources Corp. *	3,028
643	Chevron Corp.	78,626
3,004	ConocoPhillips	232,510
361	Continental Resources, Inc. *	24,649
3,755	Exxon Mobil Corp.	319,250
47	Helmerich & Payne, Inc.	3,232
1,079	Occidental Petroleum Corp.	88,661
2,438	Phillips 66	274,811
		1,239,805
	OIL & GAS SERVICES - 0.5%
3,167	Halliburton Co.	128,359

	PACKAGING & CONTAINERS - 0.1%
189	Packaging Corp. of America	20,731
302	WestRock Co.	16,139
		36,870
	PHARMACEUTICALS - 6.3%
2,499	AbbVie, Inc.	236,355
1,036	AmerisourceBergen Corp.	95,540
3,600	Bristol-Myers Squibb Co.	223,488
312	Cardinal Health, Inc.	16,848
1,609	Eli Lilly & Co.	172,662
598	Express Scripts Holding Co. *	56,816
339	Herbalife Nutrition Ltd. *	18,492
2,806	Johnson & Johnson	387,705
644	McKesson Corp.	85,427
3,598	Merck & Co., Inc.	255,242
1,332	Zoetis, Inc.	121,958
		1,670,533
	PIPELINES - 0.2%
2,392	Kinder Morgan, Inc.	42,410
247	Plains GP Holdings LP	6,059
		48,469
	REAL ESTATE INVESTMENT TRUSTS - 2.6%
3,840	Host Hotels & Resorts, Inc.	81,024
1,006	Park Hotels & Resorts, Inc.	33,017
3,118	Prologis, Inc.	211,369
3,630	Realty Income Corp.	206,511
947	Simon Property Group, Inc.	167,382
		699,303
	RETAIL - 6.7%
813	AutoNation, Inc. *	33,780
682	Costco Wholesale Corp.	160,188
1,268	Darden Restaurants, Inc.	140,989
65	Domino’s Pizza, Inc.	19,162
1,136	Home Depot, Inc.	235,322
95	Lululemon Athletica, Inc. *	15,437
1,903	McDonald’s Corp.	318,353
745	Penske Automotive Group, Inc.	35,306
3,843	Target Corp.	338,991
463	Tiffany & Co.	59,713
1,251	TJX Cos, Inc.	140,137
3,178	Wal-Mart Stores, Inc.	298,446
		1,795,824

	SEMICONDUCTORS - 3.7%
1,923	Applied Materials, Inc.	74,324
492	Broadcom Ltd.	121,391
5,703	Intel Corp.	269,695
2,674	Maxim Integrated Products, Inc.	150,787
736	NVIDIA Corp.	206,831
524	QUALCOMM, Inc.	37,744
133	Skyworks Solutions, Inc.	12,064
189	Texas Instruments, Inc.	20,278
1,073	Xilinx, Inc.	86,022
		979,136
	SOFTWARE - 7.1%
482	Adobe Systems, Inc. *	130,116
61	CDK Global, Inc.	3,816
1,015	Fidelity National Information Services, Inc.	110,706
1,573	First Data Corp. *	38,491
110	Intuit, Inc.	25,014
9,639	Microsoft Corp.	1,102,412
51	New Relic, Inc. *	4,806
1,790	Oracle Corp.	92,292
1,024	salesforce.com, Inc. *	162,847
1,050	Veeva Systems, Inc. *	114,314
702	Vmware, Inc. *	109,555
		1,894,369
	TELECOMMUNICATIONS - 2.9%
7,676	AT&T, Inc.	257,760
7,825	Cisco Systems, Inc.	380,686
1,281	Telephone & Data Systems, Inc.	38,981
1,128	Verizon Communications, Inc.	60,224
851	Zayo Group Holdings, Inc. *	29,548
		767,199
	TRANSPORTATION - 0.9%
466	FedEx Corp.	112,208
265	Landstar System, Inc.	32,330
581	Norfolk Southern Corp.	104,872
		249,410
	WATER - 0.3%
1,044	American Water Works Co., Inc.	91,841

	TOTAL COMMON STOCKS (Cost - $23,750,070)	26,030,034

	SHORT-TERM INVESTMENT - 1.7%
	MONEY MARKET FUND - 1.7%
463,691	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.92% (a)(Cost - $463,691)	463,691

	TOTAL INVESTMENTS - 99.6% (Cost - $24,213,761)	$26,493,725
	OTHER ASSETS LESS LIABILITIES - NET - 0.4%	114,795
	TOTAL NET ASSETS - 100.0%	$26,608,520

*	Non-income producing security.

**	Amount is less than 0.05%

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Money market rate shown represents the rate at September 30, 2018.

Futures Contracts
					Unrealized
Description	Counterparty	Contracts	Expiration Date	Notional Value	Appreciation
LONG
S&P 500 E-mini Future	Goldman Sachs	4	Dec-18	583,800	$1,010

Global Atlantic BlackRock Disciplined Value Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Value
	COMMON STOCKS - 98.3%
	ADVERTISING - 0.2%
20,594	Interpublic Group of Cos, Inc.	$470,985

	AEROSPACE/DEFENSE - 1.5%
3,348	Curtiss-Wright Corp.	460,082
5,912	General Dynamics Corp.	1,210,305
1,134	Lockheed Martin Corp.	392,319
9,993	Raytheon Co.	2,065,153
3,125	Rockwell Collins, Inc.	438,969
		4,566,828
	AGRICULTURE - 1.7%
53,822	Archer-Daniels-Midland Co.	2,705,632
1,457	Bunge Ltd.	100,110
29,972	Philip Morris International, Inc.	2,443,917
		5,249,659
	AIRLINES - 0.5%
28,141	Delta Air Lines, Inc.	1,627,394

	APPAREL - 0.1%
6,307	Michael Kors Holdings Ltd. *	432,408

	AUTO MANUFACTURERS - 0.9%
29,844	General Motors Co.	1,004,847
23,622	PACCAR, Inc.	1,610,784
		2,615,631
	AUTO PARTS & EQUIPMENT - 0.0% **
5,678	BorgWarner, Inc.	242,905

	BANKS - 12.6%
170,797	Bank of America Corp.	5,031,680
1,944	Bank of New York Mellon Corp.	99,125
21,771	Capital One Financial Corp.	2,066,721
86,661	Citigroup, Inc.	6,217,060
65,408	Citizens Financial Group, Inc.	2,522,787
11,093	East West Bancorp, Inc.	669,684
35,313	First Hawaiian, Inc.	959,101
30,317	First Horizon National Corp.	523,271
22,187	First Republic Bank	2,129,952
3,483	Goldman Sachs Group, Inc.	781,028
68,797	JPMorgan Chase & Co.	7,763,053
37,942	KeyCorp	754,666
94,006	Morgan Stanley	4,377,859
5,384	Signature Bank	618,299
13,326	Synovus Financial Corp.	610,198
57,992	Wells Fargo & Co.	3,048,060
		38,172,544
	BEVERAGES - 0.2%
2,653	Coca-Cola European Partners PLC	120,632
5,583	PepsiCo, Inc.	624,179
		744,811

	BIOTECHNOLOGY - 1.5%
2,744	Amgen, Inc.	568,804
11,698	Celgene Corp. *	1,046,854
30,744	Gilead Sciences, Inc.	2,373,744
3,282	United Therapeutics Corp. *	632,573
		4,621,975
	BUILDING MATERIALS - 0.9%
50,732	Fortune Brands Home & Security, Inc.	2,656,328

	CHEMICALS - 2.1%
19,490	Air Products & Chemicals, Inc.	3,255,805
2,862	Celanese Corp.	326,268
638	DowDuPont, Inc.	41,030
15,133	Eastman Chemical Co.	1,448,531
15,361	Huntsman Corp.	418,280
10,471	WR Grace & Co.	748,258
		6,238,172
	COMMERCIAL SERVICES - 1.3%
18,918	Booz Allen Hamilton Holding Corp.	938,900
3,051	Deluxe Corp.	173,724
7,195	Ecolab, Inc.	1,128,032
1,190	Green Dot Corp. *	105,696
15,543	H&R Block, Inc.	400,232
1,271	Insperity, Inc.	149,914
10,459	ManpowerGroup, Inc.	899,056
1,080	S&P Global, Inc.	211,021
704	Total System Services, Inc.	69,513
		4,076,088
	COMPUTERS - 1.0%
2,504	Dell Technologies, Inc. - Class V *	243,188
10,422	Hewlett Packard Enterprise Co.	169,983
51,124	HP, Inc.	1,317,465
5,749	International Business Machines Corp.	869,306
8,638	Pure Storage, Inc. *	224,156
1,014	Western Digital Corp.	59,360
		2,883,458
	COSMETICS/PERSONAL CARE - 0.9%
8,294	Colgate-Palmolive Co.	555,283
5,068	Estee Lauder Cos, Inc.	736,482
15,814	Proctor & Gamble Co.	1,316,199
		2,607,964
	DISTRIBUTION/WHOLESALE - 0.1%
5,082	WESCO International, Inc. *	312,289

	DIVERSIFIED FINANCIAL SERVICES - 2.4%
3,114	Affiliated Managers Group, Inc.	425,746
21,618	Ally Financial, Inc.	571,796
16,469	American Express Co.	1,753,784
20,410	Charles Schwab Corp.	1,003,152
6,238	Discover Financial Services	476,895
1,538	Federated Investors, Inc.	37,097
20,278	Invesco Ltd.	463,961
24,882	Jefferies Financial Group, Inc.	546,409
20,442	Legg Mason, Inc.	638,404
18,250	Moelis & Co.	1,000,100
9,542	OneMain Holdings, Inc. *	320,707
		7,238,051

	ELECTRIC - 4.8%
8,244	Ameren Corp.	521,186
46,858	CenterPoint Energy, Inc.	1,295,624
17,182	CMS Energy Corp.	841,918
36,268	Consolidated Edison, Inc.	2,763,259
13,039	Dominion Energy, Inc.	916,381
25,782	Evergy, Inc.	1,415,947
42,775	Eversource Energy	2,628,096
3,742	IDACORP, Inc.	371,319
35,675	Pinnacle West Capital Corp.	2,824,747
24,302	Portland General Electric Co.	1,108,414
		14,686,891
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
23,321	AMETEK, Inc.	1,845,158

	ELECTRONICS - 1.1%
13,859	Agilent Technologies, Inc.	977,614
12,478	Garmin Ltd.	874,084
3,454	Honeywell International, Inc.	574,746
8,663	TE Connectivity Ltd.	761,738
		3,188,182
	ENGINEERING & CONSTRUCTION - 0.0% **
4,122	AECOM *	134,625

	ENTERTAINMENT - 0.1%
5,128	Dolby Laboratories, Inc.	358,806
1,787	Lions Gate Entertainment Corp.	43,585
		402,391
	ENVIRONMENTAL CONTROL - 0.3%
11,210	Clean Harbors, Inc. *	802,412

	FOOD - 1.7%
945	General Mills, Inc.	40,559
29,364	Hershey Co.	2,995,128
7,585	Hormel Foods Corp.	298,849
9,034	Kellogg Co.	632,561
823	Lamb Weston Holdings, Inc.	54,812
20,444	Pilgrim’s Pride Corp. *	369,832
13,266	Tyson Foods, Inc.	789,725
		5,181,466
	GAS - 0.3%
16,717	UGI Corp.	927,459

	HEALTHCARE PRODUCTS - 3.3%
27,587	Abbott Laboratories	2,023,782
19,987	Danaher Corp.	2,171,787
12,130	Masimo Corp. *	1,510,670
23,859	Medtronic PLC	2,347,010
3,897	Stryker Corp.	692,419
5,298	Thermo Fisher Scientific, Inc.	1,293,136
		10,038,804
	HEALTHCARE - SERVICES - 1.7%
4,511	Aetna, Inc.	915,056
2,872	Anthem, Inc.	787,072
7,617	Humana, Inc.	2,578,507
2,305	WellCare Health Plans, Inc. *	738,729
		5,019,364

	HOME BUILDERS - 0.1%
6,430	DR Horton, Inc.	271,217

	HOUSEHOLD PRODUCTS/WARES - 0.5%
1,961	Avery Dennison Corp.	212,474
23,450	Church & Dwight Co., Inc.	1,392,227
		1,604,701
	INSURANCE - 6.9%
34,940	Allstate Corp.	3,448,578
11,324	American Financial Group, Inc.	1,256,624
15,584	Athene Holding Ltd. *	805,069
29,345	AXA Equitable Holdings, Inc.	629,450
29,853	Berkshire Hathaway, Inc. *	6,391,826
2,470	Chubb Ltd.	330,091
7,110	Essent Group Ltd. *	314,618
2,635	First American Financial Corp.	135,940
2,967	Hanover Insurance Group, Inc.	366,039
28,655	Hartford Financial Services Group, Inc.	1,431,604
20,636	Lincoln National Corp.	1,396,232
6,925	Progressive Corp.	491,952
27,132	Prudential Financial, Inc.	2,749,014
5,434	Radian Group, Inc.	112,321
2,630	Travelers Cos, Inc.	341,137
19,034	Unum Group	743,658
		20,944,153
	INTERNET - 0.6%
4,543	CDW Corp.	403,964
3,671	Facebook, Inc. *	603,733
254	Palo Alto Networks, Inc. *	57,216
7,771	Yelp, Inc. *	382,333
6,825	Zendesk, Inc. *	484,575
		1,931,821
	IRON/STEEL - 0.3%
10,011	Reliance Steel & Aluminum Co.	853,838

	LEISURE - 0.4%
16,731	Carnival Corp.	1,066,936

	LODGING - 0.7%
34,206	Las Vegas Sands Corp.	2,029,442

	MACHINERY - CONSTRUCTION & MINING - 0.2%
7,681	Oshkosh Corp.	547,194

	MACHINERY - DIVERSIFIED - 0.2%
3,368	Rockwell Automation, Inc.	631,567
234	Roper Technologies, Inc.	69,313
		700,880
	MEDIA - 2.3%
101,769	Comcast Corp.	3,603,640
585	John Wiley & Sons, Inc.	35,451
13,707	Liberty Media Corp-Liberty SiriusXM - Class A *	595,432
11,658	Liberty Media Corp-Liberty SiriusXM - Class C *	506,540

5,732	Tribune Media Co.	220,281
14,431	Twenty-First Century Fox, Inc. - Class A	668,588
4,244	Twenty-First Century Fox, Inc. - Class B	194,460
2,202	Viacom, Inc. - Class A	80,483
29,796	Viacom, Inc. - Class B	1,005,913
		6,910,788
	MINING - 0.5%
48,586	Newmont Mining Corp.	1,467,297

	MISCELLANEOUS MANUFACTURER - 2.3%
18,146	Crane Co.	1,784,659
8,838	Eaton Corp. PLC	766,520
136,162	General Electric Co.	1,537,269
12,928	Illinois Tool Works, Inc.	1,824,399
8,848	Ingersoll-Rand PLC	905,150
1,146	ITT, Inc.	70,204
956	Parker-Hannifin Corp.	175,837
		7,064,038
	OFFICE/BUSINESS EQUIPMENT - 0.1%
1,540	Zebra Technologies Corp. *	272,318

	OIL & GAS - 9.0%
40,996	Anadarko Petroleum Corp.	2,763,540
438	Andeavor	67,233
34,258	Antero Resources Corp. *	606,709
5,821	Apache Corp.	277,487
27,961	Chevron Corp.	3,419,071
1,325	Concho Resources, Inc. *	202,394
55,668	ConocoPhillips	4,308,703
8,769	Continental Resources, Inc. *	598,747
3,891	EOG Resources, Inc.	496,375
88,111	Exxon Mobil Corp.	7,491,197
6,385	Helmerich & Payne, Inc.	439,096
5,115	Marathon Oil Corp.	119,077
2,714	Marathon Petroleum Corp.	217,039
11,418	Nabors Industries Ltd.	70,335
1,823	Noble Energy, Inc.	56,859
28,605	Occidental Petroleum Corp.	2,350,473
29,571	Phillips 66	3,333,243
13,267	TechnipFMC PLC *	414,594
		27,232,172
	OIL & GAS SERVICES - 0.5%
3,235	Apergy Corp. *	140,917
31,604	Halliburton Co.	1,280,910
		1,421,827
	PACKAGING & CONTAINERS - 0.4%
6,835	Packaging Corp. of America	749,731
11,379	WestRock Co.	608,094
		1,357,825
	PHARMACEUTICALS - 8.5%
6,595	AbbVie, Inc.	623,755
1,003	Allergan PLC	191,051
9,899	AmerisourceBergen Corp.	912,886
42,552	Bristol-Myers Squibb Co.	2,641,628
16,092	Cardinal Health, Inc.	868,968
5,119	CVS Health Corp.	402,968

16,638	Eli Lilly & Co.	1,785,424
12,321	Express Scripts Holding Co. *	1,170,618
9,704	Herbalife Nutrition Ltd. *	529,353
53,871	Johnson & Johnson	7,443,356
10,623	McKesson Corp.	1,409,141
69,693	Merk & Co., Inc.	4,944,021
51,213	Pfizer, Inc.	2,256,957
5,297	Zoetis, Inc.	484,993
		25,665,119
	PIPELINES - 0.7%
85,982	Kinder Morgan, Inc.	1,524,461
12,769	Plains GP Holdings LP	313,224
9,095	Williams Cos, Inc.	247,293
		2,084,978
	REAL ESTATE INVESTMENT TRUSTS - 4.7%
18,270	Brandywine Realty Trust	287,204
31,932	Highwoods Properties, Inc.	1,509,106
53,081	Host Hotels & Resorts, Inc.	1,120,009
31,331	Outfront Media, Inc.	625,053
66,794	Paramount Group, Inc.	1,007,921
31,979	Park Hotels & Resorts, Inc.	1,049,551
55,870	Prologis, Inc.	3,787,427
56,841	Realty Income Corp.	3,233,685
8,903	Simon Property Group, Inc.	1,573,605
1,252	STORE Capital Corp.	34,793
3	Weingarten Realty Investors	89
		14,228,443
	RETAIL - 5.2%
4,561	AutoNation, Inc. *	189,510
2,308	Costco Wholesale Corp.	542,103
9,405	Darden Restaurants, Inc.	1,045,742
1,238	Lululemon Athletica, Inc. *	201,163
22,073	McDonald’s Corp.	3,692,592
12,938	Penske Automotive Group, Inc.	613,132
49,183	Target Corp.	4,338,432
5,086	Tiffany & Co.	655,941
1,290	TJX Cos, Inc.	144,506
46,429	Walmart, Inc.	4,360,147
		15,783,268
	SEMICONDUCTORS - 3.3%
2,125	Applied Materials, Inc.	82,131
4,489	Broadcom, Inc.	1,107,571
100,951	Intel Corp.	4,773,973
34,639	Maxim Integrated Products, Inc.	1,953,293
18,493	QUALCOMM, Inc.	1,332,051
10,142	Xilinx, Inc.	813,084
		10,062,103
	SOFTWARE - 2.9%
1	Broadridge Financial Solutions, Inc.	132
7,958	CDK Global, Inc.	497,852
23,626	Fidelity National Information Services, Inc.	2,576,888
20,110	First Data Corp. *	492,092
10,686	Microsoft Corp.	1,222,158
34,437	Oracle Corp.	1,775,572
10,408	Veeva Systems, Inc. *	1,133,119
6,224	VMware, Inc. *	971,317
		8,669,130

	TELECOMMUNICATIONS - 5.4%
167,522	AT&T, Inc.	5,625,389
121,880	Cisco Systems, Inc.	5,929,462
4,746	Motorola Solutions, Inc.	617,644
38,800	Sprint Corp. *	253,752
33,764	Telephone & Data Systems, Inc.	1,027,439
48,124	Verizon Communications, Inc.	2,569,340
6,487	Zayo Group Holdings, Inc. *	225,229
		16,248,255
	TRANSPORTATION - 0.5%
1,083	Landstar System, Inc.	132,126
7,844	Norfolk Southern Corp.	1,415,842
		1,547,968
	WATER - 0.3%
10,860	American Water Works Co., Inc.	955,354

	TOTAL COMMON STOCKS (Cost - $282,597,821)	297,905,307

	SHORT-TERM INVESTMENT - 1.4%
	MONEY MARKET FUND - 1.4%
4,209,737	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.92% (a)(Cost - $4,209,737)	4,209,737

	TOTAL INVESTMENTS - 99.7% (Cost - $286,807,558)	$302,115,044
	OTHER ASSETS LESS LIABILITIES - NET - 0.3%	1,010,181
	TOTAL NET ASSETS - 100.0%	$303,125,225

*	Non-income producing security.

**	Amount is less than 0.05%

LP - Limited Partnerships

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Money market rate shown represents the rate at September 30, 2018.

Futures Contracts
					Unrealized
Description	Counterparty	Contracts	Expiration Date	Notional Value	Appreciation
LONG
S&P 500 E-mini Future	Goldman Sachs	36	Dec-18	5,254,200	$6,530

Global Atlantic BlackRock High Yield Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited)

Principal Amount		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS & NOTES - 98.1%
	AEROSPACE/DEFENSE - 1.7%
$60,000	BBA US Holdings, Inc. (a)	5.38	5/1/2026	$60,075
100,000	Bombardier, Inc. (a)	7.45	5/1/2034	101,500
265,000	Bombardier, Inc. (a)	7.50	12/1/2024	279,575
200,000	Bombardier, Inc. (a)	8.75	12/1/2021	220,620
40,000	Kratos Defense & Security Solutions, Inc. (a)	6.50	11/30/2025	41,212
250,000	TransDigm, Inc.	6.38	6/15/2026	252,500
200,000	TransDigm, Inc.	6.50	7/15/2024	204,900
200,000	TransDigm UK Holdings PLC (a)	6.88	5/15/2026	205,250
				1,365,632
	AGRICULTURE - 1.2%
400,000	Alliance One International, Inc.	9.88	7/15/2021	388,500
651,000	Vector Group, Ltd. (a)	6.13	2/1/2025	602,175
				990,675
	APPAREL - 0.1%
100,000	Levi Strauss & Co.	5.00	5/1/2025	99,720

	AUTO MANUFACTURERS - 0.8%
200,000	Allison Transmission, Inc. (a)	4.75	10/1/2027	188,750
250,000	BCD Acquisition, Inc. (a)	9.63	9/15/2023	266,562
50,000	JB Poindexter & Co., Inc. (a)	7.13	4/15/2026	51,875
150,000	Navistar International Corp. (a)	6.63	11/1/2025	156,000
				663,187
	AUTO PARTS & EQUIPMENT - 1.5%
100,000	American Axle & Manufacturing, Inc.	6.25	4/1/2025	99,585
100,000	Cooper-Standard Automotive, Inc. (a)	5.63	11/15/2026	98,125
400,000	Dana Financing Luxembourg Sarl (a)	5.75	4/15/2025	392,880
200,000	IHO Verwaltungs GmbH (a,b)	4.75	9/15/2026	188,500
50,000	Tenneco, Inc.	5.00	7/15/2026	44,437
400,000	Titan International, Inc.	6.50	11/30/2023	386,750
				1,210,277
	BANKS - 0.6%
120,000	Freedom Mortgage Corp. (a)	8.25	4/15/2025	116,400
150,000	Provident Funding Associates LP / PFG Finance Corp. (a)	6.38	6/15/2025	150,000
200,000	Royal Bank of Scotland Group PLC	6.13	12/15/2022	209,119
				475,519
	BUILDING MATERIALS - 0.7%
55,000	American Woodmark Corp. (a)	4.88	3/15/2026	52,525
100,000	Griffon Corp.	5.25	3/1/2022	98,875
80,000	Jeld-Wen, Inc. (a)	4.63	12/15/2025	73,800
50,000	PGT Escrow Issuer, Inc. (a)	6.75	8/1/2026	51,875
100,000	Standard Industries, Inc. (a)	5.38	11/15/2024	99,875
100,000	Summit Materials LLC / Summit Materials Finance Corp. (a)	5.13	6/1/2025	93,750
100,000	Summit Materials LLC / Summit Materials Finance Corp.	6.13	7/15/2023	101,418
				572,118
	CHEMICALS - 3.4%
207,000	Chemours Co.	6.63	5/15/2023	216,230
100,000	Cornerstone Chemical Co. (a)	6.75	8/15/2024	100,147
100,000	CVR Partners LP / CVR Nitrogen Finance Corp. (a)	9.25	6/15/2023	106,000
300,000	Hexion, Inc. (a)	10.38	2/1/2022	291,750
200,000	INEOS Group Holdings SA (a)	5.63	8/1/2024	196,940
25,000	Ingevity Corp. (a)	4.50	2/1/2026	23,836
350,000	NOVA Chemicals Corp. (a)	4.88	6/1/2024	336,962
240,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. (a)	5.75	4/30/2026	226,500
200,000	OCI NV (a)	6.63	4/15/2023	207,000
35,000	PQ Corp. (a)	5.75	12/15/2025	34,737
100,000	Rain CII Carbon LLC / CII Carbon Corp. (a)	7.25	4/1/2025	101,875
100,000	Rayonier AM Products, Inc. (a)	5.50	6/1/2024	96,283
195,000	Starfruit US / Starfruit FI BV (a)	8.00	10/1/2026	197,925
400,000	TPC Group, Inc. (a)	8.75	12/15/2020	399,000
75,000	Tronox Finance PLC (a)	5.75	10/1/2025	69,375
100,000	Valvoline, Inc.	4.38	8/15/2025	93,000
				2,697,560

	COAL - 0.5%
100,000	Foresight Energy LLC / Foresight Energy Finance Corp. (a)	11.50	4/1/2023	88,500
200,000	Peabody Energy Corp. (a)	6.00	3/31/2022	203,500
125,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp. (a)	7.50	6/15/2025	128,750
				420,750
	COMMERCIAL SERVICES - 2.1%
100,000	APX Group, Inc.	7.63	9/1/2023	92,375
100,000	Brink’s Co. (The) (a)	4.63	10/15/2027	91,750
45,000	Financial & Risk US Holdings, Inc. (a)	6.25	5/15/2026	45,166
40,000	Financial & Risk US Holdings, Inc. (a)	8.25	11/15/2026	39,758
125,000	Graham Holdings Co. (a)	5.75	6/1/2026	127,969
200,000	Jaguar Holding Co. II / Pharmaceutical Product Development LLC (a)	6.38	8/1/2023	201,500
162,000	Prime Security Services Borrower LLC / Prime Finance, Inc. (a)	9.25	5/15/2023	173,259
100,000	RR Donnelley & Sons Co.	6.50	11/15/2023	100,000
350,000	ServiceMaster Co LLC (The) (a)	5.13	11/15/2024	344,750
125,000	Sotheby’s (a)	4.88	12/15/2025	119,219
100,000	Team Health Holdings, Inc. (a)	6.38	2/1/2025	87,750
200,000	United Rentals North America, Inc.	4.88	1/15/2028	187,500
50,000	Verscend Holding Corp. (a)	9.75	8/15/2026	51,625
				1,662,621
	COMPUTERS - 1.4%
35,000	Banff Merger Sub, Inc. (a)	9.75	9/1/2026	35,508
500,000	Dell International LLC / EMC Corp. (a)	7.13	6/15/2024	536,350
500,000	Exela Intermediate LLC / Exela Finance, Inc. (a)	10.00	7/15/2023	532,500
				1,104,358
	COSTMETICS/PERSONAL CARE - 0.3%
200,000	Avon International Operations, Inc. (a)	7.88	8/15/2022	206,250

	DISTRIBUTION/WHOLESALE - 0.4%
100,000	Core & Main LP (a)	6.13	8/15/2025	95,500
150,000	H&E Equipment Services, Inc.	5.63	9/1/2025	149,625
100,000	LKQ Corp.	4.75	5/15/2023	99,825
				344,950
	DIVERSIFIED FINANCIAL SERVICES - 3.7%
500,000	Ally Financial, Inc.	5.13	9/30/2024	515,000
200,000	Ally Financial, Inc.	5.75	11/20/2025	206,500
200,000	goeasy Ltd. (a)	7.88	11/1/2022	208,250
110,000	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co. (a)	8.50	8/15/2021	110,550
200,000	Jefferies Finance LLC / JFIN Co-Issuer Corp. (a)	7.25	8/15/2024	194,000
300,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (a)	5.25	10/1/2025	282,000
300,000	Nationstar Mortgage LLC / Nationstar Capital Corp.	6.50	7/1/2021	300,360
230,000	NFP Corp. (a)	6.88	7/15/2025	230,000
100,000	Quicken Loans, Inc. (a)	5.75	5/1/2025	99,875
105,000	Springleaf Finance Corp.	6.88	3/15/2025	104,738
190,000	Springleaf Finance Corp.	7.13	3/15/2026	189,050
100,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. (a)	6.75	6/1/2025	97,250
185,000	Travelport Corporate Fianance PLC (a)	6.00	3/15/2026	187,899
215,000	Vantiv LLC / Vanity Issuer Corp. (a)	4.38	11/15/2025	204,250
40,000	Wand Merger Corp. (a)	8.13	7/15/2023	41,892
				2,971,614
	ELECTRIC - 1.6%
180,000	Calpine Corp. (a)	5.25	6/1/2026	166,725
100,000	Calpine Corp.	5.38	1/15/2023	94,500
80,000	Clearway Energy Operating LLC (a)	5.75	10/15/2025	80,704
200,000	Drax Finco PLC (a)	6.63	11/1/2025	202,500
80,000	NRG Energy, Inc. (a)	5.75	1/15/2028	80,800
250,000	NRG Energy, Inc.	6.63	1/15/2027	262,500
100,000	NRG Energy, Inc.	7.25	5/15/2026	108,500
200,000	NRG Yield Operating LLC	5.00	9/15/2026	191,500
100,000	Talen Energy Supply LLC	6.50	6/1/2025	76,500
				1,264,229

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
80,000	Energizer Gamma Acquisition, Inc. (a)	6.38	7/15/2026	82,700
400,000	Energizer Holdings, Inc. (a)	5.50	6/15/2025	398,000
200,000	WESCO Distribution, Inc.	5.38	6/15/2024	198,000
				678,700
	ELECTRONICS - 0.1%
45,000	Itron, Inc. (a)	5.00	1/15/2026	43,200

	ENGINEEERING & CONSTRUCTION - 0.7%
300,000	Brand Industrial Services, Inc. (a)	8.50	7/15/2025	308,364
45,000	Frontdoor, Inc. (a)	6.75	8/15/2026	46,350
90,000	New Enterprise Stone & Lime Co., Inc. (a)	6.25	3/15/2026	90,675
105,000	Pisces Midco, Inc. (a)	8.00	4/15/2026	105,788
35,000	Topbuild Corp. (a)	5.63	5/1/2026	34,213
				585,390
	ENTERTAINMENT - 2.1%
25,000	Boyne USA, Inc. (a)	7.25	5/1/2025	26,438
400,000	Churchill Downs, Inc. (a)	4.75	1/15/2028	374,000
25,000	Delta Merger Sub, Inc. (a)	6.00	9/15/2026	25,313
25,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma (a)	10.50	2/15/2023	25,563
100,000	Eldorado Resorts, Inc.	6.00	4/1/2025	101,250
65,000	GLP Capital LP / GLP Financing II, Inc.	5.25	6/1/2025	66,053
100,000	GLP Capital LP / GLP Financing II, Inc.	5.38	4/15/2026	101,551
70,000	GLP Capital LP / GLP Financing II, Inc.	5.75	6/1/2028	72,013
200,000	LHMC Finco Sarl (a)	7.88	12/20/2023	203,300
200,000	Live Nation Entertainment, Inc. (a)	4.88	11/1/2024	196,000
200,000	Merlin Entertainments PLC (a)	5.75	6/15/2026	202,000
100,000	Mohegan Gaming & Entertainment (a)	7.88	10/15/2024	98,625
100,000	Six Flags Entertainment Corp.	4.88	7/31/2024	97,500
45,000	Stars Group Holdings BV / Stars Group US Co-Borrower LLC (a)	7.00	7/15/2026	46,426
40,000	WMG Acquisition Corp. (a)	5.50	4/15/2026	39,700
				1,675,732

	ENVIRONMENTAL CONTROL - 0.7%
200,000	Advanced Disposal Services, Inc. (a)	5.63	11/15/2024	201,500
205,000	GFL Environmental, Inc. (a)	5.38	3/1/2023	192,700
110,000	Tervita Escrow Corp. (a)	7.63	12/1/2021	113,438
65,000	Waste Pro USA, Inc. (a)	5.50	2/15/2026	63,538
				571,176
	FOOD - 0.9%
200,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC	6.63	6/15/2024	192,250
100,000	Lamb Weston Holdings, Inc. (a)	4.88	11/1/2026	98,000
200,000	Post Holdings, Inc. (a)	5.75	3/1/2027	196,000
200,000	Simmons Foods, Inc. (a)	5.75	11/1/2024	153,250
100,000	SUPERVALU, Inc.	7.75	11/15/2022	103,875
				743,375
	FOREST PRODUCTS & PAPER - 0.3%
25,000	Cascades, Inc. (a)	5.50	7/15/2022	25,188
200,000	Clearwater Paper Corp. (a)	5.38	2/1/2025	185,500
				210,688
	GAS- 1.3%
400,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.50	5/20/2025	393,000
200,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.63	5/20/2024	198,500
400,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.75	5/20/2027	392,000
50,000	Superior Plus LP / Superior General Partner, Inc. (a)	7.00	7/15/2026	50,500
				1,034,000
	HEALTHCARE PRODUCTS - 2.3%
100,000	Avantor, Inc. (a)	6.00	10/1/2024	101,500
300,000	DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp. (a)	8.13	6/15/2021	306,375
200,000	Hill-Rom Holdings, Inc. (a)	5.75	9/1/2023	205,000
200,000	Kinetic Concepts, Inc. / KCI USA, Inc. (a)	7.88	2/15/2021	206,560
100,000	Mallinckrodt International Finance SA (a)	5.75	8/1/2022	92,250
350,000	Mallinckrodt International Finance SA (a)	5.63	10/15/2023	309,750
200,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA (a)	6.63	5/15/2022	195,400
450,000	Teleflex, Inc.	4.63	11/15/2027	427,500
				1,844,335

	HEALTHCARE SERVICES - 5.3%
100,000	Centene Corp.	4.75	1/15/2025	99,750
120,000	Centene Corp. (a)	5.38	6/1/2026	122,862
400,000	CHS/Community Health Systems, Inc.	6.25	3/31/2023	379,880
500,000	Encompass Health Corp.	5.75	11/1/2024	503,750
120,000	Enterprise Merger Sub, Inc. (a)	8.75	10/15/2026	120,000
400,000	HCA, Inc.	5.25	6/15/2026	411,500
600,000	HCA, Inc.	5.38	2/1/2025	612,000
105,000	HCA, Inc.	5.38	9/1/2026	106,050
115,000	HCA, Inc.	5.63	9/1/2028	115,575
650,000	HCA, Inc.	5.88	2/15/2026	676,813
400,000	HCA, Inc.	6.50	2/15/2020	416,200
100,000	MPH Acquisition Holdings LLC (a)	7.13	6/1/2024	103,750
100,000	RegionalCare Hospital Partners Holdings, Inc. (a)	8.25	5/1/2023	105,000
100,000	Tenet Healthcare Corp. (a)	4.63	7/15/2024	97,250
100,000	Tenet Healthcare Corp. (a)	5.13	5/1/2025	98,500
100,000	WellCare Health Plans, Inc.	5.25	4/1/2025	101,625
95,000	WellCare Health Plans, Inc. (a)	5.38	8/15/2026	96,663
100,000	West Street Merger Sub, Inc. (a)	6.38	9/1/2025	94,750
				4,261,918
	HOME BUILDERS - 2.6%
400,000	Beazer Homes USA, Inc.	5.88	10/15/2027	340,000
200,000	Century Communities, Inc.	5.88	7/15/2025	186,060
100,000	K Hovnanian Enterprises, Inc. (a)	10.00	7/15/2022	99,625
100,000	K Hovnanian Enterprises, Inc. (a)	10.50	7/15/2024	96,250
100,000	Lennar Corp.	4.75	11/29/2027	96,000
100,000	Mattamy Group Corp. (a)	6.88	12/15/2023	101,000
400,000	PulteGroup, Inc.	5.00	1/15/2027	379,000
200,000	PulteGroup, Inc.	5.50	3/1/2026	199,000
300,000	Toll Brothers Finance Corp.	4.88	3/15/2027	285,750
200,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.	5.88	6/15/2024	198,500
90,000	William Lyon Homes, Inc.	6.00	9/1/2023	86,850
30,000	William Lyon Homes, Inc. (a)	6.88	8/15/2023	29,775
				2,097,810
	HOUSEWARES - 0.1%
100,000	Scotts Miracle-Gro Co.	6.00	10/15/2023	102,750

	INSURANCE - 0.5%
100,000	AssuredPartners, Inc. (a)	7.00	8/15/2025	99,000
100,000	CNO Financial Group, Inc.	5.25	5/30/2025	102,250
120,000	Fidelity & Guaranty Life, Inc. (a)	5.50	5/1/2025	118,944
100,000	Radian Group, Inc.	4.50	10/1/2024	98,250
				418,444
	INTERNET - 4.2%
305,000	Cogent Communications Group, Inc. (a)	5.38	3/1/2022	309,575
195,000	Match Group, Inc. (a)	5.00	12/15/2027	194,045
400,000	Netflix, Inc.	4.38	11/15/2026	374,120
500,000	Netflix, Inc. (a)	4.88	4/15/2028	470,000
300,000	Netflix, Inc. (a)	5.88	11/15/2028	298,875
600,000	VeriSign, Inc.	4.75	7/15/2027	584,820
200,000	VeriSign, Inc.	5.25	4/1/2025	203,750
400,000	Zayo Group LLC / Zayo Capital Inc. (a)	5.75	1/15/2027	400,000
500,000	Zayo Group LLC / Zayo Capital Inc.	6.00	4/1/2023	515,000
				3,350,185
	IRON/STEEL - 3.2%
200,000	AK Steel Corp.	6.38	10/15/2025	190,250
200,000	AK Steel Corp.	7.50	7/15/2023	210,500
100,000	Allegheny Technologies, Inc.	5.95	1/15/2021	101,625
400,000	Allegheny Technologies, Inc.	7.88	8/15/2023	428,000
400,000	Big River Steel LLC / BRS Finance Corp. (a)	7.25	9/1/2025	422,500
470,000	Cleveland-Cliffs, Inc.	5.75	3/1/2025	457,075
200,000	Commercial Metals Co.	5.38	7/15/2027	188,000
75,000	Commercial Metals Co. (a)	5.75	4/15/2026	72,750
500,000	United States Steel Corp.	6.88	8/15/2025	510,625
				2,581,325

	LEISURE TIME - 0.4%
200,000	Carlson Travel, Inc. (a)	6.75	12/15/2023	200,750
25,000	Silversea Cruise Finance Ltd. (a)	7.25	2/1/2025	27,188
100,000	Viking Cruises Ltd. (a)	5.88	9/15/2027	97,580
				325,518
	LODGING - 1.7%
75,000	Boyd Gaming Corp.	6.00	8/15/2026	75,563
100,000	Hilton Domestic Operating Co, Inc.	4.25	9/1/2024	96,780
45,000	Hilton Domestic Operating Co, Inc. (a)	5.13	5/1/2026	44,775
400,000	Hilton Worldwide Finance LLC / Hilton Worldwide, Inc.	4.88	4/1/2027	394,292
100,000	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. (a)	6.75	11/15/2021	103,500
350,000	Station Casinos LLC (a)	5.00	10/1/2025	335,230
100,000	Wyndham Hotels & Resorts, Inc. (a)	5.38	4/15/2026	99,125
200,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (a)	5.50	3/1/2025	193,250
				1,342,515
	MACHINERY - CONSTRUCTION & MINING - 0.4%
300,000	BlueLine Rental Finance Corp./ BlueLine Rental LLC (a)	9.25	3/15/2024	315,375

	MACHINERY - DIVERSIFIED - 0.3%
140,000	Cleaver-Brooks, Inc. (a)	7.88	3/1/2023	143,150
35,000	Mueller Water Products, Inc. (a)	5.50	6/15/2026	35,175
35,000	RBS Global, Inc. / Rexnord LLC (a)	4.88	12/15/2025	33,338
50,000	Stevens Holding Co., Inc. (a)	6.13	10/1/2026	50,813
				262,476
	MEDIA - 7.6%
200,000	Altice Financing SA (a)	6.63	2/15/2023	201,500
200,000	Altice Financing SA (a)	7.50	5/15/2026	195,000
300,000	Altice Financing SA (France) (a)	7.38	5/1/2026	300,000
200,000	Altice Luxembourg SA (a)	7.75	5/15/2022	194,250
200,000	Altice US Finance I Corp. (a)	5.50	5/15/2026	199,750
200,000	Cablevision Systems Corp.	5.88	9/15/2022	203,875
100,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.00	2/1/2028	93,990
200,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.13	5/1/2027	189,500
200,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.50	5/1/2026	197,750
150,000	Cengage Learning, Inc. (a)	9.50	6/15/2024	129,188
200,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. (a)	5.13	12/15/2021	201,250
500,000	CSC Holdings LLC	5.25	6/1/2024	488,750
200,000	CSC Holdings LLC (a)	5.38	2/1/2028	190,500
100,000	DISH DBS Corp.	5.88	7/15/2022	97,606
400,000	DISH DBS Corp.	5.88	11/15/2024	358,500
200,000	DISH DBS Corp.	6.75	6/1/2021	204,250
300,000	DISH DBS Corp.	7.75	7/1/2026	282,990
100,000	Gray Television Inc. (a)	5.88	7/15/2026	99,125
100,000	Midcontinent Communications / Midcontinent Finance Corp. (a)	6.88	8/15/2023	104,655
100,000	Radiate Holdco LLC / Radiate Finance Inc. (a)	6.63	2/15/2025	93,500
70,000	Radiate Holdco LLC / Radiate Finance Inc. (a)	6.88	2/15/2023	67,375
200,000	Sirius XM Radio, Inc. (a)	3.88	8/1/2022	196,726
700,000	Sirius XM Radio, Inc. (a)	5.00	8/1/2027	673,547
—	Sirius XM Radio, Inc. (a)	5.38	7/15/2026	—
200,000	Univision Communications. Inc. (a)	5.13	2/15/2025	187,000
200,000	Univision Communications. Inc. (a)	5.13	5/15/2023	191,000
400,000	UPC Holding BV (a)	5.50	1/15/2028	379,628
200,000	Virgin Media Finance PLC (a)	6.00	10/15/2024	200,136
150,000	Ziggo Secured Finance BV (a)	5.50	1/15/2027	140,737
				6,062,078
	METAL FABRICATE/HARDWARE - 0.4%
100,000	Grinding Media, Inc. / Moly-Cop AltaSteel Ltd. (a)	7.38	12/15/2023	104,074
100,000	Novelis Corp. (a)	5.88	9/30/2026	97,700
100,000	Novelis Corp. (a)	6.25	8/15/2024	102,375
				304,149
	MINING - 1.6%
200,000	Alcoa Nederland Holding BV (a)	6.75	9/30/2024	211,500
500,000	Freeport-McMoRan, Inc.	3.55	3/1/2022	483,750
200,000	Freeport-McMoRan, Inc.	6.88	2/15/2023	213,000
145,000	HI-CRUSH Partners LP (a)	9.50	8/1/2026	134,850
250,000	Northwest Acquisitions ULC / Dominion Finco, Inc. (a)	7.13	11/1/2022	255,625
				1,298,725

	MISCELLANEOUS MANUFACTURING - 0.2%
100,000	Koppers, Inc. (a)	6.00	2/15/2025	99,750
50,000	LSB Industries, Inc. (a)	9.63	5/1/2023	52,375
				152,125
	OFFICE/BUSINESS EQUIPMENT - 0.5%
200,000	CDW LLC / CDW Finance Corp.	5.00	9/1/2025	198,950
200,000	CDW LLC / CDW Finance Corp.	5.50	12/1/2024	207,000
				405,950
	OIL & GAS - 9.9%
95,000	Berry Petroleum Co. LLC (a)	7.00	2/15/2026	98,325
750,000	California Resources Corp. (a)	8.00	12/15/2022	716,250
80,000	Chaparral Energy, Inc. (a)	8.75	7/15/2023	79,800
110,000	Chesapeake Energy Corp.	7.00	10/1/2024	110,000
120,000	Chesapeake Energy Corp.	7.50	10/1/2026	120,000
160,000	Continental Resources, Inc.	4.38	1/15/2028	158,804
55,000	Covey Park Energy LLC / Covey Park Finance Corp. (a)	7.50	5/15/2025	55,756
500,000	CVR Refining LLC / Coffeyville Finance, Inc.	6.50	11/1/2022	507,500
30,000	Denbury Resources, Inc. (a)	7.50	2/15/2024	30,900
500,000	Denbury Resources, Inc. (a)	9.00	5/15/2021	540,625
150,000	Diamond Offshore Drilling, Inc.	7.88	8/15/2025	155,812
165,000	Ensco PLC	7.75	2/1/2026	163,762
225,000	EP Energy LLC / Everest Acquisition Finance, Inc. (a)	7.75	5/15/2026	230,344
300,000	EP Energy LLC / Everest Acquisition Finance, Inc. (a)	8.00	11/29/2024	302,250
65,000	Extraction Oil & Gas, Inc. (a)	5.63	2/1/2026	57,525
100,000	Extraction Oil & Gas, Inc. (a)	7.38	5/15/2024	98,750
200,000	Gulfport Energy Corp.	6.38	1/15/2026	194,500
70,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp. (a)	5.63	2/15/2026	70,700
105,000	Indigo Natural Resources LLC (a)	6.88	2/15/2026	101,587
35,000	Jagged Peak Energy LLC (a)	5.88	5/1/2026	34,825
30,000	Jones Energy Holdings LLC / Jones Energy Finance Corp. (a)	9.25	3/15/2023	30,900
100,000	Moss Creek Resources Holdings, Inc. (a)	7.50	1/15/2026	99,875
200,000	Murphy Oil Corp.	5.75	8/15/2025	203,236
200,000	Neptune Energy Bondco PLC (a)	6.63	5/15/2025	199,250
100,000	Newfield Exploration Co.	5.38	1/1/2026	103,625
80,000	Noble Holding International Ltd. (a)	7.88	2/1/2026	83,000
80,000	Northern Oil & Gas, Inc. (a,b)	9.50	5/15/2023	84,400
85,000	Oasis Petroleum, Inc. (a)	6.25	5/1/2026	86,487
70,000	Parkland Fuel Corp. (a)	6.00	4/1/2026	70,175
500,000	PBF Holding Co. LLC / PBF Finance Corp.	7.25	6/15/2025	525,000
30,000	PDC Energy, Inc.	5.75	5/15/2026	28,500
250,000	Precision Drilling Corp. (a)	7.13	1/15/2026	256,875
100,000	Precision Drilling Corp.	7.75	12/15/2023	106,125
125,000	QEP Resources, Inc.	5.63	3/1/2026	119,531
100,000	Rowan Cos, Inc.	7.38	6/15/2025	99,500
105,000	Shelf Drilling Holdings Ltd. (a)	8.25	2/15/2025	108,281
25,000	SM Energy Co.	6.63	1/15/2027	25,844
200,000	Southwestern Energy Co.	4.10	3/15/2022	199,250
300,000	Southwestern Energy Co.	6.20	1/23/2025	297,750
200,000	Sunco LP / Sunco Finance Corp. (a)	5.50	2/15/2026	193,200
35,000	Transocean Guardian Ltd. (a)	5.88	1/15/2024	35,306
200,000	Transocean, Inc. (a)	7.50	1/15/2026	206,500
25,000	Transocean Pontus Ltd. (a)	6.13	8/1/2025	25,406
200,000	Vine Oil & Gas LP / Vine Oil & Gas Finance Corp. (a)	9.75	4/15/2023	200,000
470,000	Whiting Petroleum Corp.	6.63	1/15/2026	488,800
55,000	Wildhorse Resource Development Co.	6.88	2/1/2025	56,787
75,000	WPX Energy, Inc.	5.75	6/1/2026	75,937
100,000	WPX Energy, Inc.	8.25	8/1/2023	113,500
				7,951,055
	OIL & GAS SERVICES - 1.5%
65,000	Apergy Corp. (a)	6.38	5/1/2026	66,787
45,000	Bristow Group, Inc. (a)	8.75	3/1/2023	43,987
125,000	CSI Compressco LP / CSI Compressco Finance, Inc. (a)	7.50	4/1/2025	127,500
485,000	McDermott Escrow 1, Inc. / McDermott Escrow 2, Inc. (a)	10.63	5/1/2024	518,950
85,000	USA Compression Partners LP / USA Compression Finance Corp. (a)	6.88	4/1/2026	87,762
150,000	Weatherford International LLC (a)	9.88	3/1/2025	144,750
200,000	Weatherford International Ltd.	9.88	2/15/2024	196,000
				1,185,736

	PACKAGING & CONTAINERS - 3.1%
500,000	ARD Finance SA (b)	7.13	9/15/2023	503,750
500,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (a)	7.25	5/15/2024	523,125
100,000	BWAY Holding Co. (a)	5.50	4/15/2024	98,375
100,000	BWAY Holding Co. (a)	7.25	4/15/2025	97,490
200,000	Crown Americas LLC / Crown Americas Capital Corp. V	4.25	9/30/2026	183,000
100,000	Flex Acquisition Co, Inc. (a)	6.88	1/15/2025	95,500
100,000	Plastipak Holdings, Inc. (a)	6.25	10/15/2025	91,250
500,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (a)	5.13	7/15/2023	497,500
400,000	Silgan Holdings, Inc.	4.75	3/15/2025	383,500
				2,473,490
	PHARMARCEUTICALS - 2.9%
500,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. (a)	6.00	7/15/2023	443,750
300,000	Endo Finance LLC (a)	5.75	1/15/2022	280,125
60,000	Valeant Pharmaceuticals International. (a)	8.50	1/31/2027	63,000
60,000	Valeant Pharmaceuticals International, Inc. (a)	5.50	11/1/2025	60,000
300,000	Valeant Pharmaceuticals International, Inc. (a)	5.88	5/15/2023	292,500
600,000	Valeant Pharmaceuticals International, Inc. (a)	6.13	4/15/2025	570,000
250,000	Valeant Pharmaceuticals International, Inc. (a)	7.00	3/15/2024	264,125
355,000	Valeant Pharmaceuticals International, Inc. (a)	9.00	12/15/2025	352,346
				2,325,846
	PIPELINES - 2.5%
220,000	American Midstream Partners LP / American Midstream Finance Corp. (a)	9.50	12/15/2021	220,000
300,000	Cheniere Corpus Christi Holdings LLC	5.13	6/30/2027	301,125
100,000	Cheniere Corpus Christi Holdings LLC	5.88	3/31/2025	105,125
100,000	Cheniere Energy Partners LP	5.25	10/1/2025	100,123
105,000	Cheniere Energy Partners LP (a)	5.63	10/1/2026	105,756
100,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.	5.75	4/1/2025	102,125
80,000	DCP Midstream Operating LP	5.38	7/15/2025	81,500
200,000	DCP Midstream Operating LP 3 Month LIBOR + 3.85 (a,c)	5.85	5/21/2043	185,000
200,000	Holly Energy Partners LP / Holly Energy Finance Corp. (a)	6.00	8/1/2024	204,500
300,000	NGPL PipeCo LLC (a)	4.38	8/15/2022	302,250
200,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. (a)	5.00	1/15/2028	194,500
70,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. (a)	5.88	4/15/2026	72,187
				1,974,191
	PRIVATE EQUITY - 0.8%
200,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.25	2/1/2022	205,000
400,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.38	12/15/2025	401,500
				606,500
	REAL ESTATE - 0.2%
175,000	Hunt Cos, Inc. (a)	6.25	2/15/2026	163,187

	REAL ESTATE INVESTMENT TRUSTS - 1.8%
300,000	CoreCivic, Inc.	4.75	10/15/2027	265,500
600,000	Iron Mountain, Inc. (a)	4.88	9/15/2027	550,500
400,000	MPT Operating Partnership LP / MPT Finance Corp.	5.00	10/15/2027	385,500
100,000	SBA Communications Corp.	4.88	9/1/2024	98,875
145,000	Starwood Property Trust, Inc.	4.75	3/15/2025	138,853
				1,439,228
	RETAIL - 3.0%
400,000	Golden Nugget, Inc. (a)	8.75	10/1/2025	419,312
140,000	IRB Holding Corp. (a)	6.75	2/15/2026	137,200
207,000	JC Penney Corp, Inc. (a)	5.88	7/1/2023	182,160
200,000	KFC Holding Co. / Pizza Hut Holdings LLC/Taco Bell of America LLC (a)	4.75	6/1/2027	192,250
400,000	New Red Finance, Inc. (a)	4.63	1/15/2022	400,500
500,000	New Red Finance, Inc. (a)	5.00	10/15/2025	478,755
100,000	QVC Inc.	4.45	2/15/2025	94,999
300,000	QVC Inc.	5.13	7/2/2022	303,916
100,000	Sally Holdings LLC / Sally Capital, Inc.	5.63	12/1/2025	95,250
100,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.50	6/1/2024	98,250
				2,402,592
	SEMICONDUCTORS - 0.6%
379,000	Entegris, Inc. (a)	4.63	2/10/2026	360,486
160,000	Qorvo, Inc. (a)	5.50	7/15/2026	162,800
				523,286

	SOFTWARE - 3.9%
25,000	ACI Worldwide, Inc. (a)	5.75	8/15/2026	25,406
100,000	Camelot Finance SA (a)	7.88	10/15/2024	99,678
300,000	CDK Global, Inc.	4.88	6/1/2027	292,500
50,000	CDK Global, Inc.	5.88	6/15/2026	51,519
60,000	Fair Isaac Corp. (a)	5.25	5/15/2026	60,525
200,000	First Data Corp. (a)	5.00	1/15/2024	201,250
200,000	First Data Corp. (a)	5.38	8/15/2023	203,050
200,000	First Data Corp. (a)	5.75	1/15/2024	203,250
200,000	Infor Software Parent LLC / Infor Software Parent, Inc. (a,b)	7.13	5/1/2021	201,748
200,000	Infor US, Inc.	6.50	5/15/2022	202,710
200,000	IQVIA, Inc. (a)	5.00	10/15/2026	196,500
145,000	MSCI, Inc. (a)	5.38	5/15/2027	147,900
200,000	MSCI, Inc. (a)	5.75	8/15/2025	209,000
200,000	Open Text Corp. (a)	5.88	6/1/2026	205,875
100,000	PTC, Inc.	6.00	5/15/2024	104,375
200,000	Rackspace Hosting, Inc. (a)	8.63	11/15/2024	194,520
150,000	Riverbed Technology, Inc. (a)	8.88	3/1/2023	141,375
350,000	Solera LLC / Solera Finance, Inc. (a)	10.50	3/1/2024	382,375
				3,123,556
	STORAGE/WAREHOUSING - 0.3%
200,000	Algeco Global Finance Plc (a)	8.00	2/15/2023	205,000

	TELECOMMUNICATIONS - 7.2%
300,000	CenturyLink, Inc.	5.63	4/1/2025	293,340
500,000	CenturyLink, Inc.	5.80	3/15/2022	508,750
100,000	CenturyLink, Inc.	7.50	4/1/2024	106,750
200,000	CenturyLink, Inc.	7.60	9/15/2039	178,500
100,000	CommScope, Inc. (a)	5.50	6/15/2024	100,750
200,000	DKT Finance ApS (a)	9.38	6/17/2023	210,500
200,000	Frontier Communications Corp.	6.88	1/15/2025	121,566
195,000	Frontier Communications Corp. (a)	8.50	4/1/2026	184,275
250,000	Frontier Communications Corp.	11.00	9/15/2025	194,927
90,000	HC2 Holdings, Inc. (a)	11.00	12/1/2019	90,450
400,000	Hughes Satellite Systems Corp.	5.25	8/1/2026	390,000
150,000	Hughes Satellite Systems Corp.	6.63	8/1/2026	145,125
200,000	Intelsat Jackson Holdings SA	5.50	8/1/2023	184,250
200,000	Intelsat Jackson Holdings SA (a)	8.00	2/15/2024	210,500
150,000	Intelsat Jackson Holdings SA (a)	8.50	10/15/2024	151,650
40,000	Intelsat Jackson Holdings SA (a)	9.50	2/15/2023	39,800
200,000	Intelsat Jackson Holdings SA (a)	9.75	7/15/2025	211,750
200,000	Nokia OYJ	4.38	6/12/2027	192,500
225,000	Plantronics, Inc. (a)	5.50	5/31/2023	223,875
300,000	Sprint Communications, Inc.	6.00	11/15/2022	306,000
300,000	Sprint Corp.	7.13	6/15/2024	311,250
200,000	Sprint Corp.	7.25	9/15/2021	211,500
200,000	Sprint Corp.	7.63	2/15/2025	212,100
400,000	Sprint Corp.	7.88	9/15/2023	431,500
100,000	Telesat Canada / Telesat LLC (a)	8.88	11/15/2024	107,000
40,000	T-Mobile USA, Inc.	4.50	2/1/2026	38,175
200,000	T-Mobile USA, Inc.	6.38	3/1/2025	208,360
200,000	T-Mobile USA, Inc.	6.50	1/15/2026	209,540
				5,774,683
	TEXTILES - 0.2%
155,000	Eagle Intermediate Global Holding BV / Ruyi US Finance LLC (a)	7.50	5/1/2025	151,900

	TRANSPORTATION - 0.6%
100,000	Teekay Offshore Partners LP / Teekay Offshore, Inc. (a)	8.50	7/15/2023	102,750
368,000	XPO Logistics, Inc. (a)	6.50	6/15/2022	379,960
				482,710
	TRUCKING & LEASING - 1.4%
50,000	Avolon Holdings Funding Ltd. (a)	5.13	10/1/2023	50,539
85,000	Fortress Transportation & Infrastructure Investors LLC (a)	6.50	10/1/2025	84,401
145,000	Fortress Transportation & Infrastructure Investors LLC (a)	6.75	3/15/2022	148,625
400,000	Park Aerospace Holdings Ltd. (a)	5.25	8/15/2022	403,500
400,000	Park Aerospace Holdings Ltd. (a)	5.50	2/15/2024	410,000
				1,097,065
	TOTAL CORPORATE BONDS & NOTES (Cost - $80,187,718)			78,597,424

Shares
	SHORT-TERM INVESTMENT - 1.6%
	MONEY MARKET FUND - 1.6%
1,259,722	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.92% (d) (Cost - $1,259,722)	1,259,722

	TOTAL INVESTMENTS - 99.7% (Cost - $81,447,440)	$79,857,146
	OTHER ASSETS LESS LIABILITIES - NET - 0.3%	250,828
	TOTAL NET ASSETS - 100.0%	$80,107,974

LIBOR - London Interbank Offered Rate

(a)	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2018, these securities amounted to $45,922,658 or 57.3% of net assets.

(b)	PIK - Pay-in-kind security.

(c)	Variable rate security.

Benchmark	Rate
3 Month LIBOR	2.40%

(d)	Money market rate shown represents the rate at September 30, 2018.

Futures Contracts
	Number of
Description	Contracts	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
SHORT
U.S. 10 Year Note Future	32	Dec-18	Goldman Sachs	$3,801,000	$54,500
U.S. 10 Year Ultra Note Future	12	Dec-18	Goldman Sachs	1,512,000	28,351
					82,851
LONG
U.S. 2 Year Note Future	14	Dec-18	Goldman Sachs	2,950,281	(9,625)
U.S. 5 Year Note Future	5	Dec-18	Goldman Sachs	562,383	(5,228)
U.S. 10 Year Long Bond Future	5	Dec-18	Goldman Sachs	702,500	(21,755)
U.S. 10 Year Ultra Bond Future	2	Dec-18	Goldman Sachs	308,563	(12,221)
					(48,829)
TOTAL NET UNREALIZED APPRECIATION OF FUTURES CONTRACTS					$34,022

Global Atlantic Goldman Sachs Core Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited)

Principal
Amount		Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES - 9.0%
$500,000	ACIS CLO 2014-4 Ltd. 3 Month USD LIBOR + 1.42 (a,b)	3.76	5/1/2026	$500,069
1,500,000	Assurant CLO II Ltd. 3 Month USD LIBOR + 1.04 (a,b)	3.39	4/20/2031	1,488,745
400,000	Catamaran CLO 2013-1 Ltd. 3 Month USD LIBOR + 0.85 (a,b)	3.19	1/27/2028	398,742
350,000	CBAM 2018-5 Ltd. 3 Month USD LIBOR + 1.02 (a,b)	3.32	4/17/2031	347,563
120,085	Harben Finance 2017-1 PLC 3 Month GBP LIBOR + 0.80 (b)	1.60	8/20/2056	157,882
931,700	Kentucky Higher Education Student Loan Corp. 1 Month USD LIBOR + 0.60 (b)	2.71	9/1/2028	928,429
412,257	London Wall Mortgage Capital PLC 3 Month GBP LIBOR + 0.85 (b)	1.65	11/15/2049	536,400
250,000	Madison Park Funding XXX Ltd. 3 Month USD LIBOR + 0.75 (a,b)	3.09	4/15/2029	247,681
383,823	Nelnet Student Load Trust 2017-3 1 Month USD LIBOR + 0.85 (a,b)	3.07	2/25/2066	385,863
550,000	OCP CLO 2015-10 Ltd. 3 Month USD LIBOR + 0.82 (a,b)	3.15	10/26/2027	548,137
402,990	PHEAA Student Loan Trust 2012-1 1 Month USD LIBOR + 0.55 (a,b)	2.77	5/25/2057	402,445
569,864	Ripon Mortgages PLC 3 Month GBP LIBOR + 0.80 (b)	1.60	8/20/2056	745,037
45,926	Scholar Funding Trust 2010-A 3 Month USD LIBOR + 0.75 (a,b)	3.09	10/28/2041	45,661
300,000	SLM Student Loan Trust 2005-9 3 Month USD LIBOR + 0.60 (b)	2.94	1/25/2041	300,653
1,550,000	TICP CLO X Ltd. 3 Month USD LIBOR + 1.00 (a,b)	3.35	4/20/2031	1,537,656
	TOTAL ASSET BACKED SECURITIES (Cost - $8,653,206)			8,570,963

	CERTIFICATE OF DEPOSIT - 0.8%
800,000	Landesbk Baden-Wurtt	2.50	1/8/2019	800,206
	TOTAL CERTIFICATE OF DEPOSIT (Cost - $800,000)

	COMMERCIAL PAPER - 6.8%
250,000	AT&T, Inc. (a)	2.97	10/9/2018	249,817
700,000	Bayerische Landesbank (a)	2.36	11/8/2018	698,241
286,000	Bell CDA (a)	2.74	1/22/2019	283,575
500,000	Eastman Chemical Company (a)	2.38	10/29/2018	499,055
490,000	HP, Inc. (a)	2.51	10/15/2018	489,495
500,000	Keurig Dr. Pepper, Inc. (a)	2.45	11/9/2018	498,662
500,000	Marriott International, Inc. (a)	2.29	10/17/2018	499,467
450,000	Modelez International, Inc. (a)	4.83	10/2/2018	449,881
500,000	Sempra Energy Holdings (a)	2.76	10/18/2018	499,321
250,000	Southern Co. (a)	2.37	10/18/2018	249,708
250,000	Suncor Energy, Inc. (a)	2.70	12/20/2018	248,511
1,000,000	Victory Receivables Corp. (a)	4.45	10/2/2018	999,756
500,000	VW Credit, Inc. (a)	2.74	1/7/2019	496,318
350,000	VW Credit, Inc. (a)	2.88	3/20/2019	345,348
	TOTAL COMMERCIAL PAPER (Cost - $6,507,910)			6,507,155

	CORPORATE BONDS & NOTES - 35.2%
	AEROSPACE/DEFENSE - 1.4%
150,000	Boeing Co. (The)	2.60	10/30/2025	140,273
125,000	General Dynamics Corp. 3 Month USD LIBOR + 0.29 (b)	2.63	5/11/2020	125,351
150,000	General Dynamics Corp.	2.88	5/11/2020	149,638
300,000	Lockheed Martin Corp.	3.55	1/15/2026	296,483
125,000	Northrop Grumman Corp.	2.93	1/15/2025	118,745
300,000	Northrop Grumman Corp.	3.25	1/15/2028	282,097
50,000	United Technologies Corp. 3 Month USD LIBOR + 0.65 (b)	2.97	8/16/2021	50,133
50,000	United Technologies Corp.	3.35	8/16/2021	49,930
125,000	United Technologies Corp.	3.95	8/16/2025	124,408
				1,337,058
	AGRICULTURE - 0.5%
200,000	Reynolds American, Inc.	3.25	6/12/2020	199,592
225,000	Reynolds American, Inc.	4.45	6/12/2025	226,658
				426,250

	AUTO MANUFACTURERS - 0.3%
200,000	Ford Motor Credit Co. LLC	5.88	8/2/2021	209,167
75,000	General Motors Financial Co., Inc.	2.40	5/9/2019	74,803
				283,970
	BANKS - 11.1%
200,000	Banco Santander SA	4.25	4/11/2027	188,891
200,000	Banco Santander SA	4.38	4/12/2028	189,694
175,000	Bank of America Corp.	3.25	10/21/2027	162,319
133,000	Bank of America Corp. 3 Month USD LIBOR + 1.04 (b)	3.42	12/20/2028	124,832
225,000	Bank of America Corp. 3 Month USD LIBOR + 0.94 (b)	3.86	7/23/2024	224,999
149,000	Bank of America Corp.	4.00	4/1/2024	150,490
25,000	Bank of America Corp.	4.18	11/25/2027	24,401
125,000	Bank of America Corp. 3 Month USD LIBOR + 1.31 (b)	4.27	7/23/2029	124,849
100,000	Bank of America Corp.	6.11	1/29/2037	115,005
175,000	Bank of New York Mellon Corp. (The)	3.30	8/23/2029	163,904
300,000	BNP Paribas (a)	3.50	3/1/2023	292,616
255,000	BPCE SA	2.65	2/3/2021	250,146
250,000	BPCE SA (a)	4.00	9/12/2023	246,642
250,000	Citibank NA	3.05	5/1/2020	249,866
200,000	Citigroup, Inc.	2.70	10/27/2022	192,318
100,000	Citigroup, Inc.	4.13	7/25/2028	96,613
75,000	Citigroup, Inc.	4.60	3/9/2026	75,496
250,000	Cooperatieve Rabobank UA 3 Month USD LIBOR + 0.43 (b)	2.76	4/26/2021	250,525
250,000	Credit Suisse Group Funding Guernsey Ltd.	2.75	3/26/2020	247,715
255,000	Credit Suisse Group Funding Guernsey Ltd.	4.55	4/17/2026	256,224
325,000	Deutsche Bank AG	2.70	7/13/2020	318,359
250,000	HSBC Bank USA NA	4.88	8/24/2020	256,411
150,000	Huntington Bancshares, Inc.	4.00	5/15/2025	149,745
200,000	Intesa Sanpaolo SpA (a)	3.38	1/12/2023	185,156
200,000	JPMorgan Chase & Co.	2.95	10/1/2026	185,936
275,000	JPMorgan Chase & Co.	3.25	9/23/2022	272,569
225,000	JPMorgan Chase & Co.	3.30	4/1/2026	215,604
325,000	JPMorgan Chase & Co. 3 Month USD LIBOR + 0.945 (b)	3.51	1/23/2029	307,838
1,400,000	Kreditanstalt fuer Wiederaufbau	1.25	9/30/2019	1,379,574
275,000	Lloyds Bank PLC 3 Month USD LIBOR + 0.49 (b)	2.83	5/7/2021	275,958
400,000	Mizuho Financial Group, Inc.	2.60	9/11/2022	381,690
400,000	Morgan Stanley	3.63	1/20/2027	384,109
400,000	Morgan Stanley	3.70	10/23/2024	393,842
125,000	Morgan Stanley 3 Month USD LIBOR + 0.847 (b)	3.74	4/24/2024	123,938
250,000	PNC Bank NA	4.05	7/26/2028	250,197
150,000	Royal Bank of Canada 3 Month USD LIBOR + 0.39 (b)	2.73	4/30/2021	150,522
150,000	Royal Bank of Canada	3.20	4/30/2021	149,724
300,000	Royal Bank of Scotland Group PLC 3 Month USD LIBOR + 1.55 (b)	4.52	6/25/2024	299,148
375,000	Standard Chartered PLC 3 Month USD LIBOR + 1.15 (a,b)	4.25	1/20/2023	375,000
250,000	Sumitomo Mitsui Banking Corp.	2.45	1/16/2020	247,723
200,000	UBS AG (a)	2.20	6/8/2020	196,390
475,000	Wells Fargo & Co.	3.00	10/23/2026	440,776
				10,567,754
	BEVERAGES - 1.0%
175,000	Anheuser-Busch InBev Finance ,Inc.	3.30	2/1/2023	173,016
200,000	Anheuser-Busch InBev Finance, Inc.	4.70	2/1/2036	200,268
175,000	Anheuser-Busch InBev Finance, Inc.	4.90	2/1/2046	176,981
100,000	Anheuser-Busch InBev Worldwide, Inc.	4.00	4/13/2028	98,567
125,000	Keurig Dr. Pepper, Inc. (a)	4.06	5/25/2023	125,218
200,000	Molson Coors Brewing Co.	3.00	7/15/2026	181,450
				955,500
	BIOTECHNOLOGY - 0.4%
175,000	Amgen, Inc.	3.13	5/1/2025	167,490
200,000	Gilead Sciences, Inc.	5.65	12/1/2041	229,878
				397,368

	CHEMICALS - 0.1%
125,000	Sherwin-Williams Co. (The)	4.50	6/1/2047	120,224

	COMMERCIAL SERVICES - 0.1%
26,000	Ecolab, Inc.	3.95	12/1/2047	24,702
50,000	S&P Global, Inc.	2.95	1/22/2027	46,321
				71,023
	COMPUTERS - 0.9%
200,000	Apple, Inc.	2.45	8/4/2026	184,438
175,000	Apple, Inc.	2.75	1/13/2025	167,659
175,000	Apple, Inc.	3.25	2/23/2026	171,054
100,000	Apple, Inc.	4.65	2/23/2046	108,034
175,000	Dell International LLC / EMC Corp. (a)	5.45	6/15/2023	184,036
				815,221
	DIVERSIFIED FINANCIAL SERVICES - 0.3%
175,000	American Express Co.	3.63	12/5/2024	171,600
90,000	Synchrony Financial	4.50	7/23/2025	86,830
				258,430
	ELECTRIC - 1.8%
50,000	Alliant Energy Finance LLC (a)	3.75	6/15/2023	49,780
175,000	Arizona Public Service Co.	2.95	9/15/2027	163,418
100,000	Berkshire Hathaway Energy Co.	3.25	4/15/2028	94,675
74,000	Berkshire Hathaway Energy Co.	6.13	4/1/2036	89,583
25,000	Duke Energy Carolinas LLC	3.95	3/15/2048	23,848
200,000	Duke Energy Corp.	3.15	8/15/2027	186,004
175,000	Entergy Corp.	2.95	9/1/2026	160,787
50,000	Pacific Gas & Electric Co.	3.30	3/15/2027	45,998
75,000	Pacific Gas & Electric Co.	4.00	12/1/2046	65,680
100,000	Pacific Gas & Electric Co. (a)	4.25	8/1/2023	100,515
100,000	Pacific Gas & Electric Co. (a)	4.65	8/1/2028	100,714
25,000	Pacific Gas & Electric Co.	6.05	3/1/2034	28,416
50,000	Sempra Energy 3 Month USD LIBOR + 0.50 (b)	2.84	1/15/2021	50,013
125,000	Sempra Energy	3.40	2/1/2028	117,003
125,000	Southern California Edison Co.	4.05	3/15/2042	117,975
350,000	Southern Co. (The)	3.25	7/1/2026	326,428
				1,720,837
	FOOD - 0.5%
375,000	General Mills, Inc. 3 Month USD LIBOR + 0.54 (b)	2.88	4/16/2021	376,746
125,000	Tyson Foods, Inc.	3.90	9/28/2023	125,412
				502,158
	GAS - 0.5%
400,000	NiSource, Inc.	3.49	5/15/2027	379,360
125,000	NiSource, Inc. (a)	3.65	6/15/2023	123,441
				502,801
	HEALTHCARE-PRODUCTS - 0.2%
200,000	Thermo Fisher Scientific, Inc.	3.65	12/15/2025	195,824

	HEALTHCARE-SERVICES - 0.9%
400,000	Halfmoon Parent, Inc. (a)	3.75	7/15/2023	398,776
150,000	Halfmoon Parent, Inc. (a)	4.13	11/15/2025	149,573
225,000	Sutter Health	4.09	8/15/2048	213,737
125,000	UnitedHealth Group, Inc.	4.75	7/15/2045	133,774
				895,860
	INSURANCE - 1.1%
200,000	AIA Group Ltd. (a)	3.20	3/11/2025	190,142
100,000	American International Group, Inc.	3.90	4/1/2026	97,762
75,000	American International Group, Inc.	4.20	4/1/2028	74,211
150,000	Arch Capital Finance LLC	5.03	12/15/2046	156,738
50,000	Great-West Lifeco Finance 2018 LP (a)	4.05	5/17/2028	50,318
275,000	MetLife, Inc.	3.60	11/13/2025	273,885
75,000	Principal Financial Group, Inc.	3.10	11/15/2026	69,671
100,000	Prudential Financial, Inc.	3.88	3/27/2028	99,135
50,000	XLIT Ltd.	4.45	3/31/2025	49,534
				1,061,396

	INTERNET - 0.7%
100,000	Amazon.com, Inc.	3.15	8/22/2027	95,816
75,000	Amazon.com, Inc.	3.88	8/22/2037	73,429
475,000	Amazon.com, Inc.	5.20	12/3/2025	521,623
				690,868
	LODGING - 0.1%
100,000	Marriott International, Inc.	2.30	1/15/2022	95,889

	MACHINERY-DIVERSIFIED - 0.1%
125,000	Roper Technologies, Inc.	4.20	9/15/2028	124,004

	MEDIA - 0.3%
200,000	21st Century Fox America, Inc.	3.70	9/15/2024	200,638
25,000	21st Century Fox America, Inc.	6.15	3/1/2037	31,077
				231,715
	MINING - 0.3%
250,000	Glencore Funding LLC (a)	4.63	4/29/2024	251,532

	OIL & GAS - 1.2%
25,000	BP Capital Markets PLC	3.22	4/14/2024	24,440
175,000	BP Capital Markets PLC	3.72	11/28/2028	173,257
200,000	Canadian Natural Resources Ltd.	3.85	6/1/2027	194,774
75,000	Concho Resources, Inc.	4.30	8/15/2028	74,696
75,000	Marathon Petroleum Corp.	3.63	9/15/2024	74,011
80,000	Petroleos Mexicanos	6.50	3/13/2027	81,720
150,000	Phillips 66	3.90	3/15/2028	147,941
125,000	Pioneer Natural Resources Co.	3.95	7/15/2022	126,025
150,000	Shell International Finance BV	4.55	8/12/2043	157,603
75,000	Valero Energy Corp.	4.35	6/1/2028	75,546
				1,130,013
	OIL & GAS SERVICES - 0.1%
75,000	Halliburton Co.	3.80	11/15/2025	74,358

	PHARMACEUTICALS - 1.9%
200,000	Abbvie, Inc.	3.38	11/14/2021	199,726
125,000	Abbvie, Inc.	3.75	11/14/2023	124,514
350,000	Bayer U.S. Finance II LLC (a)	4.25	12/15/2025	347,849
600,000	Bayer U.S. Finance II LLC (a)	4.38	12/15/2028	587,849
125,000	CVS Health Corp.	3.88	7/20/2025	123,180
125,000	CVS Health Corp.	4.78	3/25/2038	124,401
50,000	CVS Health Corp.	5.05	3/25/2048	51,142
125,000	CVS Health Corp.	5.13	7/20/2045	128,504
100,000	McKesson Corp.	2.85	3/15/2023	95,554
				1,782,719
	PIPELINES - 1.6%
175,000	Energy Transfer Partners LP	4.20	9/15/2023	176,389
50,000	Energy Transfer Partners LP	5.30	4/15/2047	48,442
300,000	Enterprise Products Operating LLC	3.70	2/15/2026	295,403
25,000	Kinder Morgan Energy Partners LP	5.40	9/1/2044	25,664
175,000	Magellan Midstream Partners LP	5.00	3/1/2026	186,038
125,000	MPLX LP	4.50	4/15/2038	117,812
25,000	MPLX LP	4.70	4/15/2048	23,297
125,000	ONEOK, Inc.	4.55	7/15/2028	125,624
275,000	Sabine Pass Liquefaction LLC	5.63	3/1/2025	293,300
100,000	Sunoco Logistics Partners Operations LP	5.40	10/1/2047	98,917
175,000	Williams Partners LP	4.00	9/15/2025	172,189
				1,563,075

	REAL ESTATE INVESTMENT TRUSTS - 0.7%
175,000	American Tower Corp.	3.38	10/15/2026	162,988
100,000	Crown Castle International Corp.	3.15	7/15/2023	96,367
75,000	Crown Castle International Corp.	3.65	9/1/2027	70,465
75,000	CubeSmart LP	4.38	12/15/2023	76,271
75,000	Duke Realty LP	4.00	9/15/2028	73,936
150,000	Federal Realty Investment Trust	3.25	7/15/2027	140,465
75,000	VEREIT Operating Partnership LP	4.88	6/1/2026	75,654
				696,146
	RETAIL - 0.5%
50,000	Alimentation Couche-Tard, Inc. (a)	3.55	7/26/2027	47,033
75,000	Dollar Tree, Inc.	4.00	5/15/2025	73,565
125,000	Dollar Tree, Inc.	4.20	5/15/2028	121,410
150,000	Starbucks Corp.	3.80	8/15/2025	149,009
75,000	Walmart, Inc.	4.05	6/29/2048	75,110
				466,127
	SEMICONDUCTORS - 0.4%
50,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.13	1/15/2025	46,453
200,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.63	1/15/2024	194,318
75,000	Microchip Technology, Inc. (a)	3.92	6/1/2021	74,561
75,000	NVIDIA Corp.	3.20	9/16/2026	71,704
				387,036
	SOFTWARE - 0.6%
75,000	Fidelity National Information Services, Inc.	3.00	8/15/2026	69,302
50,000	Fiserv, Inc.	3.80	10/1/2023	49,988
100,000	Fiserv, Inc.	4.20	10/1/2028	100,210
150,000	Microsoft Corp.	3.70	8/8/2046	143,472
125,000	Oracle Corp.	3.25	11/15/2027	120,276
125,000	Oracle Corp.	4.00	7/15/2046	119,126
				602,374
	SOVEREIGN - 2.9%
440,000	Abu Dhabi Government International Bond	3.13	10/11/2027	415,800
200,000	Indonesia Government International Bond	4.35	1/8/2027	197,258
670,000	Kuwait Government International Bond	3.50	3/20/2027	656,600
520,000	Perusahaan Penerbit SBSN Indonesia III	4.55	3/29/2026	517,400
200,000	Qatar Government International Bond (a)	4.50	4/23/2028	205,800
200,000	Qatar Government International Bond (a)	5.10	4/23/2048	208,000
490,000	Spain Government Bond	0.35	7/30/2023	564,191
				2,765,049
	TELECOMMUNICATIONS - 2.4%
100,000	AT&T, Inc.	3.20	3/1/2022	98,517
100,000	AT&T, Inc.	3.40	5/15/2025	95,207
225,000	AT&T, Inc.	3.60	2/17/2023	223,548
200,000	AT&T, Inc.	3.80	3/1/2024	198,032
100,000	AT&T, Inc.	4.13	2/17/2026	98,809
150,000	AT&T, Inc.	4.25	3/1/2027	148,062
125,000	AT&T, Inc.	5.25	3/1/2037	124,581
175,000	Cisco Systems, Inc.	2.50	9/20/2026	161,853
25,000	Verizon Communications, Inc.	2.63	8/15/2026	22,668
25,000	Verizon Communications, Inc.	3.50	11/1/2024	24,652
488,000	Verizon Communications, Inc. (a)	4.33	9/21/2028	490,613
100,000	Verizon Communications, Inc.	5.01	4/15/2049	102,125
200,000	Verizon Communications, Inc.	5.25	3/16/2037	213,234
275,000	Vodafone Group PLC	3.75	1/16/2024	271,884
				2,273,785
	TRANSPORTATION - 0.3%
75,000	Burlington Northern Santa Fe LLC	3.25	6/15/2027	73,221
150,000	Burlington Northern Santa Fe LLC	4.15	4/1/2045	147,942
25,000	FedEx Corp.	3.40	2/15/2028	23,958
				245,121

	TOTAL CORPORATE BONDS & NOTES (Cost - $34,125,987)			33,491,485

	MUNICIPAL BONDS - 0.6%
25,000	New Jersey Turnpike Authority	7.10	1/1/2041	34,452
175,000	State of California	7.60	11/1/2040	260,092
325,000	State of Illinois	5.10	6/1/2033	311,919
	TOTAL MUNICIPAL BONDS (Cost - $617,618)			606,463

	MORTGAGE BACKED SECURITIES - 23.2%
4,000,000	Fannie Mae Pool TBA +^	4.00	10/1/2044	4,039,062
825,805	Fannie Mae Pool	4.50	6/1/2031	855,144
431,696	Fannie Mae Pool	4.50	6/1/2047	447,672
940,592	Fannie Mae Pool	4.50	7/1/2047	972,878
912,703	Fannie Mae Pool	4.50	1/1/2048	941,754
44,224	Fannie Mae Pool	4.50	2/1/2048	45,736
76,572	Fannie Mae Pool	4.50	4/1/2048	79,017
973,553	Fannie Mae Pool	4.50	5/1/2048	1,004,972
7,000,000	Ginnie Mae Pool TBA +^	4.00	8/20/2046	7,117,032
1,600,929	Ginnie Mae Pool	4.00	4/20/2047	1,631,261
808,363	Ginnie Mae Pool	4.00	5/20/2047	825,216
4,000,000	Ginnie Mae Pool TBA +^	4.50	2/20/2045	4,133,125
	TOTAL MORTGAGE BACKED SECURITIES (Cost - $22,224,072)			22,092,869

	U.S. TREASURY SECURITIES - 34.3%
120,000	United States Treasury Bond	2.75	11/15/2047	109,852
390,000	United States Treasury Bond	2.88	11/15/2046	366,783
4,930,000	United States Treasury Bond	3.00	5/15/2047	4,748,206
100,000	United States Treasury Bond	3.00	8/15/2048	96,238
7,210,000	United States Treasury Note	1.75	5/31/2022	6,918,784
600,000	United States Treasury Note	1.88	7/31/2022	577,289
2,250,000	United States Treasury Note	2.13	7/31/2024	2,146,728
11,380,000	United States Treasury Note	2.13	9/30/2024	10,842,562
1,440,000	United States Treasury Note	2.25	2/15/2027	1,355,456
5,580,000	United States Treasury Note	2.75	6/30/2025	5,490,415
	TOTAL U.S. TREASURY SECURITIES (Cost - $33,094,411)			32,652,313

Shares
	SHORT-TERM INVESTMENT - 3.3%
	MONEY MARKET FUND - 3.3%
3,154,147	Fidelity Investments Money Market - Government Portfolio, Institutional Class to yield 1.92% (c)			$3,154,147
	TOTAL SHORT-TERM INVESTMENT (Cost - $3,154,147)

	TOTAL INVESTMENTS - 113.2% (Cost - $109,177,351)			$107,875,601
	OTHER ASSETS LESS LIABILITIES - NET - (13.2)%			(12,541,484)
	TOTAL NET ASSETS - 100.0%			$95,334,117

LIBOR	- London Interbank Offered Rate

TBA	- To Be Announced Security

^	Delayed delivery

*	Represents less than 0.05%.

+	All or a portion of these TBAs are subject to dollar-roll transactions.

(a)	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2018, these securities amounted to $17,391,272 or 18.2% of net assets.

(b)	Variable Rate Security - interest rate subject to periodic change.

Benchmark	Rate
1 Month USD LIBOR	2.26%
3 Month USD LIBOR	2.40%
3 Month GBP LIBOR	0.80%

(c)	Money market rate shown represents the rate at September 30, 2018.

(d)	Zero coupon.

Principal
Amount		Coupon Rate (%)	Maturity	Value
	SECURITIES SOLD SHORT - (3.2)%
	MORTGAGE BACKED SECURITIES - (3.2)%
3,000,000	Fannie Mae Pool TBA +^	4.50	12/25/2045	$3,094,688
	TOTAL SHORT-TERM INVESTMENT (Cost - $3,104,063)

Futures Contracts

	Number of				Unrealized Appreciation/
Description	Contracts	Expiration Date	Counterparty	Notional Amount	(Depreciation)
LONG
3 Month Euro (EURIBOR) Future	3	Dec-20	Credit Suisse	$868,425	$(1,020)
3 Month Euro (EURIBOR) Future	3	Mar-21	Credit Suisse	867,641	(1,107)
3 Month Euro (EURIBOR) Future	3	Jun-21	Credit Suisse	866,857	(1,195)
3 Month Euro (EURIBOR) Future	3	Sep-21	Credit Suisse	866,030	(1,283)
Canadian 10 Year Bond Future	2	Dec-18	Credit Suisse	205,199	(2,881)
Japanese 10 Year Bond Future	1	Dec-18	Credit Suisse	1,321,389	(1,780)
U.S. 2 Year Note Future	45	Dec-18	Credit Suisse	9,483,047	(26,467)
U.S. 5 Year Note Future	22	Dec-18	Credit Suisse	2,474,484	(2,126)
U.S. Long Bond Future	45	Dec-18	Credit Suisse	6,322,500	(158,324)
U.S. Ultra Bond Future	12	Dec-18	Credit Suisse	1,851,375	(43,043)
					(239,226)
SHORT
90 Day Eurodollar Future	3	Jun-19	Credit Suisse	727,575	874
90 Day Eurodollar Future	8	Dec-19	Credit Suisse	1,937,200	2,850
90 Day Eurodollar Future	1	Dec-20	Credit Suisse	242,088	218
Euro-Buxl Future	2	Dec-18	Credit Suisse	404,946	510
Euro-BOBL Future	4	Dec-18	Credit Suisse	607,233	4,395
Euro-Oat Future	1	Dec-18	Credit Suisse	175,445	1,710
Long Gilt Future	7	Dec-18	Credit Suisse	1,103,984	13,244
U.S. 10 Year Note Future	113	Dec-18	Credit Suisse	13,422,281	151,703
U.S. 10 Year Ultra Note Future	1	Dec-18	Credit Suisse	126,000	(79)
					175,425
TOTAL NET UNREALIZED DEPRECIATION OF FUTURES CONTRACTS					$(63,801)

INTEREST RATE SWAPS

							Premiums	Unrealized
		Pay/Receive		Expiration	Notional		Paid/	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Date	Amount	Value	(Received)	(Depreciation)
Credit Suisse	3 Month Canadian Dollar Offered Rate^	Pay	2.75%	12/19/2028	$150,000	$(1,408)	—	$(1,408)
Credit Suisse	3 Month EUR LIBOR*	Pay	0.10%	1/18/2021	5,170,000	(6,915)	(287)	(6,628)
Credit Suisse	3 Month STIBOR*	Receive	0.05%	1/18/2021	43,910,000	9,970	1,651	8,319
Credit Suisse	3 Month STIBOR*	Receive	0.50%	12/16/2021	28,320,000	(16,513)	—	(16,513)
Credit Suisse	3 Month STIBOR*	Receive	0.75%	12/19/2023	29,070,000	21,345	—	21,345
Credit Suisse	3 Month STIBOR*	Receive	1.25%	12/19/2028	1,820,000	2,013	—	2,013
Credit Suisse	3 Month STIBOR*	Receive	2.00%	11/2/2027	3,140,000	(5,790)	—	(5,790)
Credit Suisse	3 Month USD LIBOR*	Receive	2.75%	12/19/2023	600,000	(546)	—	(546)
Credit Suisse	6 Month AUD LIBOR^	Receive	2.75%	12/19/2023	1,690,000	(3,295)	(3,402)	107
Credit Suisse	6 Month EUR LIBOR^	Pay	0.25%	8/24/2021	3,980,000	(5,327)	—	(5,327)
Credit Suisse	6 Month EUR LIBOR^	Pay	0.35%	12/16/2021	3,460,000	25,521	—	25,521
Credit Suisse	6 Month EUR LIBOR^	Pay	0.60%	9/28/2022	1,740,000	966	—	966
Credit Suisse	6 Month EUR LIBOR^	Pay	0.75%	12/19/2023	4,890,000	(16,455)	—	(16,455)
Credit Suisse	6 Month EUR LIBOR^	Pay	1.20%	8/24/2025	750,000	1,111	3,125	(2,014)
Credit Suisse	6 Month EUR LIBOR^	Receive	1.50%	12/20/2038	330,000	2,115	—	2,115
Credit Suisse	6 Month EUR LIBOR^	Receive	1.75%	12/14/2037	550,000	3,668	—	3,668
Credit Suisse	6 Month JPY LIBOR^	Receive	1.00%	12/19/2048	17,770,000	1,210	1,222	(12)
Credit Suisse	6 Month NOK LIBOR*	Pay	1.70%	1/16/2021	7,870,000	(410)	—	(410)
Credit Suisse	Sterling Over Night Index+	Receive	1.10%	8/1/2023	190,000	1,616	—	1,616
							$2,309	$10,567

CREDIT DEFAULT SWAPS*

								Premiums	Unrealized
		Buy/Sell	Fixed Rate	Fixed Rate	Expiration	Notional		Paid/	Appreciation/
Counterparty	Index	Protection	Received	Paid	Date	Amount	Value	(Received)	(Depreciation)
Credit Suisse	North American Investment Grade CDX Index @	Sell	1.00%	—	6/20/2023	$4,400,000	$10,721	$(1,439)	$12,160
Credit Suisse	ITRAXX Europe ^	Buy	—	1.00%	6/20/2023	490,000	(976)	—	(976)
								$(1,439)	$11,184

								$870	$21,751

*	Pays quarterly.

^	Pays semi-annually.

+	Pays annually.

@	The underlying holdings of this index can be found at https://www.markit.com/NewsInformation/NewsAnnouncementsFile?CMSID=5e3b88621a3c4f1c81d21c33b8686f49.

^	The underlying holdings of this index can be found at https://www.markit.com/NewsInformation/NewsAnnouncementsFile?CMSID=a7ab1431b49c449a83779137de7e308d.

Benchmark	Rate
3 Month Canadian Dollar Offered Rate^	2.02%
3 Month EUR LIBOR*	-0.35%
3 Month STIBOR*	-0.50%
3 Month USD LIBOR*	2.40%
6 Month AUD LIBOR^	1.94%
6 Month EUR LIBOR^	-0.32%
6 Month JPY LIBOR^	0.03%
6 Month NOK LIBOR*	1.22%
Sterling Over Night Index+	-0.70%

Forward Foreign Currency Contracts

Settlement		Currency Units to					Unrealized Appreciation/
Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
11/1/2018	Morgan Stanley	147,750	GBP	188,816	USD	$192,954	$4,138
12/19/2018	Morgan Stanley	103,208	AUD	62,985	EUR	74,724	1,015
12/19/2018	Morgan Stanley	102,850	AUD	62,985	EUR	72,465	1,011
12/19/2018	Morgan Stanley	102,539	AUD	63,010	EUR	74,240	515
12/19/2018	Morgan Stanley	102,621	AUD	63,010	EUR	74,299	516
12/19/2018	Morgan Stanley	202,747	AUD	124,973	EUR	146,792	(521)
12/19/2018	Morgan Stanley	40,985	AUD	44,797	NZD	29,674	228
12/19/2018	Morgan Stanley	52,037	AUD	56,725	NZD	37,676	(269)
12/19/2018	Morgan Stanley	1,126,781	AUD	810,690	USD	815,805	5,115
12/19/2018	Morgan Stanley	65,786	AUD	46,847	USD	47,630	783
12/19/2018	Morgan Stanley	41,219	AUD	29,384	USD	29,843	459
12/19/2018	Morgan Stanley	206,032	AUD	148,803	USD	149,170	367
12/19/2018	Morgan Stanley	99,991	AUD	72,528	USD	72,395	(133)
12/19/2018	Morgan Stanley	100,978	AUD	73,071	USD	73,110	39
12/19/2018	Morgan Stanley	129,974	AUD	93,939	USD	94,103	164
12/19/2018	Morgan Stanley	94,322	CAD	62,033	EUR	73,101	(4)
12/19/2018	Morgan Stanley	189,957	CAD	1,180,470	NOK	147,220	1,592
12/19/2018	Morgan Stanley	191,212	CAD	225,040	NZD	148,193	955
12/19/2018	Morgan Stanley	197,552	CAD	150,119	USD	153,106	2,987
12/19/2018	Morgan Stanley	61,080	CAD	47,004	USD	47,338	334
12/19/2018	Morgan Stanley	41,839	CAD	32,334	USD	32,426	92
12/19/2018	Morgan Stanley	107,752	CAD	82,641	USD	83,510	869
12/19/2018	Morgan Stanley	95,268	CAD	73,007	USD	73,834	827
12/19/2018	Morgan Stanley	71,221	CHF	63,056	EUR	73,496	(385)
12/19/2018	Morgan Stanley	71,129	CHF	63,024	EUR	73,402	(275)
12/19/2018	Morgan Stanley	70,119	CHF	62,022	EUR	72,360	(687)
12/19/2018	Morgan Stanley	70,472	CHF	62,030	EUR	72,724	(651)
12/19/2018	Morgan Stanley	140,721	CHF	124,019	EUR	145,217	(1,300)
12/19/2018	Morgan Stanley	71,004	CHF	605,326	NOK	73,273	(734)
12/19/2018	Morgan Stanley	70,015	CHF	592,534	NOK	72,252	(945)
12/19/2018	Morgan Stanley	70,780	CHF	73,014	USD	73,042	28
12/19/2018	Morgan Stanley	154,775	EUR	173,431	CHF	181,025	275
12/19/2018	Morgan Stanley	127,006	EUR	142,380	CHF	148,547	2
12/19/2018	Morgan Stanley	63,045	EUR	70,962	CHF	73,737	(431)
12/19/2018	Morgan Stanley	63,010	EUR	56,867	GBP	73,697	112
12/19/2018	Morgan Stanley	63,011	EUR	56,358	GBP	73,697	(431)
12/19/2018	Morgan Stanley	38,656	EUR	34,423	GBP	45,212	(222)
12/19/2018	Morgan Stanley	62,017	EUR	55,290	GBP	72,536	(862)
12/19/2018	Morgan Stanley	61,961	EUR	55,357	GBP	72,470	(928)
12/19/2018	Morgan Stanley	62,044	EUR	55,406	GBP	72,567	(929)
12/19/2018	Morgan Stanley	62,013	EUR	55,283	GBP	72,530	(929)
12/19/2018	Morgan Stanley	61,960	EUR	55,426	GBP	72,468	(928)
12/19/2018	Morgan Stanley	62,056	EUR	55,660	GBP	72,580	(1,086)
12/19/2018	Morgan Stanley	62,958	EUR	8,115,540	JPY	73,636	(199)
12/19/2018	Morgan Stanley	125,046	EUR	16,431,377	JPY	146,254	(1,105)
12/19/2018	Morgan Stanley	66,557	EUR	8,803,584	JPY	77,845	(16)
12/19/2018	Morgan Stanley	63,013	EUR	606,843	NOK	73,700	(119)

12/19/2018	Morgan Stanley	63,002	EUR	610,017	NOK	73,688	(119)
12/19/2018	Morgan Stanley	63,023	EUR	609,031	NOK	73,712	(374)
12/19/2018	Morgan Stanley	61,992	EUR	592,132	NOK	72,506	(356)
12/19/2018	Morgan Stanley	61,958	EUR	596,095	NOK	72,466	(861)
12/19/2018	Morgan Stanley	61,974	EUR	591,157	NOK	72,485	(414)
12/19/2018	Morgan Stanley	101,980	EUR	968,702	NOK	119,277	(25)
12/19/2018	Morgan Stanley	63,044	EUR	660,758	SEK	73,737	(119)
12/19/2018	Morgan Stanley	63,028	EUR	663,484	SEK	73,717	(374)
12/19/2018	Morgan Stanley	63,023	EUR	664,322	SEK	73,712	(374)
12/19/2018	Morgan Stanley	23,472	EUR	247,192	SEK	27,453	(139)
12/19/2018	Morgan Stanley	124,977	EUR	1,298,909	SEK	146,174	(1,104)
12/19/2018	Morgan Stanley	63,049	EUR	656,719	SEK	73,742	(557)
12/19/2018	Morgan Stanley	23,267	EUR	241,906	SEK	27,213	(206)
12/19/2018	Morgan Stanley	19,962	EUR	207,357	SEK	23,347	(115)
12/19/2018	Morgan Stanley	46,664	EUR	480,479	SEK	54,579	(312)
12/19/2018	Morgan Stanley	71,961	EUR	741,241	SEK	84,165	(18)
12/19/2018	Morgan Stanley	68,596	EUR	80,818	USD	80,230	(588)
12/19/2018	Morgan Stanley	63,035	EUR	73,878	USD	73,726	(152)
12/19/2018	Morgan Stanley	124,046	EUR	146,621	USD	145,085	(1,536)
12/19/2018	Morgan Stanley	61,991	EUR	73,298	USD	72,505	(793)
12/19/2018	Morgan Stanley	61,983	EUR	72,774	USD	72,496	(278)
12/19/2018	Morgan Stanley	61,978	EUR	72,828	USD	72,489	(339)
12/19/2018	Morgan Stanley	62,013	EUR	72,834	USD	72,531	(303)
12/19/2018	Morgan Stanley	124,626	EUR	146,058	USD	145,763	(295)
12/19/2018	Morgan Stanley	124,978	EUR	145,749	USD	146,175	426
12/19/2018	Morgan Stanley	124,978	EUR	145,922	USD	146,175	253
12/19/2018	Morgan Stanley	55,711	GBP	61,960	EUR	72,941	(331)
12/19/2018	Morgan Stanley	55,943	GBP	62,033	EUR	73,245	(332)
12/19/2018	Morgan Stanley	253,090	GBP	333,635	USD	331,366	(2,269)
12/19/2018	Morgan Stanley	54,952	GBP	72,839	USD	71,948	(891)
12/19/2018	Morgan Stanley	54,953	GBP	72,202	USD	71,949	(253)
12/19/2018	Morgan Stanley	60,324	GBP	79,218	USD	78,981	(237)
12/19/2018	Morgan Stanley	16,491,967	JPY	126,038	EUR	146,177	(1,993)
12/19/2018	Morgan Stanley	16,364,079	JPY	123,958	EUR	145,043	(1,299)
12/19/2018	Morgan Stanley	8,230,453	JPY	62,029	EUR	72,951	(323)
12/19/2018	Morgan Stanley	8,161,001	JPY	61,963	EUR	72,335	(242)
12/19/2018	Morgan Stanley	8,169,642	JPY	61,951	EUR	72,412	(242)
12/19/2018	Morgan Stanley	8,176,647	JPY	62,037	EUR	72,474	(16)
12/19/2018	Morgan Stanley	16,186,535	JPY	147,025	USD	143,470	(3,555)
12/19/2018	Morgan Stanley	5,263,738	JPY	47,375	USD	46,655	(720)
12/19/2018	Morgan Stanley	5,280,268	JPY	47,287	USD	46,802	(485)
12/19/2018	Morgan Stanley	3,277,263	JPY	29,376	USD	29,048	(328)
12/19/2018	Morgan Stanley	7,909,250	JPY	70,592	USD	70,104	(488)
12/19/2018	Morgan Stanley	3,300,259	JPY	29,428	USD	29,252	(176)
12/19/2018	Morgan Stanley	8,192,875	JPY	72,954	USD	72,618	(336)
12/19/2018	Morgan Stanley	8,888,724	JPY	78,846	USD	78,785	(61)
12/19/2018	Morgan Stanley	400,446	NOK	63,718	CAD	49,351	181
12/19/2018	Morgan Stanley	1,232,657	NOK	141,964	CHF	151,912	4,192
12/19/2018	Morgan Stanley	920,997	NOK	93,946	EUR	113,503	3,571
12/19/2018	Morgan Stanley	1,238,243	NOK	127,006	EUR	152,601	4,211
12/19/2018	Morgan Stanley	3,569,101	NOK	371,035	EUR	439,855	4,423
12/19/2018	Morgan Stanley	598,357	NOK	62,046	EUR	73,741	161
12/19/2018	Morgan Stanley	595,549	NOK	61,968	EUR	73,395	(19)

12/19/2018	Morgan Stanley	1,238,020	NOK	1,326,043	SEK	152,573	5,117
12/19/2018	Morgan Stanley	607,132	NOK	72,987	USD	74,823	1,836
12/19/2018	Morgan Stanley	57,014	NZD	51,877	AUD	37,816	94
12/19/2018	Morgan Stanley	1,253,351	NZD	826,541	USD	831,305	4,764
12/19/2018	Morgan Stanley	71,794	NZD	46,921	USD	47,619	698
12/19/2018	Morgan Stanley	112,002	NZD	73,490	USD	74,287	797
12/19/2018	Morgan Stanley	111,006	NZD	73,376	USD	73,627	251
12/19/2018	Morgan Stanley	110,006	NZD	73,287	USD	72,963	(324)
12/19/2018	Morgan Stanley	110,035	NZD	73,488	USD	72,982	(506)
12/19/2018	Morgan Stanley	220,013	NZD	146,509	USD	145,927	(582)
12/19/2018	Morgan Stanley	109,012	NZD	72,493	USD	72,304	(189)
12/19/2018	Morgan Stanley	2,595,734	SEK	247,426	EUR	294,010	5,111
12/19/2018	Morgan Stanley	9,935,116	SEK	951,945	EUR	1,125,315	8,007
12/19/2018	Morgan Stanley	245,586	SEK	23,472	EUR	27,817	198
12/19/2018	Morgan Stanley	655,652	SEK	73,043	USD	74,263	1,220
							27,897

To Sell:
11/1/2018	Morgan Stanley	1,256,949	GBP	1,606,809	USD	$1,641,514	$(34,705)
11/21/2018	Morgan Stanley	485,579	EUR	566,584	USD	562,878	3,706
12/19/2018	Morgan Stanley	51,877	AUD	57,014	NZD	37,559	162
12/19/2018	Morgan Stanley	203,965	AUD	145,028	USD	147,674	(2,646)
12/19/2018	Morgan Stanley	102,973	AUD	73,122	USD	74,554	(1,432)
12/19/2018	Morgan Stanley	205,047	AUD	145,671	USD	148,457	(2,786)
12/19/2018	Morgan Stanley	101,989	AUD	73,370	USD	73,842	(472)
12/19/2018	Morgan Stanley	48,284	AUD	35,233	USD	34,958	275
12/19/2018	Morgan Stanley	97,870	AUD	71,408	USD	70,859	549
12/19/2018	Morgan Stanley	100,026	AUD	72,609	USD	72,420	189
12/19/2018	Morgan Stanley	63,718	CAD	400,446	NOK	49,382	(213)
12/19/2018	Morgan Stanley	965,375	CAD	732,964	USD	748,182	(15,218)
12/19/2018	Morgan Stanley	94,696	CAD	72,971	USD	73,391	(420)
12/19/2018	Morgan Stanley	173,431	CHF	154,775	EUR	178,972	1,778
12/19/2018	Morgan Stanley	142,380	CHF	127,006	EUR	146,930	1,615
12/19/2018	Morgan Stanley	70,962	CHF	63,045	EUR	73,230	939
12/19/2018	Morgan Stanley	141,964	CHF	1,232,657	NOK	146,500	1,220
12/19/2018	Morgan Stanley	62,985	EUR	103,208	AUD	73,667	42
12/19/2018	Morgan Stanley	62,985	EUR	102,850	AUD	73,668	(215)
12/19/2018	Morgan Stanley	63,010	EUR	102,539	AUD	73,697	27
12/19/2018	Morgan Stanley	63,010	EUR	102,621	AUD	73,697	86
12/19/2018	Morgan Stanley	124,973	EUR	202,747	AUD	146,169	1,144
12/19/2018	Morgan Stanley	62,033	EUR	94,322	CAD	72,554	551
12/19/2018	Morgan Stanley	63,056	EUR	71,221	CHF	73,750	131
12/19/2018	Morgan Stanley	63,024	EUR	71,129	CHF	73,713	(37)
12/19/2018	Morgan Stanley	62,022	EUR	70,119	CHF	72,542	505
12/19/2018	Morgan Stanley	62,030	EUR	70,472	CHF	72,551	824
12/19/2018	Morgan Stanley	124,019	EUR	140,721	CHF	145,053	1,465
12/19/2018	Morgan Stanley	61,960	EUR	55,711	GBP	72,468	804
12/19/2018	Morgan Stanley	62,033	EUR	55,943	GBP	72,554	1,023
12/19/2018	Morgan Stanley	126,038	EUR	16,491,967	JPY	147,415	756
12/19/2018	Morgan Stanley	123,958	EUR	16,364,079	JPY	144,982	1,360
12/19/2018	Morgan Stanley	62,029	EUR	8,230,453	JPY	72,550	724
12/19/2018	Morgan Stanley	61,963	EUR	8,161,001	JPY	72,472	105
12/19/2018	Morgan Stanley	61,951	EUR	8,169,642	JPY	72,458	196

12/19/2018	Morgan Stanley	62,037	EUR	8,176,647	JPY	72,558	(68)
12/19/2018	Morgan Stanley	93,946	EUR	920,997	NOK	109,879	53
12/19/2018	Morgan Stanley	127,006	EUR	1,238,243	NOK	148,547	(158)
12/19/2018	Morgan Stanley	371,035	EUR	3,569,101	NOK	433,964	1,468
12/19/2018	Morgan Stanley	62,046	EUR	598,357	NOK	72,569	1,011
12/19/2018	Morgan Stanley	61,968	EUR	595,549	NOK	72,478	937
12/19/2018	Morgan Stanley	247,426	EUR	2,595,734	SEK	289,391	(492)
12/19/2018	Morgan Stanley	951,945	EUR	9,935,116	SEK	1,113,399	3,909
12/19/2018	Morgan Stanley	23,472	EUR	245,586	SEK	27,453	166
12/19/2018	Morgan Stanley	281,417	EUR	331,579	USD	329,146	2,433
12/19/2018	Morgan Stanley	63,411	EUR	74,731	USD	74,166	565
12/19/2018	Morgan Stanley	91,139	EUR	107,923	USD	106,596	1,327
12/19/2018	Morgan Stanley	62,039	EUR	73,213	USD	72,561	652
12/19/2018	Morgan Stanley	62,041	EUR	73,369	USD	72,563	806
12/19/2018	Morgan Stanley	45,923	EUR	54,225	USD	53,712	513
12/19/2018	Morgan Stanley	124,015	EUR	146,006	USD	145,049	957
12/19/2018	Morgan Stanley	23,034	EUR	27,146	USD	26,940	206
12/19/2018	Morgan Stanley	61,977	EUR	72,962	USD	72,488	474
12/19/2018	Morgan Stanley	124,947	EUR	145,615	USD	146,139	(524)
12/19/2018	Morgan Stanley	124,971	EUR	146,183	USD	146,167	16
12/19/2018	Morgan Stanley	56,867	GBP	63,010	EUR	74,455	(870)
12/19/2018	Morgan Stanley	56,358	GBP	63,011	EUR	73,788	340
12/19/2018	Morgan Stanley	34,423	GBP	38,656	EUR	45,069	365
12/19/2018	Morgan Stanley	55,290	GBP	62,017	EUR	72,390	1,008
12/19/2018	Morgan Stanley	55,357	GBP	61,961	EUR	72,478	920
12/19/2018	Morgan Stanley	55,406	GBP	62,044	EUR	72,542	954
12/19/2018	Morgan Stanley	55,283	GBP	62,013	EUR	72,381	1,078
12/19/2018	Morgan Stanley	55,426	GBP	61,960	EUR	72,568	828
12/19/2018	Morgan Stanley	55,660	GBP	62,056	EUR	72,875	792
12/19/2018	Morgan Stanley	36,190	GBP	47,489	USD	47,383	106
12/19/2018	Morgan Stanley	22,446	GBP	29,380	USD	29,388	(8)
12/19/2018	Morgan Stanley	55,031	GBP	73,351	USD	72,051	1,300
12/19/2018	Morgan Stanley	55,943	GBP	73,891	USD	73,245	646
12/19/2018	Morgan Stanley	54,966	GBP	72,428	USD	71,966	462
12/19/2018	Morgan Stanley	55,962	GBP	73,241	USD	73,269	(28)
12/19/2018	Morgan Stanley	8,115,540	JPY	62,958	EUR	71,932	1,903
12/19/2018	Morgan Stanley	16,431,377	JPY	125,046	EUR	145,640	1,719
12/19/2018	Morgan Stanley	8,803,584	JPY	66,557	EUR	78,031	(169)
12/19/2018	Morgan Stanley	16,912,909	JPY	152,756	USD	149,908	2,848
12/19/2018	Morgan Stanley	8,120,643	JPY	72,988	USD	71,978	1,010
12/19/2018	Morgan Stanley	8,045,289	JPY	72,077	USD	71,310	767
12/19/2018	Morgan Stanley	8,172,782	JPY	73,008	USD	72,440	568
12/19/2018	Morgan Stanley	4,610,356	JPY	41,127	USD	40,864	263
12/19/2018	Morgan Stanley	1,180,470	NOK	189,957	CAD	145,481	147
12/19/2018	Morgan Stanley	605,326	NOK	71,004	CHF	74,600	(593)
12/19/2018	Morgan Stanley	592,534	NOK	70,015	CHF	73,024	173
12/19/2018	Morgan Stanley	606,843	NOK	63,013	EUR	74,787	(968)
12/19/2018	Morgan Stanley	610,017	NOK	63,002	EUR	75,178	(1,372)
12/19/2018	Morgan Stanley	609,031	NOK	63,023	EUR	75,057	(970)
12/19/2018	Morgan Stanley	592,132	NOK	61,992	EUR	72,974	(113)
12/19/2018	Morgan Stanley	596,095	NOK	61,958	EUR	73,463	(135)
12/19/2018	Morgan Stanley	591,157	NOK	61,974	EUR	72,854	45
12/19/2018	Morgan Stanley	968,702	NOK	101,980	EUR	119,383	(81)

12/19/2018	Morgan Stanley	1,202,218	NOK	146,068	USD	148,161	(2,093)
12/19/2018	Morgan Stanley	386,657	NOK	47,155	USD	47,651	(496)
12/19/2018	Morgan Stanley	383,453	NOK	47,073	USD	47,257	(184)
12/19/2018	Morgan Stanley	261,843	NOK	32,305	USD	32,270	35
12/19/2018	Morgan Stanley	236,739	NOK	29,268	USD	29,176	92
12/19/2018	Morgan Stanley	44,797	NZD	40,985	AUD	29,713	(267)
12/19/2018	Morgan Stanley	56,725	NZD	52,037	AUD	37,624	321
12/19/2018	Morgan Stanley	225,040	NZD	191,212	CAD	149,262	(2,024)
12/19/2018	Morgan Stanley	224,011	NZD	146,191	USD	148,579	(2,388)
12/19/2018	Morgan Stanley	113,029	NZD	73,574	USD	74,969	(1,395)
12/19/2018	Morgan Stanley	116,035	NZD	76,489	USD	76,962	(473)
12/19/2018	Morgan Stanley	52,589	NZD	35,218	USD	34,881	337
12/19/2018	Morgan Stanley	108,985	NZD	72,913	USD	72,286	627
12/19/2018	Morgan Stanley	108,996	NZD	72,863	USD	72,294	569
12/19/2018	Morgan Stanley	108,974	NZD	72,625	USD	72,278	347
12/19/2018	Morgan Stanley	660,758	SEK	63,044	EUR	74,842	(986)
12/19/2018	Morgan Stanley	663,484	SEK	63,028	EUR	75,150	(1,059)
12/19/2018	Morgan Stanley	664,322	SEK	63,023	EUR	75,245	(1,159)
12/19/2018	Morgan Stanley	247,192	SEK	23,472	EUR	27,999	(406)
12/19/2018	Morgan Stanley	1,298,909	SEK	124,977	EUR	147,123	155
12/19/2018	Morgan Stanley	656,719	SEK	63,049	EUR	74,384	(85)
12/19/2018	Morgan Stanley	241,906	SEK	23,267	EUR	27,400	19
12/19/2018	Morgan Stanley	207,357	SEK	19,962	EUR	23,487	(25)
12/19/2018	Morgan Stanley	480,479	SEK	46,664	EUR	54,422	468
12/19/2018	Morgan Stanley	741,241	SEK	71,961	EUR	83,958	225
12/19/2018	Morgan Stanley	1,326,043	SEK	1,238,020	NOK	150,196	(2,740)
12/19/2018	Morgan Stanley	424,702	SEK	47,296	USD	48,105	(809)
12/19/2018	Morgan Stanley	413,627	SEK	46,954	USD	46,850	104
12/19/2018	Morgan Stanley	258,777	SEK	29,336	USD	29,311	25
12/19/2018	Morgan Stanley	362,154	SEK	41,303	USD	41,020	283
							(23,764)

NET UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS							$4,133

Global Atlantic Goldman Sachs Global Equity Insights Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Value
	COMMON STOCKS - 98.7%
	AEROSPACE/DEFENSE - 1.5%
1,072	Boeing Co.	$398,677
6,000	CAE, Inc.	121,708
		520,385
	AGRICULTURE - 1.0%
3,465	Philip Morris International, Inc.	282,536
1,419	Swedish Match AB	72,600
		355,136
	AIRLINES - 1.3%
2,798	Delta Air Lines, Inc.	161,808
14,421	International Consolidated Airlines Group SA	124,155
38,671	Qantas Airways Ltd.	165,084
1,000	Singapore Airlines Ltd.	7,128
		458,175
	APPAREL - 1.4%
818	adidas AG	200,378
1,422	Burberry Group PLC	37,365
47	Hermes International	31,149
405	Kering SA	217,187
10	Puma SE	4,936
		491,015
	AUTO MANUFACTURERS - 0.6%
5,946	General Motors Co.	200,202

	AUTO PARTS & EQUIPMENT - 0.1%
1,519	Goodyear Tire & Rubber Co.	35,529

	BANKS - 6.5%
5,089	ABN AMRO Group NV	138,610
26,963	Bance Bilbao Vizcaya Argentaria SA	171,933
2,489	BNP Paribas SA	152,383
4,737	Citigroup, Inc.	339,832
4,633	Citizens Financial Group, Inc.	178,695
1,993	Comerica, Inc.	179,769
91	Erste Group Bank AG	3,782
6,389	Fifth Third Bancorp	178,381
26	First Citizens BancShares, Inc.	11,759
7,500	Mitsubishi UFJ Financial Group, Inc.	46,822
1,200	Oversea-Chinese Banking Corp. Ltd.	10,047
2,703	PacWest Bancorp	128,798
169	Signature Bank	19,408
679	State Street Corp.	56,887
5,600	Sumitomo Mitsui Financial Group, Inc.	226,100
464	SVB Financial Group *	144,225
952	Synovus Financial Corp.	43,592
400	Toronto-Dominion Bank	24,289
2,918	Western Alliance Bancorp *	166,005
		2,221,317
	BEVERAGES - 0.4%
1,555	Diageo PLC	55,136
1,432	Molson Coors Brewing Co.	88,068
		143,204
	BIOTECHNOLOGY - 2.4%
621	Alexion Pharmaceuticals, Inc. *	86,325
830	Amgen, Inc.	172,051
741	Biogen, Inc. *	261,803
539	Gilead Sciences, Inc.	41,616
1,287	Vertex Pharmaceuticals, Inc. *	248,056
		809,851
	BUILDING MATERIALS - 0.0%**
100	AGC, Inc.	4,151

	CHEMICALS - 2.9%
57	Arkema SA	7,064
347	Axalta Coating Systems, Ltd. *	10,119
210	BASF SE *	18,672
2,177	Covestro AG	176,647
656	Huntsman Corp.	17,863
1,793	Koninklijke DSM NV	190,014
418	Linde AG *	98,898
20,300	Mitsubishi Chemical Holdings Corp.	194,359
1,600	Mitsubishi Gas Chemical Co., Inc.	34,075
100	Nippon Shokubai Co. Ltd. *	7,774
443	Sherwin-Williams Co.	201,658
992	Victrex PLC	43,207
		1,000,350
	COMMERCIAL SERVICES - 2.4%
611	Adecco Group AG	32,239
139	Automatic Data Processing, Inc.	20,942
174	Bright Horizons Family Solutions, Inc. *	20,504
696	Experian PLC	17,885
2,975	H&R Block, Inc.	76,606
1,937	Intertek Group PLC	126,095
679	ManpowerGroup, Inc.	58,367
700	Persol Holdings Co. Ltd.	16,424
938	Randstad Holding NV	50,095
1,171	S&P Global, Inc.	228,802
833	Wirecard AG	180,638
		828,597
	COMPUTERS - 4.5%
2,837	Apple, Inc.	640,424
1,500	CGI Group, Inc. *	96,642
2,802	Fortinet, Inc. *	258,541
3,000	Fujitsu Ltd.	213,831
1,945	International Business Machines Corp.	294,103
700	NET One Systems Co. Ltd. *	16,812
200	Nomura Research Institute, Ltd.	10,107
		1,530,460
	COSMETICS/PERSONAL CARE - 0.8%
1,460	Estee Lauder Cos., Inc.	212,167
900	FANCL Corp. *	44,214
400	Shiseido Co. Ltd.	30,987
		287,368
	DISTRIBUTION/WHOLESALE - 0.5%
600	ITOCHU Corp.	10,987
500	Mitsubishi Corp.	15,411
400	Mitsui & Co. Ltd.	7,115
9,300	Sumitomo Corp.	155,116
		188,629
	DIVERSIFIED FINANCIAL SERVICES - 2.0%
500	AEON Financial Service Co. Ltd.	10,358
6,405	Ally Financial, Inc.	169,412
2,300	Hong Kong Exchanges & Clearing Ltd.	65,841
2,300	Ichinen Holdings Co. Ltd. *	30,212
12,200	ORIX Corp.	197,847
3,404	Synchrony Financial	105,796
636	Visa, Inc.	95,457
		674,923
	ELECTRIC - 3.0%
1,470	AES Corp.	20,580
2,449	Ameren Corp.	154,826
2,167	CenterPoint Energy, Inc.	59,918
4,384	CMS Energy Corp.	214,816
1,140	DTE Energy Co.	124,408
4,835	Exelon Corp.	211,096
900	Kansai Electric Power Co., Inc.	13,573
2,262	PPL Corp.	66,186
400	Shikoku Electric Power Co., Inc.	5,223
1,900	TransAlta Corp.	10,686
3,339	Xcel Energy, Inc.	157,634
		1,038,946
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
1,217	AMETEK, Inc.	96,289
2,586	Schneider Electric SE	208,152
		304,441

	ELECTRONICS - 0.7%
869	FLIR Systems, Inc.	53,417
3,400	Kyocera Corp.	204,147
		257,564
	ENGINEERING & CONSTRUCTION - 0.2%
2,228	AECOM *	72,766

	ENTERTAINMENT - 0.5%
1,261	Aristocrat Leisure Ltd.	25,949
1,194	Cinemark Holdings, Inc.	47,999
544	Dolby Laboratories, Inc.	38,064
3,300	Sega Sammy Holdings, Inc.	48,664
		160,676
	FOOD - 3.2%
3,810	Conagra Brands, Inc.	129,426
8,600	Empire Co. Ltd.	156,618
334	Ingredion, Inc.	35,057
7,509	Koninklijke Ahold Delhaize NV	172,254
288	Marine Harvest ASA	6,668
400	Miyoshi Oil & Fat Co., Ltd. *	4,673
309	Mondelez International, Inc.	13,275
3,900	Seven & i Holdings Co., Ltd.	173,738
1,392	US Foods Holding Corp. *	42,901
5,852	Wesfarmers Ltd.	211,076
7,801	Woolworths Ltd.	158,495
		1,104,181
	FOREST PRODUCTS & PAPER - 0.7%
6,954	Mondi PLC	190,799
886	UPM-Kymmene OYJ	34,783
		225,582
	GAS - 0.1%
522	UGI Corp.	28,961

	HAND/MACHINE TOOLS - 0.1%
137	Snap-on, Inc.	25,153

	HEALTHCARE PRODUCTS - 2.2%
145	ABIOMED, Inc. *	65,214
5,250	Boston Scientific Corp. *	202,125
2,600	Create Medic Co. Ltd. *	29,574
770	IDEXX Laboratories, Inc. *	192,238
2,856	Medtronic PLC	280,945
		770,096
	HEALTHCARE - SERVICES - 1.1%
708	Fresenius Medical Care AG & Co. KGaA	72,843
219	Humana, Inc.	74,136
680	WellCare Health Plans, Inc. *	217,933
		364,912
	HOME BUILDERS - 1.4%
4,422	DR Horton, Inc.	186,520
5,818	PulteGroup, Inc.	144,112
1,894	Thor Industries, Inc.	158,528
		489,160
	HOME FURNISHINGS - 0.7%
16,500	Panasonic Corp.	192,259
278	Whirlpool Corp.	33,013
		225,272
	INSURANCE - 6.1%
27,200	AIA Group Ltd.	242,978
2,198	Allstate Corp.	216,943
6,651	Arch Capital Group Ltd. *	198,266
4,417	Assured Guaranty Ltd.	186,530
145	Brighthouse Financial, Inc. *	6,415
1,569	Fidelity National Financial, Inc.	61,740
2,381	First American Financial Corp.	122,836
31,096	Legal & General Group PLC	106,324
3,900	Manulife Financial Corp.	69,667
1,308	Old Republic International Corp.	29,273
3,460	Progressive Corp.	245,798
702	Reinsurance Group of America, Inc.	101,481
3,300	Tokio MarinE Holdings, Inc.	163,773
200	Torchmark Corp.	17,338
2,810	Voya Financial, Inc.	139,573
190	White Mountains Insurance Group Ltd.	177,815
		2,086,750

	INTERNET - 7.4%
271	Alphabet, Inc. - Class A *	327,119
271	Alphabet, Inc. - Class C *	323,430
354	Amazon.com, Inc. *	709,062
48	Booking Holdings, Inc. *	95,232
1,818	CDW Corp.	161,657
3,785	eBay, Inc. *	124,981
2,099	Facebook, Inc. *	345,202
314	Netflix, Inc. *	117,477
973	Palo Alto Networks, Inc. *	219,178
776	VeriSigns, Inc.	124,253
		2,547,591
	IRON/STEEL - 1.2%
8,200	JFE Holdings, Inc.	188,206
2,928	Nucor Corp.	185,782
566	Steel Dynamics, Inc.	25,578
		399,566
	LEISURE - 1.0%
2,954	Carnival Corp.	188,377
174	Carnival PLC - ADR	10,976
200	Central Sports Co. Ltd. *	7,475
323	Flight Centre Travel Group Ltd.	12,424
5,000	Yamaha Motor Co. Ltd.	140,203
		359,455
	LODGING - 0.0%**
1,070	Crown Resorts Ltd.	10,599

	MACHINERY - CONSTRUCTION & MINING - 1.3%
1,195	Atlas Copco AB	31,866
1,379	Caterpillar, Inc.	210,284
6,000	Hitachi Ltd.	203,900
		446,050
	MACHINERY - DIVERSIFIED - 0.2%
400	Makino Milling Machine Co. Ltd.	17,080
1,700	Sumitomo Heavy Industries Ltd.	60,690
		77,770
	MEDIA - 2.9%
9,589	Comcast Corp.	339,547
15,179	Pearson PLC	176,168
6,320	Viacom, Inc.	213,363
5,032	Vivendi SA	129,576
1,909	Wolters Kluwer NV *	119,025
		977,679
	MINING - 0.6%
2,225	BHP Billiton PLC	48,490
11,666	Freeport-McMoRan, Inc.	162,391
		210,881
	MISCELLANEOUS MANUFACTURER - 0.9%
11,460	General Electric Co.	129,383
1,800	Nikon Corp.	33,834
748	Parker-Hannifin Corp.	137,580
		300,797
	OFFICE EQUIPMENT - 0.1%
181	Zebra Technologies Corp. *	32,006

	OIL & GAS - 8.3%
834	Anadarko Petroleum Corp.	56,220
6,774	BP PLC - ADR	312,281
4,543	CNX Resources Corp. *	65,010
3,425	ConocoPhillips	265,095
96	Continental Resources, Inc. *	6,555
3,731	DNO ASA *	7,709
16,565	Eni SpA	313,270
521	Equinor ASA	14,683
9,065	Galp Energia SGPS SA	179,941
2,141	HollyFrontier Corp.	149,656
6,000	Husky Energy, Inc.	105,276
16,700	JXTG Holdings, Inc.	126,193
2,651	Marathon Petroleum Corp.	212,000
1,951	OMV AG	109,656
208	PBF Energy, Inc.	10,381
2,310	Phillips 66	260,383

2,586	Royal Dutch Shell PLC - Class A	88,910
1,896	Royal Dutch Shell PLC - Class B	66,485
6,100	Suncor Energy, Inc.	235,864
737	TechnipFMC PLC *	23,031
738	Total SA	47,865
1,838	Valero Energy Corp.	209,073
		2,865,537
	OIL & GAS SERVICES - 0.6%
4,641	Halliburton Co.	188,100
482	TGS NOPEC Geophysical Co. ASA	19,633
		207,733
	PACKAGING & CONTAINERS - 0.6%
480	Berry Global Group, Inc. *	23,227
3,126	WestRock Co.	167,053
		190,280
	PHARMACEUTICALS - 7.8%
3,353	AbbVie, Inc.	317,127
1,223	Allergan PLC	232,957
12,700	Astellas Pharma, Inc.	221,609
4,239	Bristol-Myers Squibb Co.	263,157
1,904	Grifols SA	53,651
3,878	Johnson & Johnson	535,823
300	Kyowa Hakko Kirin Co. Ltd.	5,623
642	Merck & Co., Inc.	45,543
719	Novo Nordisk A/S	33,865
735	Roche Holding AG	178,897
6,000	Santen Pharmaceutical Co. Ltd.	95,136
3,600	Shionogi & Co. Ltd.	235,299
52	Siegfried Holding AG	24,302
4,800	Takeda Pharmaceutical Co. Ltd.	205,421
2,594	Zoetis, Inc.	237,507
		2,685,917
	REAL ESTATE INVESTMENT TRUSTS - 1.8%
163	American Tower Corp.	23,684
97	CoreSite Realty Corp.	10,781
517	Equity Residential	34,256
200	Highwoods Properties, Inc.	9,452
379	Hospitality Properties Trust	10,930
10,200	Host Hotels & Resorts, Inc.	215,220
8,111	Kimco Realty Corp.	135,778
174	Mid-America Apartment Communities, Inc.	17,431
644	Park Hotels & Resorts, Inc.	21,136
1,508	Sun Communities, Inc.	153,122
		631,790
	RETAIL - 2.9%
92	AutoZone, Inc. *	71,364
2,865	Best Buy Co., Inc.	227,366
595	Darden Restaurants, Inc.	66,158
364	Foot Locker, Inc.	18,557
110	Hugo Boss AG	8,473
482	Macy’s, Inc.	16,740
107	O’Reilly Automotive, Inc. *	37,163
21	Swatch Group AG	8,391
1,573	Target Corp.	138,754
2,922	Wal-Mart Stores, Inc.	274,405
1,283	Yum! Brands, Inc.	116,638
		984,009
	SEMICONDUCTORS - 2.5%
2,189	Analog Devices, Inc.	202,395
3,976	Applied Materials, Inc.	153,672
2,120	Infineon Technologies AG	48,189
859	KLA-Tencor Corp.	87,369
1,285	Lam Research Corp.	194,935
3,373	Micron Technology, Inc. *	152,561
1,896	STMicroelectronics NV	34,520
		873,641
	SOFTWARE - 4.1%
1,100	Adobe Systems, Inc. *	296,945
2,026	Citrix Systems, Inc. *	225,210
973	Intuit, Inc.	221,260
2,000	Konami Holdings Corp.	78,355
211	Lectra	5,502

1,185	Microsoft Corp.	135,528
1,072	ServiceNow, Inc. *	209,715
1,808	Splunk, Inc. *	218,605
42	Ubisoft Entertainment SA *	4,557
		1,395,677
	TELECOMMUNICATIONS - 2.8%
736	Arista Networks, Inc. *	195,673
2,063	Cisco Systems, Inc.	100,365
326	EchoStar Corp. *	15,117
4,223	Juniper Networks, Inc.	126,563
3,800	KDDI Corp.	105,016
700	SoftBank Group Corp.	70,687
2,232	Telenor ASA	43,608
2,333	Verizon Communications, Inc.	124,559
5,079	Zayo Group Holdings, Inc. *	176,343
		957,931
	TRANSPORTATION - 2.5%
600	Canadian Pacific Railway Ltd.	126,828
2,697	CSX Corp.	199,713
1,161	Norfolk Southern Corp.	209,561
2,018	Union Pacific Corp.	328,591
		864,693

	TOTAL COMMON STOCKS (Cost - $32,148,422)	33,923,354

	TOTAL INVESTMENTS - 98.7% (Cost - $32,148,422)	$33,923,354
	OTHER ASSETS LESS LIABILITIES - NET - 1.3%	444,267
	TOTAL NET ASSETS - 100.0%	$34,367,621

*	Non-income producing security.

**	Represents less than 0.05%

ADR - American Depository Receipt

PLC - Public Limited Company

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Value
	COMMON STOCKS - 99.2%
	AEROSPACE/DEFENSE - 3.0%
6,005	Boeing Co.	$2,233,259
4,461	Harris Corp.	754,846
		2,988,105
	AGRICULTURE - 0.1%
754	Philip Morris International, Inc.	61,481

	AIRLINES - 0.9%
14,208	Delta Air Lines, Inc.	821,649
2,262	Southwest Airlines Co.	141,262
		962,911
	AUTO MANUFACTURERS - 0.2%
4,858	General Motors Co.	163,569

	AUTO PARTS & EQUIPMENT - 0.2%
1,140	Lear Corp.	165,300

	BANKS - 1.2%
18,174	Citizens Financial Group, Inc.	700,971
2,278	Comerica, Inc.	205,476
765	SVB Financial Group *	237,785
519	Western Alliance Bancorp *	29,526
		1,173,758
	BEVERAGES - 1.5%
4,470	Constellation Brands, Inc.	963,821
4,839	Keurig Dr. Pepper, Inc.	112,120
7,377	Monster Beverage Corp. *	429,932
391	PepsiCo, Inc.	43,714
		1,549,587
	BIOTECHNOLOGY - 5.2%
2,632	Alexion Pharmaceuticals, Inc. *	365,874
6,699	Amgen, Inc.	1,388,636
3,517	Biogen, Inc. *	1,242,591
15,375	Gilead Sciences, Inc.	1,187,104
185	Illumina, Inc. *	67,906
5,172	Vertex Pharmaceuticals, Inc. *	996,851
		5,248,962
	BUILDING MATERIALS - 0.5%
2,212	Lennox International, Inc.	483,101

	CHEMICALS - 1.2%
5,470	Axalta Coating Systems Ltd. *	159,505
348	Celanese Corp.	39,672
2,212	Sherwin-Williams Co.	1,006,924
		1,206,101
	COMMERCIAL SERVICES - 2.6%
6,406	Bright Horizons Family Solutions, Inc. *	754,883
1,333	CoreLogic, Inc. *	65,864
18,834	H&R Block, Inc.	484,975
2,358	ManpowerGroup, Inc.	202,694
5,469	S&P Global, Inc.	1,068,588
		2,577,004
	COMPUTERS - 9.0%
5,580	Accenture PLC	949,716
30,720	Apple, Inc.	6,934,733
9,374	Fortinet, Inc. *	864,939
1,987	International Business Machines Corp.	300,454
		9,049,842
	COSMETICS/PERSONAL CARE - 1.0%
7,011	Estee Lauder Cos, Inc.	1,018,839

	DIVERSIFIED FINANCIAL SERVICES - 2.8%
2,304	Mastercard, Inc.	512,893
15,561	Visa, Inc.	2,335,550
		2,848,443
	ELECTRIC - 0.4%
9,336	CMS Energy Corp.	457,464

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
8,659	AMETEK, Inc.	685,100

	ELECTRONICS - 0.5%
7,625	FLIR Systems, Inc.	468,709

	ENGINEERING & CONSTRUCTION - 0.1%
2,785	AECOM *	90,958

	ENVIRONMENTAL CONTROL - 0.3%
3,397	Republic Services, Inc.	246,826
902	Waste Management, Inc.	81,505
		328,331
	FOOD - 0.8%
894	Ingredion, Inc.	93,834
21,878	US Foods Holding Corp. *	674,280
		768,114
	HEALTHCARE PRODUCTS - 1.9%
1,341	ABIOMED, Inc. *	603,115
8,730	Bruker Corp.	292,018
3,654	IDEXX Laboratories, Inc. *	912,258
1,134	Medtronic PLC	111,552
		1,918,943
	HEALTHCARE - SERVICES - 2.6%
1,669	HCA Healthcare, Inc.	232,191
1,983	Humana, Inc.	671,285
3,315	UnitedHealth Group, Inc.	881,923
2,698	WellCare Health Plans, Inc. *	864,682
		2,650,081
	HOME BUILDERS - 1.8%
18,996	DR Horton, Inc.	801,251
16,035	PulteGroup, Inc.	397,187
7,386	Thor Industries, Inc.	618,208
		1,816,646
	INSURANCE - 3.2%
7,595	Allstate Corp.	749,627
12,661	Arch Capital Group Ltd. *	377,424
3,552	Assured Guaranty Ltd.	150,001
15,160	Progressive Corp.	1,076,966
10,723	Voya Financial, Inc.	532,611
358	White Mountains Insurance Group Ltd.	335,041
		3,221,670
	INTERNET - 19.0%
2,199	Alphabet, Inc. - Class A *	2,654,369
2,261	Alphabet, Inc. - Class C *	2,698,436
2,951	Amazon.com, Inc. *	5,910,853
365	Booking Holdings, Inc. *	724,160
9,284	CDW Corp.	825,533
1,600	eBay, Inc. *	52,832
17,313	Facebook, Inc. *	2,847,296
5,238	GoDaddy, Inc. *	436,797
2,915	Netflix, Inc. *	1,090,589
4,004	Palo Alto Networks, Inc. *	901,941
1,024	RingCentral, Inc. *	95,283
1,438	Twilio, Inc. *	124,071
4,639	Twitter, Inc. *	132,026
3,823	VeriSign, Inc. *	612,139
		19,106,325
	IRON/STEEL - 0.3%
6,322	Steel Dynamics, Inc.	285,691

	MACHINERY - CONSTRUCTION & MINING - 0.2%
1,516	Caterpillar, Inc.	231,175

	MACHINERY - DIVERSIFIED - 0.8%
5,496	IDEX Corp.	828,027

	MEDIA - 1.4%
482	Cable One, Inc.	425,900
21,124	Comcast Corp.	748,001
6,412	Viacom, Inc.	216,469
		1,390,370
	MINING - 0.0% **
2,730	Freeport-McMoRan, Inc.	38,002

	MISCELLANEOUS MANUFACTURER - 1.8%
7,427	Illinois Tool Works, Inc.	1,048,098
4,211	Parker-Hannifin Corp.	774,529
		1,822,627
	OFFICE/BUSINESS EQUIPMENT - 0.4%
2,029	Zebra Technologies Corp. *	358,788

	OIL & GAS - 2.7%
1,060	Anadarko Petroleum Corp.	71,455
9,767	ConocoPhillips	755,966
8,359	Marathon Petroleum Corp.	668,469
6,844	Phillips 66	771,456
3,736	Valero Energy Corp.	424,970
		2,692,316
	OIL & GAS SERVICES - 0.3%
7,737	Halliburton Co.	313,581

	PACKAGING & CONTAINERS - 0.4%
3,782	Berry Global Group, Inc. *	183,011
3,321	WestRock Co.	177,474
		360,485
	PHARMACEUTICALS - 6.0%
19,076	AbbVie, Inc.	1,804,208
4,034	Allergan PLC	768,396
18,535	Bristol-Myers Squibb Co.	1,150,653
8,837	Johnson & Johnson	1,221,008
569	Neurocrine Biosciences, Inc. *	69,959
11,496	Zoetis, Inc.	1,052,573
		6,066,797
	REAL ESTATE INVESTMENT TRUSTS - 2.0%
3,951	Alexandria Real Estate Equities, Inc.	496,996
2,120	American Tower Corp.	308,036
6,604	CoreSite Realty Corp.	733,969
7,638	Host Hotels & Resorts, Inc.	161,162
5,885	Kimco Realty Corp.	98,515
2,929	Lamar Advertising Co.	227,876
		2,026,554
	RETAIL - 3.5%
1,080	AutoZone, Inc. *	837,756
10,160	Best Buy Co., Inc.	806,298
714	Darden Restaurants, Inc.	79,390
3,541	Home Depot, Inc.	733,518
1,425	L Brands, Inc.	43,177
1,672	Lululemon Athletica, Inc. *	271,683
1,572	O’Reilly Automotive, Inc. *	545,987
2,038	Yum! Brands, Inc.	185,275
		3,503,084
	SEMICONDUCTORS - 3.0%
7,428	Analog Devices, Inc.	686,793
13,468	Applied Materials, Inc.	520,538
858	KLA-Tencor Corp.	87,267
6,117	Lam Research Corp.	927,949
5,165	Micron Technology, Inc. *	233,613
2,052	NVIDIA Corp.	576,653
		3,032,813
	SHIPBUILDING - 0.4%
1,699	Huntington Ingalls Industries, Inc.	435,080

	SOFTWARE - 13.5%
5,983	Adobe Systems, Inc. *	1,615,111
989	athenahealth, Inc. *	132,130
14,768	Black Knight, Inc. *	767,198
6,164	CDK Global, Inc.	385,620
7,592	Citrix Systems, Inc. *	843,927
6,301	Fidelity National Information Services, Inc.	687,250
5,203	Intuit, Inc.	1,183,162
43,419	Microsoft Corp.	4,965,831
4,700	MSCI, Inc.	833,827
5,294	ServiceNow, Inc. *	1,035,665
7,182	Splunk, Inc. *	868,376
832	Ultimate Software Group, Inc. *	268,062
		13,586,159
	TELECOMMUNICATIONS - 0.9%
1,417	Arista Networks, Inc. *	376,724
16,136	Zayo Group Holdings, Inc. *	560,242
		936,966

	TRANSPORTATION - 0.9%
3,729	CSX Corp.	276,132
3,937	Union Pacific Corp.	641,062
		917,194

	TOTAL COMMON STOCKS (Cost - $88,776,200)	99,835,053

	SHORT-TERM INVESTMENT - 0.5%
	MONEY MARKET FUND - 0.5%
501,976	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.92% (a)(Cost - $501,976)	501,976

	TOTAL INVESTMENTS - 99.7% (Cost - $89,278,176)	$100,337,029
	OTHER ASSETS LESS LIABILITIES - NET - 0.3%	258,105
	TOTAL NET ASSETS - 100.0%	$100,595,134

*	Non-income producing security.

PLC - Public Limited Company

(a)	Money market rate shown represents the rate at September 30, 2018.

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Value
	COMMON STOCKS - 99.2%
	AEROSPACE/DEFENSE - 0.5%
3,222	Teledyne Technologies, Inc. *	$794,803

	AIRLINES - 0.8%
3,458	Delta Air Lines, Inc.	199,976
11,775	United Continental Holdings, Inc. *	1,048,682
		1,248,658
	APPAREL - 0.3%
3,178	Ralph Lauren Corp.	437,134

	AUTO MANUFACTURERS - 0.3%
13,019	General Motors Co.	438,350

	AUTO PARTS & EQUIPMENT - 0.5%
34,192	Goodyear Tire & Rubber Co.	799,751

	BANKS - 6.5%
3,177	Citigroup, Inc.	227,918
44,446	Citizens Financial Group, Inc.	1,714,282
16,753	Comerica, Inc.	1,511,121
1,089	East West Bancorp, Inc.	65,743
38,384	Fifth Third Bancorp	1,071,681
1,496	First Citizens BancShares, Inc.	676,611
5,714	FNB Corp.	72,682
27,067	PacWest Bancorp	1,289,743
4,403	Signature Bank	505,641
3,130	SVB Financial Group *	972,898
14,735	Synovus Financial Corp.	674,716
18,457	Western Alliance Bancorp *	1,050,019
		9,833,055
	BEVERAGES - 0.3%
8,274	Molson Coors Brewing Co.	508,851

	BIOTECHNOLOGY - 1.7%
192	Alexion Pharmaceuticals, Inc. *	26,690
3,112	Biogen, Inc. *	1,099,501
1,234	Bio-Rad Laboratories, Inc. *	386,230
8,677	Gilead Sciences, Inc.	669,951
2,335	Vertex Pharmaceuticals, Inc. *	450,048
		2,632,420
	BUILDING MATERIALS - 0.1%
393	Lennox International, Inc.	85,831

	CHEMICALS - 1.5%
17,985	Axalta Coating Systems Ltd. *	524,443
13,194	CF Industries Holdings, Inc.	718,281
26,443	Huntsman Corp.	720,043
515	Sherwin-Williams Co.	234,433
		2,197,200
	COMMERCIAL SERVICES - 2.9%
7,073	Bright Horizons Family Solutions, Inc. *	833,482
280	Graham Holdings Co.	162,204
46,118	H&R Block, Inc.	1,187,539
1,988	IHS Markit Ltd. *	107,272
15,393	ManpowerGroup, Inc.	1,323,182

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Shares		Value
	COMMERCIAL SERVICES - 2.9% (Continued)
6,064	Nielsen Holdings PLC	$167,730
783	S&P Global, Inc.	152,990
8,534	Service Corp International	377,203
		4,311,602
	COMPUTERS - 0.1%
3,428	Western Digital Corp.	200,675

	DISTRIBUTION/WHOLESALE - 0.7%
16,191	WESCO International, Inc. *	994,937

	DIVERSIFIED FINANCIAL SERVICES - 2.8%
56,129	Ally Financial, Inc.	1,484,612
39,162	BGC Partners, Inc.	462,895
56,493	Jefferies Financial Group, Inc.	1,240,586
34,690	Synchrony Financial	1,078,165
		4,266,258
	ELECTRIC - 8.6%
54,188	AES Corp.	758,632
25,508	Ameren Corp.	1,612,616
54,331	CenterPoint Energy, Inc.	1,502,252
32,441	CMS Energy Corp.	1,589,609
15,947	DTE Energy Co.	1,740,296
24,369	MDU Resources Group, Inc.	626,040
35,901	NRG Energy, Inc.	1,342,697
37,827	OGE Energy Corp.	1,373,877
28,931	PPL Corp.	846,521
33,047	Xcel Energy, Inc.	1,560,149
		12,952,689
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
20,662	AMETEK, Inc.	1,634,777

	ELECTRONICS - 1.3%
9,746	Agilent Technologies, Inc.	687,483
14,519	FLIR Systems, Inc.	892,483
6,984	National Instruments Corp.	337,537
		1,917,503
	ENGINEERING COMPONENTS & EQUIPMENT - 0.9%
40,140	AECOM *	1,310,972

	ENTERTAINMENT - 0.9%
14,609	Cinemark Holdings, Inc.	587,282
10,336	Dolby Laboratories, Inc.	723,210
		1,310,492
	ENVIRONMENTAL CONTROL - 1.2%
31,424	Pentair PLC	1,362,230
6,846	Republic Services, Inc.	497,430
		1,859,660
	FOOD - 2.5%
30,786	Conagra Brands, Inc.	1,045,800
12,381	Ingredion, Inc.	1,299,510
6,871	Tyson Foods, Inc.	409,031
30,583	US Food Holding Corp. *	942,568
		3,696,909

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Shares		Value
	FOREST PRODUCTS & PAPER - 0.3%
2,366	Domtar Corp.	$123,434
5,611	International Paper Co.	275,781
		399,215
	GAS - 1.0%
26,859	UGI Corp.	1,490,137

	HAND/MACHINE TOOLS - 0.7%
5,601	Snap-on, Inc.	1,028,344

	HEALTHCARE PRODUCTS - 1.4%
6,238	Bruker Corp.	208,661
7,822	Hill-Rom Holdings, Inc.	738,397
4,676	IDEXX Laboratories, Inc. *	1,167,410
		2,114,468
	HEALTHCARE - SERVICES - 2.2%
5,856	DaVita, Inc. *	419,465
1,245	Molina Healthcare, Inc. *	185,132
11,774	Universal Health Services, Inc.	1,505,188
3,625	WellCare Health Plans, Inc. *	1,161,776
		3,271,561
	HOME BUILDERS - 2.2%
31,363	DR Horton, Inc.	1,322,891
42,975	PulteGroup, Inc.	1,064,491
11,088	Thor Industries, Inc.	928,066
		3,315,448
	HOME FURNISHINGS - 0.4%
5,230	Whirlpool Corp.	621,063

	INSURANCE - 9.4%
11,591	Allstate Corp.	1,144,032
5,594	American Financial Group, Inc.	620,766
48,615	Arch Capital Group Ltd. *	1,449,213
31,308	Assured Guaranty Ltd.	1,322,137
3,053	Athene Holding Ltd. *	157,718
11,090	Brighthouse Financial, Inc. *	490,622
23,925	First American Financial Corp.	1,234,291
17,036	FNF Group	670,367
35,737	Old Republic International Corp.	799,794
16,015	Progressive Corp.	1,137,706
2,215	Reinsurance Group of America, Inc.	320,200
16,727	Torchmark Corp.	1,450,064
22,057	Unum Group	861,767
26,630	Voya Financial, Inc.	1,322,712
1,315	White Mountains Insurance Group Ltd.	1,230,669
		14,212,058
	INTERNET - 1.2%
4,885	Palo Alto Networks, Inc. *	1,100,395
35,389	Symantec Corp.	753,078
		1,853,473
	IRON/STEEL - 2.0%
28,316	Nucor Corp.	1,796,650
2,294	Reliance Steel & Aluminum Co.	195,655
21,188	Steel Dynamics, Inc.	957,486
		2,949,791

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Shares		Value
	LEISURE TIME - 0.5%
17,246	Harley-Davidson, Inc.	$781,244

	MACHINERY - CONTSTRUCTION & MINING - 0.3%
11,227	Terex Corp.	448,070

	MACHINERY - DIVERSIFIED - 0.5%
4,544	IDEX Corp.	684,599

	MEDIA - 2.1%
31,991	Comcast Corp.	1,132,801
41,228	News Corp.	543,797
45,379	Viacom, Inc.	1,531,995
		3,208,593
	MINING - 0.9%
100,306	Freeport-McMoRan Inc.	1,396,260

	MISCELLANEOUS MANUFACTURER - 2.3%
10,946	Ingersoll-Rand PLC	1,119,776
9,770	Parker-Hannifin Corp.	1,796,996
14,648	Trinity Industries, Inc.	536,703
		3,453,475
	OIL & GAS - 8.2%
72,766	CNX Resources Corp. *	1,041,281
15,103	ConocoPhillips	1,168,972
7,096	Continental Resources, Inc. *	484,515
29,887	Devon Energy Corp.	1,193,687
11,772	Helmerich & Payne, Inc.	809,560
21,609	HollyFrontier Corp.	1,510,469
52,593	Marathon Oil Corp.	1,224,365
13,287	Marathon Petroleum Corp.	1,062,561
20,397	PBF Energy, Inc.	1,018,014
9,977	Phillips 66	1,124,607
9,947	Valero Energy Corp.	1,131,471
12,150	Whiting Petroleum Corp. *	644,436
		12,413,938
	OIL & GAS SERVICES - 0.6%
23,949	Halliburton Co.	970,653

	PACKAGING & CONTAINERS - 1.2%
12,116	Owens-Illinois, Inc. *	227,660
28,758	WestRock Co.	1,536,828
		1,764,488
	PHARMACEUTICALS - 3.2%
11,668	AbbVie, Inc.	1,103,559
5,911	Allergan PLC	1,125,927
3,702	Bristol-Myers Squibb Co.	229,820
8,258	Johnson & Johnson	1,141,008
24,685	Mylan NV *	903,471
4,782	Perrigo Co PLC	338,566
		4,842,351
	REAL ESTATE INVESTMENT TRUSTS - 14.7%
5,021	Alexandria Real Estate Equities, Inc.	631,592
59,781	American Homes 4 Rent	1,308,606
30,487	Apartment Investment & Management Co.	1,345,391
72,936	Apple Hospitality REIT, Inc.	1,275,651

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Shares		Value
	REAL ESTATE INVESTMENT TRUSTS - 14.7% (Continued)
5,075	Boston Properties, Inc.	$624,682
4,510	Camden Property Trust	422,001
9,039	Douglas Emmett, Inc.	340,951
51,406	Duke Realty Corp.	1,458,388
69,559	Empire State Realty Trust, Inc.	1,155,375
19,822	Equity Residential	1,313,406
4,938	Healthcare Trust of America, Inc.	131,696
2,687	Highwoods Properties, Inc.	126,988
45,253	Hospitality Properties Trust	1,305,097
78,623	Host Hotels & Resorts, Inc.	1,658,945
79,505	Kimco Realty Corp.	1,330,914
15,093	Lamar Advertising Co.	1,174,235
15,218	Mid-America Apartment Communities, Inc.	1,524,539
27,397	Paramount Group, Inc.	413,421
14,828	Park Hotels & Resorts, Inc.	486,655
66,255	Retail Properties of America, Inc.	807,648
3,007	Senior Housing Properties Trust	52,803
110,752	Spirit Realty Capital, Inc.	892,661
25,376	STORE Capital Corp.	705,199
13,943	Sun Communities, Inc.	1,415,772
4,615	UDR, Inc.	186,584
17,397	VEREIT, Inc.	126,302
		22,215,502
	RETAIL - 3.2%
1,570	AutoZone, Inc. *	1,217,849
20,588	Best Buy Co., Inc.	1,633,864
5,696	Darden Restaurants, Inc.	633,338
3,995	Dick’s Sporting Goods, Inc.	141,743
8,614	Foot Locker, Inc.	439,142
13,867	L Brands, Inc.	420,170
6,755	Macy’s, Inc.	234,601
3,437	Yum China Holdings, Inc.	120,673
		4,841,380
	SEMICONDUCTORS - 1.5%
13,649	Analog Devices, Inc.	1,261,987
6,575	Lam Research Corp.	997,428
		2,259,415
	SHIPBUILDING - 0.5%
2,874	Huntington Ingalls Industries, Inc.	735,974

	SOFTWARE - 1.8%
6,406	Citrix Systems, Inc. *	712,091
5,060	Intuit, Inc.	1,150,644
1,272	ServiceNow, Inc. *	248,841
5,073	Splunk, Inc. *	613,375
		2,724,951
	TELECOMMUNICATIONS - 1.4%
9,477	EchoStar Corp. *	439,448
44,796	Juniper Networks, Inc.	1,342,536
9,164	Telephone & Data Systems, Inc.	278,860
		2,060,844

	TOTAL COMMON STOCKS (Cost - $144,974,017)	149,489,822

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Shares		Value
	SHORT-TERM INVESTMENT - 0.4%
	MONEY MARKET FUND - 0.4%
647,148	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.92% (a)(Cost - $647,148)	$647,148

	TOTAL INVESTMENTS - 99.6% (Cost - $145,621,165)	$150,136,970
	OTHER ASSETS LESS LIABILITIES - NET - 0.4%	674,312
	TOTAL NET ASSETS - 100.0%	$150,811,282

*	Non-income producing security.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Money market rate shown represents the rate at September 30, 2018.

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value. Investments in open-end investment companies are valued at net asset value, as discussed in more detail below.

Valuation of Investment Companies – The Portfolios may invest in one or more portfolios of open-end investment companies (the “Underlying Fund” or “Underlying Funds”). Each Underlying Fund is valued at its respective net asset values as reported by such investment company. Each Underlying Fund values securities in its portfolio for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by each Underlying Fund’s board(s) of trustees.

Exchange-Traded Funds – The Portfolios may invest in passive exchange-traded funds (“ETFs”). An ETF is a type of index fund that is bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the lack of liquidity in an ETF could result in it being more volatile than the underlying securities, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant underlying securities. Additionally, an ETF has fees and expenses that increase the cost of investing in the ETF versus the costs of owning the underlying securities directly.

Illiquid Securities – The Portfolios may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the valuation procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a Fair Value Committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Global Atlantic Investment Advisors, LLC (the “Adviser”) and/or Sub-Adviser. The Fair Value Committee may also include the Trust’s Chief Compliance Officer and may enlist third party consultants or advisers (such as an accounting firm or fair value pricing specialist) on an as-needed basis to assist in determining a security-specific fair value or valuation method. The Board reviews and approves the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Committee and Valuation Process – The Fair Value Committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or Sub-Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are not readily available on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Adviser or relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument (factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading); (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio’s calculation of its net asset value (“NAV”); and (v) mutual funds that do not provide timely NAV information. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser or Sub-Adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of restricted or illiquid securities using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights, as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; (xii) the security’s embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2018 for each Portfolio’s investments measured at fair value:

Global Atlantic BlackRock Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$87,756,572	$—	$—	$87,756,572
Short-Term Investment	392,901	—	—	392,901
Total	$88,149,473	$—	$—	$88,149,473

Global Atlantic BlackRock Disciplined Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$617,645,212	$—	$—	$617,645,212
Short-Term Investment	9,206,442	—	—	9,206,442
Futures Contract *	20,765	—	—	20,765
Total	$626,872,419	$—	$—	$626,872,419

Global Atlantic BlackRock Disciplined Growth Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$20,003,866	$—	$—	$20,003,866
Short-Term Investment	234,225	—	—	234,225
Futures Contract *	383	—	—	383
Total	$20,238,474	$—	$—	$20,238,474

Global Atlantic BlackRock Disciplined International Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$147,804,637	$—	$—	$147,804,637
Exchange Traded Funds	9,857,756	—	—	9,857,756
Short-Term Investment	2,976,918	—	—	2,976,918
Futures Contracts *	136,869	—	—	136,869
Total	$160,776,180	$—	$—	$160,776,180

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$207,562,941	$—	$—	$207,562,941
Short-Term Investment	3,156,935	—	—	3,156,935
Futures Contract*	7,692	—	—	7,692
Total	$210,727,568	$—	$—	$210,727,568

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$20,917,758	$—	$—	$20,917,758
Short-Term Investment	395,564	—	—	395,564
Total	$21,313,322	$—	$—	$21,313,322

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contract *	$4,467	$—	$—	$4,467
Total	$4,467	$—	$—	$4,467

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$26,030,034	$—	$—	$26,030,034
Short-Term Investment	463,691	—	—	463,691
Futures Contract *	1,010	—	—	1,010
Total	$26,494,735	$—	$—	$26,494,735

Global Atlantic BlackRock Disciplined Value Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$297,905,307	$—	$—	$297,905,307
Short-Term Investment	4,209,737	—	—	4,209,737
Futures Contract *	6,530	—	—	6,530
Total	$302,121,574	$—	$—	$302,121,574

Global Atlantic BlackRock High Yield Portfolio

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$78,597,424	$—	$—	$78,597,424
Short-Term Investment	1,259,722	—	—	1,259,722
Futures Contracts *	34,022	—	—	34,022
Total	$79,891,168	$—	$—	$79,891,168

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$8,570,963	$—	$8,570,963
Certificate of Deposit	—	800,206	—	800,206
Commercial Paper	—	6,507,155	—	6,507,155
Corporate Bonds & Notes	—	33,491,485	—	33,491,485
Municipal Bonds	—	606,463	—	606,463
Mortgage Backed Securities	—	22,092,869	—	22,092,869
U.S. Treasury Securities	—	32,652,313	—	32,652,313
Short-Term Investments	3,154,147	—	—	3,154,147
Forward Foreign Currency Contracts*	—	4,133	—	4,133
Swap Contracts	—	21,751	—	21,751
Total	$3,154,147	$104,747,338	$—	$107,901,485

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts *	$63,801	$—	$—	$63,801
Securities Sold Short	—	3,094,688	—	3,094,688
Swap Contracts	—	—	—	—

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$33,923,354	$—	$—	$33,923,354
Total	$33,923,354	$—	$—	$33,923,354

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$99,835,053	$—	$—	$99,835,053
Short-Term Investment	501,976	—	—	501,976
Total	$100,337,029	$—	$—	$100,337,029

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$149,489,822	$—	$—	$149,489,822
Short-Term Investment	647,148	—	—	647,148
Total	$150,136,970	$—	$—	$150,136,970

*	Cumulative net appreciation/(depreciation) on futures contracts and forward foreign exchange contracts is reported in the above table.

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers between levels for any Portfolio. It is the Portfolios’ policy to record transfers between Level 1 and Level 2 securities at the end of the reporting period.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Portfolios maintain deposits with a financial institution which are generally an amount that is in excess of federally insured limits.

Foreign Currency Translation – The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Forward Foreign Currency Contracts – As foreign securities are purchased, a Portfolio may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the statements of operations.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may sell futures contracts to hedge against market risk, foreign currency exchange rate risks, and to reduce return volatility. Futures are standardized, exchange-traded contracts that provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a securities index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Portfolios may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolios’ volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers when applicable. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements – The Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock High Yield Portfolio and the Global Atlantic Goldman Sachs Core Fixed Income Portfolio are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. In a standard over-the-counter (“OTC”) swap, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” (i.e., the return or increase in value of a particular dollar amount invested in a “basket” of securities, representing a particular index or industry sectors) of predetermined investments or instruments.

Certain Portfolios may enter into credit default swaps (“CDS”). CDS are two-party contracts that transfer credit exposure between the parties. One party (the “buyer”) receives credit protection and the other party (the “seller”) takes on credit risk. The buyer typically makes predetermined periodic payments to the seller in exchange for the seller’s commitment to purchase the underlying reference obligation if a defined credit event occurs, such as a default, bankruptcy or failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Portfolio would be liable for the notional amount of the swap.

The swaps in which a Portfolio may invest may be centrally-cleared or bi-laterally traded. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of a swap agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. A Portfolio segregates cash or liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Swap agreements involve, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Each Portfolio’s maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract’s remaining life, to be the extent that amount is positive.

Swaps may involve greater risks than direct investments in securities because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk, credit risk and pricing risk, each of which individually and collectively, may have a considerable impact on the performance of a Portfolio. CDS in particular may involve greater risks than investing in a referenced instrument directly. Swaps, especially those that are not exchange-traded, may also be considered illiquid. It may not be possible for a Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses. Although central clearing and exchange-trading of swaps may decrease counterparty risk and increase market liquidity, exchange-trading and clearing does not make the contracts risk free, but rather, the primary credit risk on such contracts is the creditworthiness of the clearing broker or the clearinghouse.

The Portfolios use cash and certain securities as collateral to swap agreements as indicated on the Portfolio of Investments and Statements of Assets and Liabilities. Such collateral is held for the benefit of the counterparty in a segregated account to prevent non-payment by the Portfolios. If the counterparty defaults, a Portfolio may seek return of this collateral and incur certain costs exercising their rights to the collateral.

The notional value and unrealized appreciation/(depreciation) of the derivative instruments outstanding as of September 30, 2018, as disclosed in the Portfolios of Investments, serve as indicators of the volume of derivative activity for the Portfolios.

Short Sales – A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Portfolio; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which the Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time a Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A Portfolio does not intend to enter into short sales (other than short sales “against the box”) if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the Portfolio’s net assets. This percentage may be varied by action of the Board of Trustees. A short sale is “against the box” to the extent a Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

When-Issued and Delayed-Delivery Transactions – The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Real Estate Investment Trusts – Certain Portfolios may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs’ operations. Along with the risks common to different types of real estate-related securities, such as loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities, REITs involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax free distribution of income or exemption under the 1940 Act. In addition, REITs are not diversified and are heavily dependent on cash flow.

Distributions from a Portfolio’s investments in REITs may be characterized as ordinary income, a net capital gain or a return of capital. The Portfolios record distributions that represent a net capital gain as a realized gain and distributions that represent a return of capital as a reduction of the cost of investment. REITs report information on the source of their distributions annually in the following calendar year. As a result, a Portfolio estimates the source of REIT distributions for accounting purposes and then makes adjustments when the actual source information is reported by the REIT. These estimates are based on the most recent REIT distribution information available.

Mortgage Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by a Portfolio of mortgage related securities that it holds with an agreement by the Portfolios to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

Credit Risk – There is a risk that security issuers will not make interest and/or principal payments on their securities. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of a Portfolio or an Underlying Fund. Lower credit quality also will affect liquidity and make it difficult to sell the security. This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. Default, or the market’s perception that an issuer is likely to default, tends to reduce the value and liquidity of fixed income securities, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause a Portfolio to directly or indirectly incur expenses in seeking recovery of principal or interest.

A Portfolio could lose money on a debt security if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. A Portfolio may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Sub-Adviser or the rating agencies than such securities actually do.

Derivatives Risk – The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives may increase costs, reduce a Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Many types of derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of a Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose a Portfolio to losses and could make derivatives more difficult to value accurately. Derivatives typically give rise to a form of leverage and may expose a Portfolio to greater risk and increase its costs. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments require the clearing and exchange-trading of many standardized over-the-counter (“OTC”) derivative instruments deemed to be “swaps.” The Commodity Futures Trading Commission (“CFTC”) has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Act and the CFTC continues to approve contracts for central clearing. Uncleared swaps are subject to margin requirements that are being implemented on a phase-in basis. The regulation of the derivatives markets has increased over the past several years, and there can be no assurance that any new governmental regulation will not adversely affect a Portfolio’s ability to achieve its investment result.

Market Risk – The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, limited dealer capacity, lack of liquidity in the markets or adverse investor sentiment. Each Portfolio has exposure to instruments that may be more volatile and carry more risk than some other forms of investment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down.

A Portfolio may experience a substantial or complete loss on any individual security. Since the global financial crisis that began in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in slower growth and an unusually high degree of volatility in the financial markets, both domestic and foreign. In response to the financial crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. The Federal Reserve has since reduced its market support activities and has recently started raising interest rates. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental support could negatively affect the markets generally and increase market volatility. These and other changes in market conditions could reduce the value and liquidity of the securities in which a Portfolio invests. This environment could make identifying investment risks and opportunities especially difficult.

Policy and legislative changes in the U.S. and abroad affect many aspects of financial regulation and may, in some cases, contribute to decreased liquidity and increased volatility in the financial markets. Economies and financial markets around the world are becoming increasingly interconnected. As a result, whether or not a Portfolio has exposure to securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio’s investments may be negatively affected. In addition, market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. An increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed-income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values of portfolio holdings and increase a Portfolio’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed-income markets

Quantitative Investing Risk – Investments selected using quantitative analysis or “models” may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). In addition, investments selected using models may react differently to issuer, political, market, and economic developments from the market as a whole or securities selected using only fundamental analysis. There is no guarantee that the use of quantitative analysis will result in effective investment decisions for a Portfolio. Additionally, commonality of holdings across quantitative money managers may amplify losses.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semi-Annual or Annual Report.

Aggregate Tax Unrealized Appreciation and Depreciation – At September 30, 2018 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Global Atlantic BlackRock Allocation Portfolio	84,477,238	$4,773,637	$(1,101,402)	$3,672,235
Global Atlantic BlackRock Disciplined Core Portfolio	573,289,024	63,201,487	(9,638,857)	53,562,630
Global Atlantic BlackRock Disciplined Growth Portfolio	17,535,819	2,962,434	(260,162)	2,702,272
Global Atlantic BlackRock Disciplined International Core Portfolio	164,495,877	7,149,522	(11,006,088)	(3,856,566)
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	188,673,934	27,716,857	(5,670,915)	22,045,942
Global Atlantic BlackRock Disciplined Small Cap Portfolio	19,431,450	3,143,344	(1,261,472)	1,881,872
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	24,223,941	2,643,335	(373,551)	2,269,784
Global Atlantic BlackRock Disciplined Value Portfolio	287,194,973	20,992,800	(6,072,729)	14,920,071
Global Atlantic BlackRock High Yield Portfolio	81,481,109	633,634	(2,257,597)	(1,623,963)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	106,056,226	74,234	(1,349,546)	(1,275,312)
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	32,148,422	2,770,572	(995,640)	1,774,932
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	89,280,138	12,769,786	(1,712,895)	11,056,891
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	145,634,033	8,255,262	(3,752,325)	4,502,937

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Forethought Variable Insurance Trust

By (Signature and Title)

/s/ Robert M. Arena, Jr.

Robert M. Arena, Jr., President

Date 11/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert M. Arena, Jr.

Robert M. Arena, Jr., President

Date 11/28/2018

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Treasurer

Date 11/28/2018